Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.35%
California-97.35%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare), Series 2014 A, RB	5.00%	08/01/2043	$1,300	$1,300,537
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGM)(a)	5.00%	10/01/2052	1,000	1,052,144
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	750	826,214
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,500	1,620,899
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,015,517
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	2,300	2,303,646
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	220	227,601
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	520	562,785
California (State of), Series 2013, GO Bonds(b)(c)	5.00%	12/13/2023	3,165	3,166,423
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,030	1,038,219
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	1,500	1,501,604
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	195,146
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	2,000	2,026,695
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,100	2,137,197
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,100	1,135,634
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	530	433,119
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	928,184
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,000	1,030,416
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	2,370	2,496,751
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,764,948
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,100	1,180,137
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	1,000	1,002,688
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	5,660	5,667,636
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	165	165,223
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	1,000	794,253
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	2,271,563
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2038	1,140	1,171,583
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	6,000	6,127,840
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	175	179,084
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	4,990	5,128,259
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	500	355,750
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	336,420
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,313,499
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	611,239
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	541,819
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	550	367,794
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	225	179,389
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	7,445	8,286,420
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	3,500	3,577,747
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	3,000	3,079,866
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,733,320
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	985	1,082,774
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	4,350	4,872,753
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	2,900	2,898,239
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	2,245	1,756,504
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	1,200	1,220,217
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,320	2,448,414
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,560	2,858,274
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	2,600	2,645,652
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,364,592
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	300	316,830
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	125	140,443
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	2,300	2,556,207
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	3,100	3,519,445
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,500	1,495,534
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	1,600	1,794,270
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	7,200	8,081,461
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	3,500	3,564,909
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	2,200	2,345,535
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	$6,065	$6,844,046
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	3,780	3,836,260
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	7,000	7,881,574
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	1,013,836
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,000	3,540,484
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	3,200	3,746,854
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,900	2,219,096
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,300	5,001,869
California (State of) Educational Facilities Authority (Stanford University), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,000	2,329,962
California (State of) Educational Facilities Authority (Stanford University) (Sustainability Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	400	249,706
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,049,939
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	230	206,372
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	25	24,025
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,000	1,009,818
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	1,900	1,412,663
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2051	1,000	1,075,408
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	1,825	1,835,014
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	6,730	6,603,788
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	6,500	6,586,637
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	536,013
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2038	3,100	3,121,308
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	8,965	8,836,531
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	6,805,490
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014 A, RB	5.00%	08/15/2043	1,000	1,002,882
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,016,101
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	147,706
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	700	644,710
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	5,000	4,544,300
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,205,512
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,620	1,899,071
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	310,369
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	100	79,315
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	910	916,499
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,700	7,607,693
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	1,495	1,474,378
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	1,000	1,049,204
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	5,175	4,955,451
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	40	41,052
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	1,170	1,156,397
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB(b)(c)	5.00%	12/06/2023	1,000	1,000,100
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	395	390,241
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	$2,005	$2,120,888
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,312,316
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2040	150	154,684
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2047	500	505,628
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2043	50	52,964
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,514,873
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,196,260
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	60	63,565
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,049,411
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	1,011,319
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,246,019
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	926,084
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,000	2,019,095
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,007,708
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	450,837
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	726,821
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	709,915
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,000	1,013,969
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	685	718,142
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	240	238,309
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	901,664
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	478,821
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,038,009
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,007,084
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	1,001,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(d)	5.00%	11/21/2045	1,000	1,008,876
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	500	544,647
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	992,298
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,000	990,913
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	55	57,021
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,000	1,000,341
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	2,250	2,448,171
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	5,000	5,001,606
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	733,942
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,013,297
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	937,494
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	261,955
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,000	983,346
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,589,621
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	$165	$155,304
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,017,904
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	1,075	1,098,836
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	870,549
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	1,975	1,990,899
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,004,768
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,501,366
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	415	426,717
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	1,600	1,636,469
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	535	538,918
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,610	1,659,786
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	700	718,315
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,157,486
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,065,575
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,735,421
Cerritos Community College District (Election of 2012), Series 2014 A, GO Bonds	4.00%	08/01/2044	100	99,963
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	55	44,536
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	5,090	5,094,963
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	06/01/2043	120	121,360
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,028,230
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	5,332,143
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	4,835	4,742,534
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,482,561
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	114,427
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	100,112
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,000	995,899
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	440	447,340
Desert Community College District, Series 2021 A-1, GO Bonds	4.00%	08/01/2051	500	501,890
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,000	1,019,899
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,575,530
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,092,784
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	40	33,667
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	250	250,193
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	475	480,429
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	4,500	4,324,278
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	2,336	2,258,508
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	1,835,073
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,256,090
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	1,000,845
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,121,332
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,000	1,946,304
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	2,500	2,422,030
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	300	227,431
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,379,204
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	120	120,299
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	10,000	9,897,254
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,001,285
Irvine (City of), CA, Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	400	380,635
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	407,043
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	3,500	3,506,955
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	5,500	6,083,381
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,000	1,093,542
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	$1,600	$1,630,361
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,018,970
Kaweah Delta Health Care District Guild, Series 2015 B, RB	4.00%	06/01/2045	240	159,126
La Mesa-Spring Valley School District, Series 2023 B, GO Bonds	4.00%	08/01/2051	1,625	1,612,306
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	200,295
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	4,009,207
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	500	518,519
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,000	1,075,410
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	504,046
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2045	500	502,384
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	286,721
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,501,484
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	2,000	2,000,996
Los Angeles (City of), CA, Series 2013 A, RB	5.00%	06/01/2043	2,860	2,860,901
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	700	712,223
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	700	736,087
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	3,000	3,278,878
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	1,610	1,703,365
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,000	1,050,710
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	1,200	1,307,644
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	1,345	1,373,759
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,500	1,636,748
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	900	973,755
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	1,000	993,924
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	1,000	1,087,404
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	1,000	1,005,107
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	2,000	2,012,140
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2039	1,000	1,006,070
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,004,881
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	1,026,618
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,200	2,250,171
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,555,008
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,537,602
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	2,700	2,804,100
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,000	1,041,831
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,000	991,423
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,099,062
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	1,285	1,365,517
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	1,055,120
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,000	1,060,922
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	530	558,301
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	1,058,022
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	350	374,253
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,364,680
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,479,089
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,210	1,328,050
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,100,041
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,097,798
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	3,750	4,102,158
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,250	1,348,633
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,000	2,190,675
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	2,000	2,174,829
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,000	1,093,482
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	3,965	3,906,471
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	$2,500	$2,785,738
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	2,500	2,772,533
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,500	1,670,681
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	2,000	2,210,123
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,200	1,308,567
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,386,190
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,052,632
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	400	422,084
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,000	1,062,490
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,023,270
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	185	185,615
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	850	867,688
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	3,000	3,039,259
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	2,050	2,226,839
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	440,930
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	252,343
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,267,580
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	100,794
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	1,000	1,001,824
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,022,347
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	100	100,984
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	789,166
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,000	5,049,181
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	100	102,223
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	900	959,571
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	3,005,519
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	1,300	1,445,769
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	190	190,026
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	9,880	10,347,683
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	145,088
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	2,000	2,148,320
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	25	26,675
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	1,200	1,323,041
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,090,213
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,082,751
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	300	301,714
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	45	44,925
Monterey Peninsula Unified School District (Election of 2018), Series 2023 D, GO Bonds	4.00%	08/01/2047	5,000	5,031,759
Monterey Peninsula Unified School District (Election of 2018), Series 2023 D, GO Bonds	4.00%	08/01/2048	4,930	4,941,425
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	400	295,559
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,007,996
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,400	2,416,164
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	1,800	1,879,059
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	70	75,088
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	795	803,026
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	1,245	1,246,119
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	2,700	2,693,215
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	223,423
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	1,000	990,501
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGM)(a)	5.00%	11/01/2052	2,500	2,657,853
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	300	324,442
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,019,371
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	480	506,221
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,000	3,005,121
Palomar Health, Series 2017, Ref. RB	5.00%	11/01/2042	1,000	1,005,881
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	2,000	2,197,704
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	400	399,238
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	30	30,026
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,000	1,124,300
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	$1,300	$1,339,314
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,663,762
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,121,297
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	5,000	5,575,971
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,150	5,599,893
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	5,600	5,391,934
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,171,509
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2039	675	658,519
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2040	750	724,921
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	625	585,749
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,458,784
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	2,700	2,775,792
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	4,000	4,282,774
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	500	549,998
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	500	546,213
Sacramento (City of), CA Unified School District (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,500	1,648,703
Sacramento (City of), CA Unified School District (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	3,000	3,278,745
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	984,876
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	1,000	1,023,937
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,530,112
Sacramento Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,129,862
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	2,500	2,510,838
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,031,683
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	1,000	1,063,882
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	520	554,635
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	302,414
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	1,050	1,139,664
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,019,372
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,535	1,660,895
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	500	501,585
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,594,598
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	2,000	2,102,717
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	488,027
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	804,426
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	956,250
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,026,379
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	2,500	2,739,331
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,022,229
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	4.00%	07/01/2045	115	115,192
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	3,535	3,718,992
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	2,770	2,773,894
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,125,647
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	4,560	4,514,106
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,200	1,206,079
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	60	48,227
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,000	988,350
San Diego Unified School District (Election of 2018), Series 2023, GO Bonds	4.00%	07/01/2053	2,700	2,652,506
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	07/01/2053	1,700	1,670,096
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,006,222
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	8,570	8,767,666
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,735	2,828,962
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,694,077
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	$1,940	$2,035,562
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,154,396
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	2,200	2,225,274
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	950	956,040
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,074,365
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	4,110	4,521,019
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	950	944,446
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	1,200	1,233,050
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	500	382,078
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	385	382,676
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,100	1,240,396
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	2,000	2,240,018
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	2,100	2,185,482
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	200	195,622
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 C, RB	4.00%	03/01/2051	1,000	1,002,989
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,500	1,854,078
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	840,608
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,504,797
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	3,000	3,040,989
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	2,937,842
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	2,700	2,640,775
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	1,100	1,109,932
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	2,600	2,619,035
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	1,100	1,204,624
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,000	1,104,757
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	300	303,285
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	5,019,324
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	3,500	3,727,354
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	495	527,257
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,455	1,548,589
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	703,094
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	664,316
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	620,745
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	182,493
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	5,012,477
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	3.25%	08/01/2039	50	43,986
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	200	153,368
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	100	100,051
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	390	399,352
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,000,151
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,905	2,109,699
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	2,200	2,461,801
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,300	1,303,025
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	2,000	2,015,664
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,000	990,209
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,208,092
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,019,850
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2041	700	724,225
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,135	1,167,736
University of California, Series 2017 AV, RB	5.25%	05/15/2042	4,000	4,229,135
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,915	2,031,906
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	$3,500	$3,686,514
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,061,390
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,795,047
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,750	2,749,160
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	1,986,979
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	4,000	4,000,498
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	4,355	4,323,235
University of California, Series 2023 BN, Ref. RB	5.50%	05/15/2040	5,000	5,906,600
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	5,000	5,675,870
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	2,650	2,635,272
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,725	1,807,060
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	124,209
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,137,317
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,562,494
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2039	1,500	1,532,785
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	5,000	5,421,501
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,000	1,482,905
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,250	1,232,717
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	1,000	1,012,733
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,000	1,003,712
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,640,930
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.), Series 2014, RB	5.00%	06/01/2044	285	285,840
TOTAL INVESTMENTS IN SECURITIES(e)-97.35% (Cost $788,384,523)				773,920,162
OTHER ASSETS LESS LIABILITIES-2.65%				21,067,758
NET ASSETS-100.00%				$794,987,920

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
November 30, 2023
(Unaudited)
	Shares	Value
Closed-End Funds-100.09%
Bonds-33.58%
Aberdeen Asia-Pacific Income Fund, Inc.	2,953,374	$7,885,509
BlackRock Core Bond Trust(a)	493,013	5,097,754
BlackRock Credit Allocation Income Trust	1,081,376	10,835,388
BlackRock Limited Duration Income Trust(a)	360,285	4,748,556
BlackRock Multi-Sector Income Trust(a)	266,639	4,007,584
BlackRock Taxable Municipal Bond Trust	712,879	11,163,685
Blackstone Long-Short Credit Income Fund(a)	150,632	1,711,180
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	347,797	6,375,119
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	125,147	2,482,917
DoubleLine Income Solutions Fund(a)	735,440	8,788,508
DoubleLine Opportunistic Credit Fund(a)	144,915	2,138,945
Eaton Vance Limited Duration Income Fund(a)	1,373,075	12,687,213
Eaton Vance Short Duration Diversified Income Fund(a)	148,374	1,495,610
First Trust Intermediate Duration Preferred & Income Fund(a)	745,187	11,796,310
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	248,734	4,400,104
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	577,226	7,988,808
Flaherty & Crumrine Total Return Fund, Inc.	129,019	1,834,650
Franklin Ltd. Duration Income Trust(a)	483,232	2,976,709
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	164,107	2,568,275
Invesco Bond Fund(a)(b)	126,357	1,921,890
Invesco Senior Income Trust(a)(b)	1,568,420	6,273,680
John Hancock Preferred Income Fund	192,160	2,920,832
John Hancock Preferred Income Fund II(a)	153,401	2,373,113
John Hancock Preferred Income Fund III	200,770	2,666,226
John Hancock Premium Dividend Fund(a)	594,210	6,453,121
MFS Charter Income Trust(a)	503,585	3,066,833
MFS Intermediate Income Trust	1,184,189	3,126,259
MFS Multimarket Income Trust	683,517	3,021,145
Nuveen Credit Strategies Income Fund	1,632,680	8,212,380
Nuveen Floating Rate Income Fund(a)	1,586,184	12,673,610
Nuveen Global High Income Fund	272,025	3,065,722
Nuveen Preferred & Income Opportunities Fund(a)	3,770,707	24,245,646
Nuveen Taxable Municipal Income Fund(a)	338,587	5,143,137
PIMCO Dynamic Income Opportunities Fund	702,384	8,526,942
PIMCO Income Strategy Fund(a)	236,504	1,903,857
PIMCO Income Strategy Fund II(a)	543,227	3,742,834
Pioneer Floating Rate Fund, Inc.(a)	145,991	1,312,459
Putnam Premier Income Trust(a)	1,086,319	3,736,937
TCW Strategic Income Fund, Inc.	422,838	1,978,882
Templeton Global Income Fund(a)	1,173,412	4,588,041
Western Asset Inflation-Linked Opportunities & Income Fund(a)	755,646	6,430,547
		228,366,917
Bonds/High Yield-19.19%
AllianceBernstein Global High Income Fund, Inc.(a)	976,910	9,563,949
Allspring Income Opportunities Fund	708,946	4,487,628
Allspring Multi-Sector Income Fund(a)	282,201	2,599,071
Barings Global Short Duration High Yield Fund(a)	234,938	3,035,399
BlackRock Corporate High Yield Fund, Inc.	1,429,748	12,481,700
BlackRock Debt Strategies Fund, Inc.(a)	515,603	5,362,271
	Shares	Value
Bonds/High Yield-(continued)
BlackRock Floating Rate Income Strategies Fund, Inc.	389,576	$4,678,808
BlackRock Floating Rate Income Trust(a)	250,531	2,996,351
BNY Mellon High Yield Strategies Fund	884,548	1,981,388
Credit Suisse High Yield Bond Fund	1,208,542	2,296,230
Eaton Vance Floating-Rate Income Trust(a)	328,068	4,048,359
Eaton Vance Senior Floating-Rate Trust(a)	331,264	4,094,423
First Trust High Income Long/Short Fund(a)	395,957	4,502,031
First Trust Senior Floating Rate Income Fund II(a)	298,236	2,916,748
High Income Securities Fund(a)	205,212	1,301,044
Highland Opportunities and Income Fund	1,160,894	9,681,856
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	782,444	3,654,014
Neuberger Berman High Yield Strategies Fund, Inc.	259,977	1,934,229
New America High Income Fund, Inc. (The)	206,809	1,410,437
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	460,961	10,500,692
PGIM Global High Yield Fund, Inc.	474,715	5,236,107
PGIM High Yield Bond Fund, Inc.	387,177	4,607,406
PGIM Short Duration High Yield Opportunities Fund	294,724	4,338,337
PIMCO High Income Fund	787,609	3,678,134
Pioneer High Income Fund, Inc.(a)	341,565	2,411,449
Templeton Emerging Markets Income Fund(a)	561,544	2,796,489
Western Asset Emerging Markets Debt Fund, Inc.(a)	715,095	6,264,232
Western Asset Global High Income Fund, Inc.(a)	207,799	1,427,579
Western Asset High Income Fund II, Inc.(a)	425,689	1,970,940
Western Asset High Income Opportunity Fund, Inc.	1,109,652	4,249,967
		130,507,268
Domestic Equity-3.03%
John Hancock Tax-Advantaged Dividend Income Fund	372,093	6,958,139
Virtus Dividend, Interest & Premium Strategy Fund	1,167,820	13,675,172
		20,633,311
Equities-6.58%
BlackRock Health Sciences Term Trust	1,386,485	19,286,007
BlackRock Innovation and Growth Term Trust	2,941,653	21,268,151
BlackRock Utilities, Infrastructure & Power Opportunities Trust	207,074	4,195,319
		44,749,477
Fixed Income-5.66%
Barings Corporate Investors(a)	179,271	3,074,498
BlackRock ESG Capital Allocation Term Trust(a)	1,241,846	19,385,216
BlackRock Income Trust, Inc.(a)	216,517	2,518,093
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	235,463	1,537,573
Nuveen Core Plus Impact Fund(a)	357,916	3,461,048
Nuveen Variable Rate Preferred & Income Fund(a)	293,809	4,700,944
Saba Capital Income & Opportunities Fund	485,180	3,794,107
		38,471,479
Option Income-32.05%
BlackRock Energy and Resources Trust(a)	328,875	4,176,712
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Option Income-(continued)
BlackRock Enhanced Capital and Income Fund, Inc.(a)	402,375	$7,399,676
BlackRock Enhanced Equity Dividend Trust(a)	2,204,381	17,194,172
BlackRock Enhanced Global Dividend Trust	756,548	7,489,825
BlackRock Enhanced International Dividend Trust	1,220,040	6,283,206
BlackRock Health Sciences Trust(a)	143,096	5,506,334
BlackRock Resources & Commodities Strategy Trust(a)	1,025,398	9,136,296
BlackRock Science & Technology Term Trust	998,488	16,934,356
BlackRock Science & Technology Trust(a)	310,491	10,559,799
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	89,745	2,794,659
Eaton Vance Enhanced Equity Income Fund	366,802	5,857,828
Eaton Vance Enhanced Equity Income Fund II(a)	533,280	9,860,347
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	707,046	5,635,157
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	309,513	4,026,764
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	1,091,545	13,622,482
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,443,211	17,116,482
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,296,947	10,090,248
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	3,570,065	27,453,800
First Trust Enhanced Equity Income Fund(a)	182,042	3,191,196
John Hancock Hedged Equity & Income Fund(a)	149,937	1,506,867
Madison Covered Call & Equity Strategy Fund	151,435	1,093,346
	Shares	Value
Option Income-(continued)
Nuveen Dow 30sm Dynamic Overwrite Fund	433,740	$6,020,311
Nuveen S&P 500 Buy-Write Income Fund(a)	1,089,522	13,913,196
Nuveen S&P 500 Dynamic Overwrite Fund(a)	190,263	2,798,769
Voya Global Advantage and Premium Opportunity Fund(a)	194,681	1,641,161
Voya Global Equity Dividend and Premium Opportunity Fund	968,101	4,792,100
Voya Infrastructure Industrials and Materials Fund	190,453	1,841,681
		217,936,770
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $746,668,475)		680,665,222
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.89%
Invesco Private Government Fund, 5.32%(b)(c)(d)	3,952,553	3,952,553
Invesco Private Prime Fund, 5.55%(b)(c)(d)	8,887,373	8,890,928
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,842,020)		12,843,481
TOTAL INVESTMENTS IN SECURITIES-101.98% (Cost $759,510,495)		693,508,703
OTHER ASSETS LESS LIABILITIES-(1.98)%		(13,432,295)
NET ASSETS-100.00%		$680,076,408

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2023.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco Bond Fund	$1,512,275	$362,761	$(12,970)	$60,713	$(889)	$1,921,890	$23,525
Invesco Senior Income Trust	6,565,748	340,508	(785,659)	144,752	8,331	6,273,680	199,572
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	4,472,965	(4,472,965)	-	-	-	2,289
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,215,197	15,364,766	(16,627,410)	-	-	3,952,553	81,974*
Invesco Private Prime Fund	13,410,509	38,333,632	(42,859,073)	1,685	4,175	8,890,928	222,009*
Total	$26,703,729	$58,874,632	$(64,758,077)	$207,150	$11,617	$21,039,051	$529,369

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2023
(Unaudited)
(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-98.84%
U.S. Treasury Bonds-78.13%
7.63%, 02/15/2025	$24,340,700	$25,130,822
6.00%, 02/15/2026(a)	24,644,700	25,338,795
6.63%, 02/15/2027	23,633,100	25,178,483
5.25%, 02/15/2029	24,241,800	25,241,774
5.38%, 02/15/2031	23,422,400	24,983,283
4.50%, 02/15/2036	47,957,300	48,753,466
4.75%, 02/15/2037	23,390,900	24,298,211
4.38%, 02/15/2038	24,614,700	24,401,244
3.50%, 02/15/2039	27,257,400	24,125,993
4.63%, 02/15/2040	23,861,100	23,931,006
4.75%, 02/15/2041	23,389,000	23,685,931
3.13%, 02/15/2042	29,428,900	23,763,837
3.13%, 02/15/2043	29,817,700	23,780,780
3.63%, 02/15/2044	27,711,800	23,723,358
2.50%, 02/15/2045	33,632,700	23,602,667
2.50%, 02/15/2046	33,646,600	23,346,272
3.00%, 02/15/2047	30,870,600	23,376,038
3.00%, 02/15/2048	30,688,100	23,150,335
3.00%, 02/15/2049	30,603,500	23,063,802
2.00%, 02/15/2050	38,028,700	22,998,450
1.88%, 02/15/2051	39,220,800	22,813,943
2.25%, 02/15/2052	36,038,200	22,965,906
3.63%, 02/15/2053	26,942,600	22,993,825
		574,648,221
U.S. Treasury Notes-20.71%
2.75%, 02/15/2024(a)	26,269,900	26,129,584
2.75%, 02/15/2028	27,400,600	25,713,751
1.50%, 02/15/2030	30,225,500	25,566,523
1.88%, 02/15/2032	30,302,000	25,144,742
3.50%, 02/15/2033	26,597,600	24,860,444
4.50%, 11/15/2033	24,565,000	24,872,062
		152,287,106
Total U.S. Treasury Securities (Cost $843,026,663)		726,935,327
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(b)(c) (Cost $96,319)	96,319	$96,319
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.85% (Cost $843,122,982)		727,031,646
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.42%
Invesco Private Government Fund, 5.32%(b)(c)(d)	906,004	906,004
Invesco Private Prime Fund, 5.55%(b)(c)(d)	2,186,520	2,187,395
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,093,247)		3,093,399
TOTAL INVESTMENTS IN SECURITIES-99.27% (Cost $846,216,229)		730,125,045
OTHER ASSETS LESS LIABILITIES-0.73%		5,351,336
NET ASSETS-100.00%		$735,476,381
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2023.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,918,811	$6,170,942	$(18,993,434)	$-	$-	$96,319	$4,072
See accompanying notes which are an integral part of this schedule.

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$229,397,803	$(228,491,799)	$-	$-	$906,004	$62,932*
Invesco Private Prime Fund	-	222,187,286	(220,008,700)	152	8,657	2,187,395	49,435*
Total	$12,918,811	$457,756,031	$(467,493,933)	$152	$8,657	$3,189,718	$116,439

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Floating Rate Municipal Income ETF (PVI)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-89.99%
California-16.38%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	1.45%	04/01/2053	$1,500	$1,500,000
California (State of), Series 2003 C-4, VRD GO Bonds, (LOC - U.S. Bank N.A.)(a)(b)	1.57%	05/01/2033	2,000	2,000,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	1.95%	09/01/2033	1,000	1,000,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	2.00%	04/01/2039	1,800	1,800,000
				6,300,000
Connecticut-3.12%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	3.15%	11/15/2050	1,200	1,200,000
District of Columbia-2.73%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	3.40%	08/15/2038	1,050	1,050,000
Florida-9.88%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	3.25%	09/01/2035	1,300	1,300,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.22%	06/01/2048	500	500,000
JEA Electric System, Series 2008 3C-2, VRD RB(a)	3.22%	10/01/2034	500	500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	3.42%	10/01/2038	1,500	1,500,000
				3,800,000
Louisiana-5.98%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.20%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B-2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	3.38%	07/01/2047	300	300,000
				2,300,000
Minnesota-7.02%
Hennepin (County of), MN, Series 2018 B, Ref. VRD GO Bonds(a)	3.30%	12/01/2038	1,200	1,200,000
Rochester (City of), MN (Mayo Clinic), Series 2008 B, VRD RB(a)	3.25%	11/15/2038	1,500	1,500,000
				2,700,000
Missouri-0.78%
Kansas City (City of), MO (H Roe Bartle Convention Center), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	3.43%	04/15/2025	300	300,000
Nevada-2.73%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	3.35%	07/01/2029	1,050	1,050,000
New York-16.64%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	3.28%	11/01/2038	800	800,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	3.29%	11/01/2026	1,200	1,200,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	2.15%	08/01/2044	1,000	1,000,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	3.20%	07/01/2039	1,200	1,200,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010 A, VRD RB, (LOC - Helaba)(a)(b)	3.35%	11/01/2044	1,000	1,000,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	3.30%	10/15/2041	1,200	1,200,000
				6,400,000
North Carolina-5.20%
Raleigh & Durham (Cities of), NC Airport Authority, Series 2008 C, Ref. VRD RB, (LOC - TD Bank N.A.)(a)(b)	3.26%	05/01/2036	2,000	2,000,000
Ohio-3.12%
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2013 B, VRD RB(a)	3.15%	05/01/2029	1,200	1,200,000
Pennsylvania-4.16%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGM)(a)(c)	3.30%	12/01/2028	1,600	1,600,000
Texas-3.41%
Texas (State of), Series 2015 B, VRD GO Bonds(a)	3.25%	06/01/2046	1,310	1,310,000
Washington-5.20%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	3.30%	07/01/2032	2,000	2,000,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-3.64%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.30%	08/15/2034	$200	$200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	3.30%	03/01/2031	1,200	1,200,000
				1,400,000
TOTAL INVESTMENTS IN SECURITIES(d)-89.99% (Cost $34,610,000)				34,610,000
OTHER ASSETS LESS LIABILITIES-10.01%				3,850,140
NET ASSETS-100.00%				$38,460,140

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	13.00%
JPMorgan Chase Bank, N.A.	7.80%
U.S. Bank N.A.	5.78%
Sumitomo Mitsui Banking Corp.	5.20%
Wells Fargo Bank, N.A.	5.20%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.48%
Aerospace & Defense-2.74%
Hexcel Corp., 4.20%, 02/15/2027	$2,621,000	$2,496,327
Howmet Aerospace, Inc.
5.90%, 02/01/2027(b)	2,132,000	2,147,387
3.00%, 01/15/2029(b)	2,476,000	2,183,820
TransDigm, Inc., 5.50%, 11/15/2027	8,270,000	7,968,220
		14,795,754
Air Freight & Logistics-0.74%
GXO Logistics, Inc.
1.65%, 07/15/2026	2,246,000	2,009,201
2.65%, 07/15/2031(b)	2,533,000	1,984,007
		3,993,208
Automobile Components-3.92%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	4,609,000	3,817,533
Dana, Inc.
5.63%, 06/15/2028(b)	2,215,000	2,112,678
4.25%, 09/01/2030(b)	2,464,000	2,092,860
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026(b)	3,036,000	2,943,977
5.00%, 07/15/2029(b)	3,341,000	3,050,278
United Rentals (North America), Inc.
4.88%, 01/15/2028(b)	3,697,000	3,558,878
3.88%, 02/15/2031(b)	4,120,000	3,591,301
		21,167,505
Automobiles-3.54%
Ford Motor Co., 3.25%, 02/12/2032(b)	12,113,000	9,665,699
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	10,028,000	9,453,049
		19,118,748
Broadline Retail-4.29%
Kohl’s Corp.
4.25%, 07/17/2025(b)	3,640,000	3,504,629
4.63%, 05/01/2031(b)	5,125,000	3,752,602
Nordstrom, Inc.
4.00%, 03/15/2027(b)	3,233,000	3,042,382
4.38%, 04/01/2030(b)	3,505,000	2,916,817
QVC, Inc., 4.38%, 09/01/2028	14,745,000	9,967,453
		23,183,883
Building Products-0.41%
Griffon Corp., 5.75%, 03/01/2028(b)	2,363,000	2,236,480
Chemicals-2.34%
Chemours Co. (The), 5.38%, 05/15/2027(b)	4,666,000	4,438,726
Olin Corp., 5.63%, 08/01/2029(b)	4,686,000	4,476,220
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(b)	4,657,000	3,740,298
		12,655,244
Commercial Services & Supplies-1.55%
CoreCivic, Inc., 8.25%, 04/15/2026(b)	2,954,000	3,014,940
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	2,653,000	2,539,067
Steelcase, Inc., 5.13%, 01/18/2029(b)	3,098,000	2,845,586
		8,399,593
Communications Equipment-0.47%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(b)	3,196,000	2,517,138
	Principal Amount	Value
Construction & Engineering-1.94%
AECOM, 5.13%, 03/15/2027	$5,952,000	$5,792,086
Fluor Corp., 4.25%, 09/15/2028(b)	5,033,000	4,705,654
		10,497,740
Consumer Finance-6.84%
Ally Financial, Inc.
5.75%, 11/20/2025(b)	4,928,000	4,838,205
6.70%, 02/14/2033(b)	5,288,000	4,920,876
Navient Corp.
6.13%, 03/25/2024	878,000	878,128
5.00%, 03/15/2027	2,113,000	1,971,952
5.50%, 03/15/2029	3,484,000	3,048,249
OneMain Finance Corp.
7.13%, 03/15/2026	3,027,000	3,054,772
4.00%, 09/15/2030(b)	3,852,000	3,140,891
SLM Corp., 4.20%, 10/29/2025(b)	4,442,000	4,221,035
Synchrony Financial, 7.25%, 02/02/2033	11,639,000	10,878,007
		36,952,115
Containers & Packaging-3.27%
Ball Corp.
5.25%, 07/01/2025	2,917,000	2,904,675
2.88%, 08/15/2030(b)	3,575,000	2,964,288
Berry Global, Inc., 1.57%, 01/15/2026	6,355,000	5,833,736
Crown Americas LLC, 5.25%, 04/01/2030	2,602,000	2,463,326
Silgan Holdings, Inc., 4.13%, 02/01/2028(b)	3,806,000	3,505,544
		17,671,569
Diversified Consumer Services-0.78%
Service Corp. International, 5.13%, 06/01/2029(b)	4,409,000	4,221,618
Diversified REITs-1.34%
Hudson Pacific Properties L.P.
3.95%, 11/01/2027	2,071,000	1,608,369
3.25%, 01/15/2030	2,453,000	1,646,785
VICI Properties L.P.
4.75%, 02/15/2028	2,115,000	2,006,437
5.13%, 05/15/2032(b)	2,147,000	1,978,618
		7,240,209
Electric Utilities-5.29%
DPL, Inc., 4.13%, 07/01/2025	7,557,000	7,297,568
FirstEnergy Corp.
Series B, 4.15%, 07/15/2027	4,350,000	4,142,099
Series C, 7.38%, 11/15/2031(b)	3,652,000	4,250,092
NRG Energy, Inc., 6.63%, 01/15/2027	5,946,000	5,905,090
PG&E Corp., 5.25%, 07/01/2030(b)	7,471,000	7,025,655
		28,620,504
Electrical Equipment-0.64%
Regal Rexnord Corp.
6.05%, 02/15/2026(c)	1,732,000	1,729,471
6.40%, 04/15/2033(c)	1,752,000	1,727,682
		3,457,153
Electronic Equipment, Instruments & Components-1.73%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	3,351,000	3,071,330
3.57%, 12/01/2031	3,551,000	3,061,158
Vontier Corp.
1.80%, 04/01/2026	1,831,000	1,662,709
2.95%, 04/01/2031	1,987,000	1,581,974
		9,377,171
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Financial Services-1.08%
MGIC Investment Corp., 5.25%, 08/15/2028(b)	$2,998,000	$2,835,800
Radian Group, Inc.
4.50%, 10/01/2024	420	411
4.88%, 03/15/2027(b)	3,180,000	3,011,794
		5,848,005
Food Products-0.99%
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	6,585,000	5,336,286
Gas Utilities-1.02%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	5,662,000	5,533,150
Health Care Equipment & Supplies-0.59%
Teleflex, Inc., 4.63%, 11/15/2027	3,337,000	3,164,544
Health Care Providers & Services-4.43%
Centene Corp.
2.45%, 07/15/2028	7,458,000	6,469,984
4.63%, 12/15/2029	6,856,000	6,373,633
Encompass Health Corp., 4.75%, 02/01/2030(b)	3,931,000	3,575,208
Tenet Healthcare Corp.
4.88%, 01/01/2026	3,856,000	3,791,929
6.13%, 06/15/2030	3,839,000	3,744,417
		23,955,171
Health Care REITs-1.35%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	2,642,000	2,108,451
3.50%, 03/15/2031	3,319,000	2,049,533
Sabra Health Care L.P.
5.13%, 08/15/2026	1,611,000	1,560,089
3.20%, 12/01/2031	1,992,000	1,559,115
		7,277,188
Hotel & Resort REITs-1.23%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	2,853,000	2,711,776
Service Properties Trust
5.50%, 12/15/2027	2,300,000	2,050,158
4.95%, 10/01/2029	2,446,000	1,907,274
		6,669,208
Hotels, Restaurants & Leisure-7.16%
Churchill Downs, Inc., 5.50%, 04/01/2027(b)(c)	2,140,000	2,066,596
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(b)	5,125,000	4,827,321
Las Vegas Sands Corp.
3.20%, 08/08/2024	4,704,000	4,600,985
3.90%, 08/08/2029(b)	5,110,000	4,567,573
MGM Resorts International, 4.75%, 10/15/2028(b)	7,390,000	6,842,063
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028(b)	6,862,000	6,140,299
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	3,580,000	3,473,669
Yum! Brands, Inc., 3.63%, 03/15/2031(b)	7,210,000	6,197,337
		38,715,843
	Principal Amount	Value
Household Durables-3.67%
Century Communities, Inc., 6.75%, 06/01/2027	$2,373,000	$2,375,608
KB Home, 4.00%, 06/15/2031(b)	3,757,000	3,180,758
M/I Homes, Inc., 4.95%, 02/01/2028	2,925,000	2,783,225
MDC Holdings, Inc., 2.50%, 01/15/2031	4,167,000	3,218,637
Newell Brands, Inc.
5.20%, 04/01/2026	2,727,000	2,634,781
6.63%, 09/15/2029(b)	2,670,000	2,607,202
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	3,210,000	3,052,967
		19,853,178
IT Services-0.46%
Twilio, Inc., 3.63%, 03/15/2029	2,837,000	2,513,753
Machinery-1.09%
Hillenbrand, Inc.
5.00%, 09/15/2026	1,388,000	1,364,744
3.75%, 03/01/2031	1,597,000	1,326,101
Trinity Industries, Inc., 4.55%, 10/01/2024	3,261,000	3,189,845
		5,880,690
Media-3.78%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(b)(c)	9,341,000	8,180,816
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	7,999,000	7,869,793
Lamar Media Corp.
3.75%, 02/15/2028(b)	2,394,000	2,212,295
3.63%, 01/15/2031(b)	2,528,000	2,165,333
		20,428,237
Metals & Mining-4.36%
ATI, Inc.
5.88%, 12/01/2027(b)	1,380,000	1,334,901
5.13%, 10/01/2031	1,471,000	1,295,837
Carpenter Technology Corp., 6.38%, 07/15/2028(b)	2,354,000	2,314,790
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	742
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(c)	4,746,000	4,622,980
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(b)	9,038,000	8,405,071
United States Steel Corp., 6.88%, 03/01/2029(b)	5,645,000	5,615,251
		23,589,572
Mortgage REITs-1.20%
Starwood Property Trust, Inc., 4.75%, 03/15/2025(b)	6,568,000	6,470,597
Office REITs-0.51%
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027(b)	3,200,000	2,773,235
Oil, Gas & Consumable Fuels-7.40%
Apache Corp., 4.25%, 01/15/2030(b)	5,912,000	5,376,402
EQM Midstream Partners L.P., 5.50%, 07/15/2028	4,133,000	4,020,472
Murphy Oil Corp., 5.88%, 12/01/2027(b)	3,822,000	3,769,877
Murphy Oil USA, Inc., 4.75%, 09/15/2029	4,716,000	4,368,549
Occidental Petroleum Corp.
5.55%, 03/15/2026(b)	5,598,000	5,583,797
6.63%, 09/01/2030(b)	5,369,000	5,558,687

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Range Resources Corp.
4.88%, 05/15/2025	$1,194,000	$1,175,959
8.25%, 01/15/2029(b)	1,143,000	1,185,440
SM Energy Co., 6.50%, 07/15/2028(b)	2,899,000	2,824,162
Southwestern Energy Co.
5.70%, 01/23/2025	2,015,000	2,011,304
5.38%, 03/15/2030	2,176,000	2,064,852
Vital Energy, Inc., 9.75%, 10/15/2030	2,048,000	2,054,083
		39,993,584
Passenger Airlines-3.62%
Delta Air Lines, Inc.
7.38%, 01/15/2026(b)	4,751,000	4,868,587
3.75%, 10/28/2029(b)	5,448,000	4,876,451
United Airlines Holdings, Inc., 4.88%, 01/15/2025	9,995,000	9,826,884
		19,571,922
Pharmaceuticals-0.69%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(b)	3,713,000	3,717,641
Real Estate Management & Development-0.53%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029(b)	3,545,000	2,844,473
Semiconductors & Semiconductor Equipment-2.44%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)(c)	4,155,000	4,177,811
Qorvo, Inc., 4.38%, 10/15/2029	4,428,000	4,010,721
Skyworks Solutions, Inc.
1.80%, 06/01/2026	2,804,000	2,577,594
3.00%, 06/01/2031	2,997,000	2,444,818
		13,210,944
Software-0.27%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,640,000	1,441,161
Specialized REITs-1.48%
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 04/15/2026	2,136,000	2,088,902
5.30%, 01/15/2029	2,182,000	2,089,323
SBA Communications Corp., 3.88%, 02/15/2027(b)	4,060,000	3,824,820
		8,003,045
Specialty Retail-3.90%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	2,842,000	2,362,268
3.90%, 04/15/2030(b)	2,782,000	2,324,111
	Principal Amount	Value
Specialty Retail-(continued)
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	$4,850,000	$4,350,977
Bath & Body Works, Inc., 5.25%, 02/01/2028(b)	6,016,000	5,785,358
Penske Automotive Group, Inc., 3.75%, 06/15/2029	7,213,000	6,260,373
		21,083,087
Technology Hardware, Storage & Peripherals-2.77%
Seagate HDD Cayman
4.75%, 01/01/2025(b)	3,570,000	3,525,492
9.63%, 12/01/2032(c)	3,081,030	3,463,164
Western Digital Corp., 4.75%, 02/15/2026(b)	8,265,000	7,982,387
		14,971,043
Textiles, Apparel & Luxury Goods-0.63%
Under Armour, Inc., 3.25%, 06/15/2026	3,620,000	3,396,259
Total U.S. Dollar Denominated Bonds & Notes (Cost $564,138,160)		532,347,448
	Shares
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $757,089)	757,089	757,089
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.62% (Cost $564,895,249)		533,104,537
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.63%
Invesco Private Government Fund, 5.32%(d)(e)(f)	50,273,353	50,273,353
Invesco Private Prime Fund, 5.55%(d)(e)(f)	126,055,867	126,106,289
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $176,342,344)		176,379,642
TOTAL INVESTMENTS IN SECURITIES-131.25% (Cost $741,237,593)		709,484,179
OTHER ASSETS LESS LIABILITIES-(31.25)%		(168,933,795)
NET ASSETS-100.00%		$540,550,384

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $25,968,520, which represented 4.80% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,839,414	$15,952,784	$(23,035,109)	$-	$-	$757,089	$27,475
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	48,562,324	51,547,350	(49,836,321)	-	-	50,273,353	605,144*
Invesco Private Prime Fund	124,868,654	84,678,370	(83,489,441)	35,972	12,734	126,106,289	1,636,438*
Total	$181,270,392	$152,178,504	$(156,360,871)	$35,972	$12,734	$177,136,731	$2,269,057

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.20%
Aerospace & Defense-2.29%
Boeing Co. (The)
4.88%, 05/01/2025	$65,000	$64,333
5.15%, 05/01/2030	80,000	79,296
Booz Allen Hamilton, Inc. (Canada), 5.95%, 08/04/2033	50,000	50,553
General Dynamics Corp.
3.75%, 05/15/2028	71,000	68,064
3.63%, 04/01/2030	70,000	64,986
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	20,000	18,627
4.20%, 05/01/2030	20,000	18,415
L3Harris Technologies, Inc.
4.40%, 06/15/2028	38,000	36,771
1.80%, 01/15/2031	50,000	39,378
Lockheed Martin Corp.
3.55%, 01/15/2026	77,000	75,108
3.90%, 06/15/2032	90,000	83,243
Northrop Grumman Corp.
3.25%, 01/15/2028	76,000	71,094
4.40%, 05/01/2030	60,000	57,883
RTX Corp.
4.13%, 11/16/2028	89,000	84,750
6.10%, 03/15/2034	70,000	73,388
Textron, Inc., 3.00%, 06/01/2030	75,000	64,871
		950,760
Air Freight & Logistics-0.90%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	55,000	52,179
FedEx Corp.
3.25%, 04/01/2026	50,000	47,843
3.10%, 08/05/2029	88,000	79,239
United Parcel Service, Inc.
3.05%, 11/15/2027	114,000	107,212
4.45%, 04/01/2030	90,000	88,457
		374,930
Automobile Components-0.27%
BorgWarner, Inc., 2.65%, 07/01/2027	60,000	54,518
Lear Corp., 3.80%, 09/15/2027	60,000	56,405
		110,923
Automobiles-0.48%
General Motors Co., 6.13%, 10/01/2025	120,000	120,612
PACCAR Financial Corp., 3.55%, 08/11/2025	80,000	78,029
		198,641
Banks-6.34%
Bank of America Corp., 3.25%, 10/21/2027	425,000	396,855
Citigroup, Inc.
4.45%, 09/29/2027	175,000	167,648
6.63%, 06/15/2032	150,000	158,111
Citizens Bank N.A., 3.75%, 02/18/2026	70,000	65,796
Citizens Financial Group, Inc., 3.25%, 04/30/2030	65,000	54,232
Comerica, Inc., 4.00%, 02/01/2029	83,000	72,811
Fifth Third Bancorp, 3.65%, 01/25/2024	120,000	119,533
Huntington Bancshares, Inc.
2.63%, 08/06/2024	50,000	48,732
2.55%, 02/04/2030	67,000	55,115
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	456,000	431,196
KeyCorp, 2.55%, 10/01/2029	80,000	64,386
	Principal Amount	Value
Banks-(continued)
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	$120,000	$115,575
PNC Financial Services Group, Inc. (The)
3.50%, 01/23/2024	70,000	69,753
2.55%, 01/22/2030	105,000	88,901
Regions Financial Corp., 1.80%, 08/12/2028	110,000	90,865
Truist Bank, 3.63%, 09/16/2025	86,000	82,274
Truist Financial Corp., 1.95%, 06/05/2030	80,000	64,067
U.S. Bancorp
1.38%, 07/22/2030	130,000	99,678
Series V, 2.38%, 07/22/2026	101,000	93,599
Wells Fargo & Co.
3.00%, 04/22/2026	171,000	161,821
4.15%, 01/24/2029	140,000	132,612
		2,633,560
Beverages-1.50%
Coca-Cola Co. (The)
1.45%, 06/01/2027	100,000	89,811
2.25%, 01/05/2032(b)	130,000	109,710
Constellation Brands, Inc.
4.35%, 05/09/2027	40,000	39,033
2.25%, 08/01/2031	40,000	32,210
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	46,000	45,095
4.05%, 04/15/2032	30,000	27,489
Molson Coors Beverage Co., 3.00%, 07/15/2026	58,000	54,964
PepsiCo, Inc.
3.00%, 10/15/2027	124,000	116,954
2.75%, 03/19/2030	120,000	107,199
		622,465
Biotechnology-1.83%
AbbVie, Inc.
2.60%, 11/21/2024	120,000	116,676
3.20%, 11/21/2029	114,000	103,540
Amgen, Inc.
5.15%, 03/02/2028	70,000	70,178
5.25%, 03/02/2033	100,000	99,028
Biogen, Inc.
4.05%, 09/15/2025	61,000	59,490
2.25%, 05/01/2030	70,000	57,605
Gilead Sciences, Inc.
3.65%, 03/01/2026	98,000	94,844
1.65%, 10/01/2030(b)	95,000	76,817
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	105,000	83,415
		761,593
Broadline Retail-0.99%
Amazon.com, Inc.
3.15%, 08/22/2027	165,000	156,374
2.10%, 05/12/2031	195,000	162,690
eBay, Inc.
3.60%, 06/05/2027	50,000	47,706
2.70%, 03/11/2030	50,000	42,945
		409,715
Building Products-0.88%
Carlisle Cos., Inc.
3.75%, 12/01/2027	10,000	9,400
2.75%, 03/01/2030	40,000	33,822
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Building Products-(continued)
Carrier Global Corp.
2.24%, 02/15/2025	$50,000	$48,048
2.72%, 02/15/2030	30,000	25,818
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	63,000	56,133
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	110,000	88,188
Lennox International, Inc., 5.50%, 09/15/2028	40,000	40,174
Masco Corp.
1.50%, 02/15/2028	45,000	38,405
2.00%, 02/15/2031	30,000	23,640
		363,628
Capital Markets-3.93%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	90,000	84,951
4.50%, 05/13/2032	50,000	47,583
Bank of New York Mellon Corp. (The)
3.85%, 04/28/2028	64,000	61,176
3.30%, 08/23/2029	90,000	80,813
BlackRock, Inc.
3.50%, 03/18/2024	74,000	73,493
1.90%, 01/28/2031	80,000	65,065
Charles Schwab Corp. (The)
2.00%, 03/20/2028	100,000	86,462
2.90%, 03/03/2032	95,000	77,734
CME Group, Inc.
3.00%, 03/15/2025	56,000	54,556
2.65%, 03/15/2032	55,000	46,769
Franklin Resources, Inc., 1.60%, 10/30/2030	80,000	62,172
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	140,000	135,993
3.80%, 03/15/2030	140,000	126,946
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	30,000	29,282
4.15%, 01/23/2030	25,000	22,699
Morgan Stanley, 3.63%, 01/20/2027(b)	237,000	226,469
Nasdaq, Inc.
3.85%, 06/30/2026	40,000	38,620
1.65%, 01/15/2031	30,000	23,568
Northern Trust Corp.
4.00%, 05/10/2027	30,000	29,144
1.95%, 05/01/2030	75,000	62,007
Raymond James Financial, Inc., 4.65%, 04/01/2030	85,000	82,503
State Street Corp.
3.55%, 08/18/2025	71,000	69,012
2.40%, 01/24/2030	55,000	47,411
		1,634,428
Chemicals-3.05%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	70,000	65,598
2.05%, 05/15/2030	29,000	24,429
Albemarle Corp., 4.65%, 06/01/2027	30,000	28,892
Celanese US Holdings LLC
6.17%, 07/15/2027	30,000	30,284
6.38%, 07/15/2032	40,000	40,414
CF Industries, Inc., 5.15%, 03/15/2034	70,000	66,331
Dow Chemical Co. (The)
4.80%, 11/30/2028	60,000	59,667
2.10%, 11/15/2030	80,000	65,954
	Principal Amount	Value
Chemicals-(continued)
DuPont de Nemours, Inc., 4.73%, 11/15/2028(b)	$105,000	$103,769
Eastman Chemical Co.
3.80%, 03/15/2025	23,000	22,414
4.50%, 12/01/2028	30,000	28,730
Ecolab, Inc.
2.70%, 11/01/2026	50,000	47,256
4.80%, 03/24/2030	45,000	44,791
EIDP, Inc.
1.70%, 07/15/2025	60,000	56,376
2.30%, 07/15/2030	35,000	29,536
FMC Corp.
3.20%, 10/01/2026	23,000	21,334
3.45%, 10/01/2029	22,000	19,014
Huntsman International LLC, 4.50%, 05/01/2029	50,000	46,383
Linde, Inc.
3.20%, 01/30/2026	76,000	73,252
1.10%, 08/10/2030	95,000	76,455
LYB International Finance III LLC, 2.25%, 10/01/2030	80,000	65,166
LyondellBasell Industries N.V., 5.75%, 04/15/2024	41,000	40,954
Mosaic Co. (The)
4.05%, 11/15/2027	30,000	28,833
5.45%, 11/15/2033	20,000	19,498
PPG Industries, Inc., 3.75%, 03/15/2028	66,000	62,604
Sherwin-Williams Co. (The)
3.45%, 06/01/2027	38,000	36,001
2.95%, 08/15/2029	20,000	17,877
Westlake Corp., 3.60%, 08/15/2026	49,000	46,727
		1,268,539
Commercial Services & Supplies-0.54%
Cintas Corp. No. 2
3.70%, 04/01/2027	28,000	27,051
4.00%, 05/01/2032	25,000	23,186
Republic Services, Inc.
3.95%, 05/15/2028	39,000	37,384
1.75%, 02/15/2032	70,000	54,549
Waste Management, Inc.
3.15%, 11/15/2027	30,000	28,154
1.50%, 03/15/2031	70,000	55,212
		225,536
Communications Equipment-0.83%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	230,000	216,851
Juniper Networks, Inc., 3.75%, 08/15/2029	53,000	48,494
Motorola Solutions, Inc.
4.60%, 02/23/2028	50,000	48,788
4.60%, 05/23/2029	33,000	32,028
		346,161
Construction & Engineering-0.10%
Quanta Services, Inc., 2.90%, 10/01/2030	50,000	42,132
Construction Materials-0.27%
Eagle Materials, Inc., 2.50%, 07/01/2031	30,000	24,301
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	70,000	56,898
Vulcan Materials Co., 3.50%, 06/01/2030	35,000	31,194
		112,393
Consumer Finance-1.70%
Ally Financial, Inc., 2.20%, 11/02/2028	125,000	102,455

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
American Express Co.
2.25%, 03/04/2025	$100,000	$96,042
4.05%, 05/03/2029	90,000	86,347
Capital One Financial Corp., 3.80%, 01/31/2028	200,000	184,140
Discover Bank, 4.65%, 09/13/2028	80,000	72,913
Discover Financial Services, 6.70%, 11/29/2032	50,000	49,657
General Motors Financial Co., Inc., 3.10%, 01/12/2032	140,000	113,991
		705,545
Consumer Staples Distribution & Retail-3.12%
Costco Wholesale Corp.
1.38%, 06/20/2027	85,000	75,646
1.60%, 04/20/2030	120,000	99,912
Dollar General Corp.
3.88%, 04/15/2027	45,000	42,979
3.50%, 04/03/2030	60,000	53,605
Dollar Tree, Inc.
4.20%, 05/15/2028	42,000	39,971
2.65%, 12/01/2031	70,000	56,936
Kroger Co. (The)
2.65%, 10/15/2026	97,000	90,425
4.50%, 01/15/2029	80,000	77,782
Sysco Corp.
3.30%, 07/15/2026	55,000	52,348
5.95%, 04/01/2030	60,000	62,145
Target Corp.
2.25%, 04/15/2025	85,000	81,792
3.38%, 04/15/2029	90,000	84,598
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	89,000	84,029
3.20%, 04/15/2030	80,000	66,792
Walmart, Inc.
3.90%, 09/09/2025	170,000	167,388
1.80%, 09/22/2031	195,000	159,576
		1,295,924
Containers & Packaging-0.81%
Amcor Finance (USA), Inc., 3.63%, 04/28/2026	30,000	28,671
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	30,000	24,664
Avery Dennison Corp., 4.88%, 12/06/2028	61,000	60,260
Packaging Corp. of America
3.40%, 12/15/2027	40,000	37,395
3.00%, 12/15/2029	40,000	35,156
Sonoco Products Co., 3.13%, 05/01/2030	45,000	38,891
WRKCo, Inc.
4.65%, 03/15/2026	40,000	39,194
4.90%, 03/15/2029	75,000	73,533
		337,764
Distributors-0.24%
Genuine Parts Co., 1.88%, 11/01/2030	75,000	58,081
LKQ Corp., 6.25%, 06/15/2033	40,000	40,055
		98,136
Diversified REITs-0.55%
American Assets Trust L.P., 3.38%, 02/01/2031	30,000	22,936
Corporate Office Properties L.P., 2.75%, 04/15/2031	55,000	42,093
CubeSmart L.P., 2.25%, 12/15/2028	40,000	34,157
	Principal Amount	Value
Diversified REITs-(continued)
Digital Realty Trust L.P.
3.70%, 08/15/2027	$53,000	$49,960
3.60%, 07/01/2029	40,000	36,138
W.P. Carey, Inc.
4.60%, 04/01/2024	19,000	18,868
2.40%, 02/01/2031	30,000	24,251
		228,403
Diversified Telecommunication Services-1.35%
AT&T, Inc.
4.25%, 03/01/2027	140,000	136,464
4.30%, 02/15/2030	146,000	138,176
Verizon Communications, Inc.
4.33%, 09/21/2028	150,000	144,841
2.36%, 03/15/2032	180,000	143,660
		563,141
Electric Utilities-4.25%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	90,000	72,816
American Electric Power Co., Inc., 3.20%, 11/13/2027	56,000	51,848
Avangrid, Inc.
3.20%, 04/15/2025	35,000	33,800
3.80%, 06/01/2029	58,000	52,820
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	195,000	176,927
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	130,000	107,839
Duke Energy Corp.
2.65%, 09/01/2026	76,000	70,764
2.55%, 06/15/2031	95,000	77,622
Entergy Corp., 1.90%, 06/15/2028	45,000	38,808
Entergy Louisiana LLC, 4.00%, 03/15/2033	30,000	26,815
Evergy, Inc.
2.45%, 09/15/2024	50,000	48,695
2.90%, 09/15/2029	30,000	26,193
Eversource Energy, 3.38%, 03/01/2032	50,000	42,669
Exelon Corp.
3.95%, 06/15/2025	70,000	68,293
4.05%, 04/15/2030	70,000	64,976
Interstate Power and Light Co., 4.10%, 09/26/2028	23,000	21,897
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	65,000	61,565
2.25%, 06/01/2030	81,000	66,837
Pacific Gas and Electric Co.
3.15%, 01/01/2026	40,000	37,705
4.55%, 07/01/2030	40,000	36,765
Pinnacle West Capital Corp., 1.30%, 06/15/2025	35,000	32,634
PPL Capital Funding, Inc., 3.10%, 05/15/2026	60,000	56,939
PPL Electric Utilities Corp., 5.00%, 05/15/2033	45,000	44,062
Public Service Co. of Colorado, 1.88%, 06/15/2031	70,000	55,313
Southern California Edison Co.
5.95%, 11/01/2032	50,000	51,618
Series E, 3.70%, 08/01/2025	40,000	38,747
Southern Co. (The)
3.25%, 07/01/2026	88,000	83,721
Series A, 3.70%, 04/30/2030	70,000	64,048
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	40,000	38,016

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Wisconsin Electric Power Co., 4.75%, 09/30/2032	$50,000	$48,478
Xcel Energy, Inc., 4.00%, 06/15/2028	70,000	66,754
		1,765,984
Electrical Equipment-0.26%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	35,000	28,002
Emerson Electric Co.
0.88%, 10/15/2026	55,000	49,195
2.20%, 12/21/2031	40,000	32,804
		110,001
Electronic Equipment, Instruments & Components-1.88%
Amphenol Corp., 2.80%, 02/15/2030	100,000	87,615
Arrow Electronics, Inc.
3.88%, 01/12/2028	38,000	35,430
2.95%, 02/15/2032	50,000	40,777
Avnet, Inc., 4.63%, 04/15/2026	58,000	56,445
Eaton Corp.
3.10%, 09/15/2027	39,000	36,728
4.00%, 11/02/2032	55,000	50,937
Flex Ltd.
4.75%, 06/15/2025	53,000	52,002
4.88%, 06/15/2029	40,000	37,982
Jabil, Inc.
3.95%, 01/12/2028	33,000	30,904
3.00%, 01/15/2031	50,000	42,037
Keysight Technologies, Inc.
4.60%, 04/06/2027	18,000	17,466
3.00%, 10/30/2029	40,000	34,729
TD SYNNEX Corp., 1.75%, 08/09/2026	60,000	53,505
Teledyne Technologies, Inc.
2.25%, 04/01/2028	40,000	35,194
2.75%, 04/01/2031	40,000	33,412
Trimble, Inc.
4.90%, 06/15/2028	33,000	32,149
6.10%, 03/15/2033	30,000	30,444
Tyco Electronics Group S.A.
4.50%, 02/13/2026	20,000	19,741
2.50%, 02/04/2032	65,000	53,783
		781,280
Energy Equipment & Services-0.69%
Halliburton Co., 2.92%, 03/01/2030	50,000	43,826
Helmerich & Payne, Inc., 2.90%, 09/29/2031	30,000	24,425
NOV, Inc., 3.60%, 12/01/2029	38,000	34,025
Schlumberger Investment S.A.
3.65%, 12/01/2023	59,000	59,000
4.50%, 05/15/2028	60,000	59,362
2.65%, 06/26/2030	75,000	65,339
		285,977
Entertainment-1.12%
Electronic Arts, Inc., 1.85%, 02/15/2031	65,000	52,055
Netflix, Inc., 4.88%, 04/15/2028	120,000	119,021
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	10,000	9,737
4.00%, 04/14/2032	30,000	27,495
Walt Disney Co. (The)
1.75%, 08/30/2024	84,000	81,693
2.65%, 01/13/2031	120,000	103,190
	Principal Amount	Value
Entertainment-(continued)
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	$40,000	$37,753
4.28%, 03/15/2032	40,000	35,299
		466,243
Financial Services-2.59%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	218,000	210,680
Block Financial LLC, 3.88%, 08/15/2030	45,000	40,202
Equitable Holdings, Inc.
4.35%, 04/20/2028	71,000	67,507
5.59%, 01/11/2033	50,000	49,166
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	50,000	45,676
2.25%, 03/01/2031	80,000	64,908
Fiserv, Inc.
2.75%, 07/01/2024	59,000	57,966
3.50%, 07/01/2029	38,000	34,751
Global Payments, Inc.
2.65%, 02/15/2025	30,000	28,848
3.20%, 08/15/2029	43,000	37,918
LPL Holdings, Inc., 6.75%, 11/17/2028	50,000	51,188
Mastercard, Inc.
3.38%, 04/01/2024	83,000	82,392
3.35%, 03/26/2030	55,000	50,819
PayPal Holdings, Inc.
2.40%, 10/01/2024	35,000	34,097
2.85%, 10/01/2029	35,000	31,091
Visa, Inc.
3.15%, 12/14/2025	51,000	49,297
2.05%, 04/15/2030	90,000	76,906
Western Union Co. (The), 1.35%, 03/15/2026	70,000	63,247
		1,076,659
Food Products-2.67%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	60,000	56,562
3.25%, 03/27/2030	45,000	40,820
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	50,000	46,830
2.75%, 05/14/2031	40,000	33,843
Campbell Soup Co.
4.15%, 03/15/2028	33,000	31,736
2.38%, 04/24/2030	40,000	33,657
Conagra Brands, Inc., 4.85%, 11/01/2028	30,000	29,193
Flowers Foods, Inc., 2.40%, 03/15/2031	50,000	40,273
General Mills, Inc.
4.20%, 04/17/2028	51,000	49,345
4.95%, 03/29/2033	60,000	58,332
Hershey Co. (The), 2.30%, 08/15/2026	68,000	63,865
Hormel Foods Corp.
1.70%, 06/03/2028	50,000	44,003
1.80%, 06/11/2030	50,000	41,193
Ingredion, Inc.
3.20%, 10/01/2026	28,000	26,540
2.90%, 06/01/2030	20,000	17,201
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	32,177
2.38%, 03/15/2030	40,000	33,431
Kellanova
3.25%, 04/01/2026	41,000	39,201
Series B, 7.45%, 04/01/2031	20,000	22,035

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	$45,000	$42,757
3.75%, 04/01/2030	60,000	55,210
McCormick & Co., Inc.
3.40%, 08/15/2027	23,000	21,656
1.85%, 02/15/2031	30,000	23,792
Mondelez International, Inc.
1.50%, 05/04/2025	70,000	66,218
2.75%, 04/13/2030	70,000	61,016
Tyson Foods, Inc.
3.55%, 06/02/2027	56,000	52,773
4.35%, 03/01/2029	50,000	47,472
		1,111,131
Gas Utilities-0.28%
Atmos Energy Corp.
3.00%, 06/15/2027	21,000	19,697
1.50%, 01/15/2031	55,000	42,946
National Fuel Gas Co., 2.95%, 03/01/2031	20,000	16,001
Southwest Gas Corp., 4.05%, 03/15/2032	40,000	35,687
		114,331
Ground Transportation-1.09%
CSX Corp.
3.25%, 06/01/2027	62,000	58,379
4.25%, 03/15/2029	40,000	38,721
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	70,000	67,944
Norfolk Southern Corp.
3.80%, 08/01/2028	40,000	37,965
5.05%, 08/01/2030	50,000	49,737
Ryder System, Inc.
3.65%, 03/18/2024	21,000	20,838
6.60%, 12/01/2033	30,000	31,543
Union Pacific Corp.
3.95%, 09/10/2028	74,000	71,623
2.80%, 02/14/2032	90,000	76,240
		452,990
Health Care Equipment & Supplies-1.81%
Abbott Laboratories
3.75%, 11/30/2026	77,000	75,063
1.40%, 06/30/2030(b)	80,000	65,697
Baxter International, Inc.
1.92%, 02/01/2027	40,000	36,011
2.54%, 02/01/2032(b)	50,000	40,106
Becton, Dickinson and Co.
3.70%, 06/06/2027	50,000	47,614
1.96%, 02/11/2031	50,000	40,172
Boston Scientific Corp.
3.45%, 03/01/2024	40,000	39,762
2.65%, 06/01/2030	40,000	34,492
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	30,000	25,729
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	38,000	36,832
2.60%, 11/15/2029	76,000	66,571
Edwards Lifesciences Corp., 4.30%, 06/15/2028	27,000	25,892
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	60,000	49,805
Stryker Corp.
3.50%, 03/15/2026	44,000	42,388
1.95%, 06/15/2030	50,000	41,257
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	$60,000	$58,373
2.60%, 11/24/2031	35,000	28,514
		754,278
Health Care Providers & Services-4.15%
Cardinal Health, Inc., 3.41%, 06/15/2027	144,000	136,135
Cencora, Inc.
3.45%, 12/15/2027	90,000	85,209
2.70%, 03/15/2031	90,000	75,598
Cigna Group (The)
4.38%, 10/15/2028	74,000	71,424
2.38%, 03/15/2031	130,000	106,670
CVS Health Corp.
4.30%, 03/25/2028	120,000	116,167
5.25%, 02/21/2033	100,000	98,345
Elevance Health, Inc.
3.65%, 12/01/2027	75,000	71,297
2.25%, 05/15/2030	70,000	58,703
HCA, Inc.
5.38%, 02/01/2025	70,000	69,609
3.50%, 09/01/2030	85,000	74,762
Humana, Inc.
1.35%, 02/03/2027	80,000	71,084
2.15%, 02/03/2032	65,000	51,089
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	23,000	22,467
2.95%, 12/01/2029	60,000	52,469
McKesson Corp., 1.30%, 08/15/2026	230,000	207,911
Quest Diagnostics, Inc.
3.50%, 03/30/2025	30,000	29,197
2.95%, 06/30/2030	35,000	30,093
UnitedHealth Group, Inc.
3.75%, 07/15/2025	119,000	116,523
5.35%, 02/15/2033	115,000	117,470
Universal Health Services, Inc.
1.65%, 09/01/2026	40,000	35,948
2.65%, 10/15/2030	35,000	28,483
		1,726,653
Health Care REITs-0.59%
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	21,000	19,764
2.00%, 03/15/2031	20,000	15,451
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	18,000	17,526
3.38%, 02/01/2031	20,000	16,236
Ventas Realty L.P.
3.50%, 02/01/2025	40,000	38,797
4.40%, 01/15/2029	44,000	41,330
Welltower OP LLC
4.00%, 06/01/2025	46,000	44,830
3.10%, 01/15/2030	60,000	52,078
		246,012
Hotel & Resort REITs-0.15%
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	30,000	29,030
Series H, 3.38%, 12/15/2029	39,000	33,501
		62,531

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-1.55%
Booking Holdings, Inc.
3.60%, 06/01/2026	$40,000	$38,683
4.63%, 04/13/2030	40,000	39,081
Darden Restaurants, Inc.
3.85%, 05/01/2027	34,000	32,484
6.30%, 10/10/2033	30,000	30,866
Expedia Group, Inc., 3.80%, 02/15/2028	68,000	63,877
Hyatt Hotels Corp., 5.75%, 01/30/2027	40,000	40,499
Marriott International, Inc.
5.00%, 10/15/2027	45,000	44,772
Series FF, 4.63%, 06/15/2030	40,000	38,118
McDonald’s Corp.
3.80%, 04/01/2028	95,000	90,903
3.60%, 07/01/2030	100,000	92,142
Starbucks Corp.
3.80%, 08/15/2025	56,000	54,608
2.55%, 11/15/2030	90,000	76,939
		642,972
Household Durables-0.82%
D.R. Horton, Inc., 1.40%, 10/15/2027	100,000	87,222
Leggett & Platt, Inc.
3.50%, 11/15/2027	10,000	9,262
4.40%, 03/15/2029	20,000	18,708
Lennar Corp., 4.75%, 11/29/2027	90,000	88,232
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	25,000	22,418
NVR, Inc., 3.00%, 05/15/2030	60,000	51,755
Whirlpool Corp., 4.75%, 02/26/2029	64,000	62,231
		339,828
Household Products-1.31%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	50,000	51,848
Clorox Co. (The)
3.90%, 05/15/2028	35,000	33,287
4.60%, 05/01/2032	40,000	38,631
Colgate-Palmolive Co.
3.25%, 03/15/2024	65,000	64,542
3.25%, 08/15/2032	30,000	26,807
Kimberly-Clark Corp.
1.05%, 09/15/2027	70,000	60,976
3.20%, 04/25/2029	47,000	43,405
Procter & Gamble Co. (The)
1.90%, 02/01/2027	120,000	110,491
3.00%, 03/25/2030	125,000	114,513
		544,500
Independent Power and Renewable Electricity Producers-0.30%
AES Corp. (The)
1.38%, 01/15/2026	55,000	50,095
2.45%, 01/15/2031	30,000	24,224
NSTAR Electric Co., 3.20%, 05/15/2027	53,000	49,990
		124,309
Industrial Conglomerates-1.03%
3M Co.
2.88%, 10/15/2027	103,000	95,342
2.38%, 08/26/2029	65,000	55,614
General Electric Co., 6.75%, 03/15/2032	115,000	127,551
Honeywell International, Inc.
2.50%, 11/01/2026	73,000	68,821
1.75%, 09/01/2031	100,000	79,716
		427,044
	Principal Amount	Value
Industrial REITs-0.20%
Prologis L.P.
2.13%, 04/15/2027	$55,000	$49,834
2.25%, 04/15/2030	42,000	35,096
		84,930
Insurance-6.01%
Aflac, Inc., 3.60%, 04/01/2030	130,000	119,631
Allstate Corp. (The)
3.28%, 12/15/2026	76,000	72,034
1.45%, 12/15/2030	50,000	38,550
American International Group, Inc., 5.13%, 03/27/2033	110,000	107,004
Aon Corp., 2.80%, 05/15/2030	40,000	34,490
Aon Global Ltd., 3.88%, 12/15/2025	40,000	38,881
Brighthouse Financial, Inc.
3.70%, 06/22/2027	37,000	34,208
5.63%, 05/15/2030(b)	50,000	49,233
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	20,763
2.38%, 03/15/2031	20,000	15,940
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	65,000	62,708
1.38%, 09/15/2030	95,000	75,035
CNA Financial Corp.
3.95%, 05/15/2024	57,000	56,452
3.90%, 05/01/2029	43,000	40,029
CNO Financial Group, Inc.
5.25%, 05/30/2025	80,000	78,917
5.25%, 05/30/2029	18,000	17,263
Fidelity National Financial, Inc., 3.40%, 06/15/2030	110,000	95,158
First American Financial Corp., 2.40%, 08/15/2031	80,000	60,707
Globe Life, Inc., 4.55%, 09/15/2028	46,000	44,206
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	104,000	91,678
Lincoln National Corp.
3.80%, 03/01/2028(b)	76,000	70,943
3.40%, 01/15/2031(b)	80,000	66,812
Loews Corp.
3.75%, 04/01/2026	38,000	36,765
3.20%, 05/15/2030	40,000	35,462
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	44,000	43,762
4.38%, 03/15/2029	58,000	56,494
MetLife, Inc.
3.60%, 04/10/2024	109,000	108,203
4.55%, 03/23/2030	100,000	97,767
Old Republic International Corp., 3.88%, 08/26/2026	69,000	65,952
Primerica, Inc., 2.80%, 11/19/2031	60,000	48,457
Principal Financial Group, Inc., 3.70%, 05/15/2029	122,000	112,238
Progressive Corp. (The)
2.45%, 01/15/2027	48,000	44,437
4.00%, 03/01/2029	75,000	72,079
Prudential Financial, Inc.
1.50%, 03/10/2026	120,000	110,433
2.10%, 03/10/2030	120,000	100,940
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	99,000	90,800

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Travelers Property Casualty Corp., 6.38%, 03/15/2033	$115,000	$125,778
Willis North America, Inc.
3.60%, 05/15/2024	32,000	31,641
2.95%, 09/15/2029	30,000	26,260
		2,498,110
Interactive Media & Services-0.76%
Alphabet, Inc.
2.00%, 08/15/2026	177,000	165,152
1.10%, 08/15/2030	185,000	148,824
		313,976
IT Services-0.90%
Amdocs Ltd., 2.54%, 06/15/2030	50,000	41,519
DXC Technology Co., 2.38%, 09/15/2028	63,000	53,324
International Business Machines Corp.
3.00%, 05/15/2024	82,000	81,066
3.50%, 05/15/2029	110,000	102,537
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	30,000	26,805
3.15%, 10/15/2031	55,000	43,693
VeriSign, Inc.
5.25%, 04/01/2025	10,000	9,937
2.70%, 06/15/2031	20,000	16,411
		375,292
Leisure Products-0.18%
Brunswick Corp., 2.40%, 08/18/2031	30,000	22,752
Hasbro, Inc.
3.55%, 11/19/2026	30,000	28,027
3.90%, 11/19/2029	28,000	25,194
		75,973
Life Sciences Tools & Services-0.81%
Agilent Technologies, Inc., 2.30%, 03/12/2031	70,000	57,805
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	30,000	25,758
Illumina, Inc.
5.75%, 12/13/2027	30,000	30,074
2.55%, 03/23/2031(b)	50,000	39,691
Revvity, Inc.
1.90%, 09/15/2028	50,000	42,235
3.30%, 09/15/2029	33,000	29,018
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	50,000	50,189
2.00%, 10/15/2031(b)	75,000	60,851
		335,621
Machinery-2.35%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	85,000	82,997
Caterpillar, Inc., 2.60%, 04/09/2030	95,000	83,525
Cummins, Inc., 1.50%, 09/01/2030	120,000	96,307
Flowserve Corp., 3.50%, 10/01/2030	35,000	29,752
Fortive Corp., 3.15%, 06/15/2026	48,000	45,469
IDEX Corp., 3.00%, 05/01/2030	40,000	34,533
Illinois Tool Works, Inc., 2.65%, 11/15/2026	123,000	116,359
John Deere Capital Corp.
4.80%, 01/09/2026	50,000	49,901
2.80%, 07/18/2029	75,000	67,172
Nordson Corp., 5.80%, 09/15/2033	50,000	50,935
	Principal Amount	Value
Machinery-(continued)
Otis Worldwide Corp.
2.06%, 04/05/2025	$40,000	$38,265
2.57%, 02/15/2030	40,000	34,254
Parker-Hannifin Corp.
3.25%, 03/01/2027	60,000	56,791
3.25%, 06/14/2029	37,000	33,811
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	35,000	33,442
2.30%, 03/15/2030	40,000	32,891
Wabtec Corp., 3.45%, 11/15/2026	50,000	47,246
Xylem, Inc.
3.25%, 11/01/2026	25,000	23,664
2.25%, 01/30/2031	25,000	20,418
		977,732
Marine Transportation-0.08%
Kirby Corp., 4.20%, 03/01/2028	33,000	31,170
Media-1.33%
Comcast Corp.
4.15%, 10/15/2028	112,000	108,338
1.50%, 02/15/2031	150,000	118,193
Fox Corp.
4.03%, 01/25/2024	35,000	34,890
4.71%, 01/25/2029	55,000	53,624
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/2028	40,000	38,631
4.75%, 03/30/2030	55,000	52,399
Omnicom Group, Inc., 2.60%, 08/01/2031	30,000	24,807
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	38,000	36,650
Paramount Global
4.00%, 01/15/2026	50,000	48,382
4.95%, 01/15/2031	40,000	36,238
		552,152
Metals & Mining-0.70%
Newmont Corp., 2.25%, 10/01/2030	100,000	82,934
Nucor Corp.
3.95%, 05/01/2028	49,000	46,787
3.13%, 04/01/2032	60,000	51,423
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030	45,000	36,425
Steel Dynamics, Inc., 3.45%, 04/15/2030	81,000	71,972
		289,541
Multi-Utilities-1.69%
Ameren Corp.
1.95%, 03/15/2027	60,000	54,129
3.50%, 01/15/2031	30,000	26,528
Arizona Public Service Co., 5.55%, 08/01/2033	40,000	39,652
CenterPoint Energy, Inc.
1.45%, 06/01/2026	30,000	27,351
2.65%, 06/01/2031	40,000	32,806
Consumers Energy Co., 4.63%, 05/15/2033	80,000	76,485
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	75,000	66,736
DTE Electric Co., Series C, 2.63%, 03/01/2031	50,000	42,269
DTE Energy Co., Series F, 1.05%, 06/01/2025	60,000	56,015
NiSource, Inc.
0.95%, 08/15/2025	30,000	27,728
3.60%, 05/01/2030	30,000	26,912

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Public Service Enterprise Group, Inc.
2.88%, 06/15/2024	$40,000	$39,390
2.45%, 11/15/2031	55,000	44,305
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	70,000	56,016
Sempra, 3.40%, 02/01/2028	51,000	47,306
WEC Energy Group, Inc., 4.75%, 01/09/2026	40,000	39,443
		703,071
Office REITs-0.23%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	27,166
2.00%, 05/18/2032	10,000	7,556
Boston Properties L.P.
3.65%, 02/01/2026	30,000	28,332
3.25%, 01/30/2031	15,000	12,165
Kilroy Realty L.P., 3.05%, 02/15/2030	28,000	22,381
		97,600
Oil, Gas & Consumable Fuels-5.48%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	25,000	24,774
3.70%, 11/15/2029(b)	25,000	22,793
Chevron Corp.
2.95%, 05/16/2026	157,000	150,453
2.24%, 05/11/2030	175,000	150,482
ConocoPhillips Co., 6.95%, 04/15/2029	150,000	164,783
Devon Energy Corp., 7.88%, 09/30/2031	40,000	44,575
Diamondback Energy, Inc.
3.25%, 12/01/2026	40,000	37,943
3.50%, 12/01/2029	25,000	22,607
EOG Resources, Inc.
4.15%, 01/15/2026	60,000	58,796
4.38%, 04/15/2030	40,000	38,707
EQT Corp., 3.90%, 10/01/2027	40,000	37,733
Exxon Mobil Corp.
3.04%, 03/01/2026	181,000	174,206
2.61%, 10/15/2030(b)	205,000	178,647
Hess Corp.
4.30%, 04/01/2027	30,000	29,231
7.30%, 08/15/2031	30,000	33,899
HF Sinclair Corp., 5.88%, 04/01/2026	90,000	90,420
Kinder Morgan, Inc.
4.30%, 03/01/2028	65,000	62,584
5.20%, 06/01/2033	60,000	57,484
Marathon Oil Corp.
4.40%, 07/15/2027(b)	28,000	26,840
6.80%, 03/15/2032	35,000	36,750
Marathon Petroleum Corp., 4.70%, 05/01/2025	130,000	128,514
ONEOK, Inc.
4.55%, 07/15/2028	31,000	29,768
3.10%, 03/15/2030	50,000	43,416
Ovintiv, Inc.
5.65%, 05/15/2028	40,000	39,900
7.38%, 11/01/2031	30,000	32,182
Phillips 66
3.90%, 03/15/2028	74,000	70,271
2.15%, 12/15/2030	100,000	81,449
Pioneer Natural Resources Co.
1.13%, 01/15/2026	35,000	32,145
1.90%, 08/15/2030	60,000	49,231
Targa Resources Corp., 5.20%, 07/01/2027	30,000	29,794
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	$40,000	$38,648
Valero Energy Corp., 2.15%, 09/15/2027	160,000	143,127
Williams Cos., Inc. (The)
3.75%, 06/15/2027	55,000	52,160
2.60%, 03/15/2031	75,000	61,852
		2,276,164
Passenger Airlines-0.22%
Southwest Airlines Co.
5.13%, 06/15/2027	40,000	39,567
2.63%, 02/10/2030	60,000	50,719
		90,286
Personal Care Products-0.18%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	40,000	38,665
2.38%, 12/01/2029	43,000	37,099
		75,764
Pharmaceuticals-2.62%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	70,000	68,856
3.40%, 07/26/2029	89,000	82,667
Eli Lilly and Co.
2.75%, 06/01/2025	65,000	62,917
3.38%, 03/15/2029	66,000	62,323
Johnson & Johnson
2.45%, 03/01/2026	128,000	121,715
1.30%, 09/01/2030	160,000	130,325
Merck & Co., Inc.
2.75%, 02/10/2025	109,000	105,964
3.40%, 03/07/2029	115,000	107,892
Pfizer, Inc.
3.00%, 12/15/2026	123,000	116,791
3.45%, 03/15/2029	105,000	98,943
Royalty Pharma PLC, 2.20%, 09/02/2030	40,000	32,329
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	33,000	31,464
Viatris, Inc., 2.70%, 06/22/2030	50,000	40,624
Zoetis, Inc., 3.00%, 09/12/2027	30,000	27,934
		1,090,744
Professional Services-0.62%
Automatic Data Processing, Inc.
3.38%, 09/15/2025	41,000	39,873
1.25%, 09/01/2030	60,000	48,249
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	25,000	23,805
2.60%, 05/01/2031	30,000	24,724
Equifax, Inc.
2.60%, 12/01/2024	18,000	17,428
2.35%, 09/15/2031	20,000	15,912
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	50,000	51,040
Verisk Analytics, Inc.
4.00%, 06/15/2025	20,000	19,506
4.13%, 03/15/2029	20,000	18,895
		259,432

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Real Estate Management & Development-0.19%
CBRE Services, Inc.
4.88%, 03/01/2026	$40,000	$39,192
2.50%, 04/01/2031	50,000	40,017
		79,209
Residential REITs-1.13%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	28,000	26,463
3.63%, 04/15/2032	30,000	25,733
AvalonBay Communities, Inc.
3.45%, 06/01/2025	30,000	29,145
2.30%, 03/01/2030	35,000	29,417
Camden Property Trust
5.85%, 11/03/2026	30,000	30,484
2.80%, 05/15/2030	30,000	25,845
ERP Operating L.P.
2.85%, 11/01/2026	38,000	35,577
2.50%, 02/15/2030	40,000	34,124
Essex Portfolio L.P.
3.50%, 04/01/2025	40,000	38,776
3.00%, 01/15/2030	30,000	25,759
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	65,000	49,173
Mid-America Apartments L.P., 3.95%, 03/15/2029	50,000	47,113
Sun Communities Operating L.P., 2.70%, 07/15/2031	25,000	19,815
UDR, Inc., 3.20%, 01/15/2030	60,000	52,719
		470,143
Retail REITs-0.96%
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	24,000	23,335
4.13%, 05/15/2029	20,000	18,255
Federal Realty OP L.P., 3.95%, 01/15/2024	40,000	39,892
Kimco Realty OP LLC
2.80%, 10/01/2026	30,000	27,891
4.60%, 02/01/2033	30,000	27,496
NNN REIT, Inc., 5.60%, 10/15/2033	40,000	39,140
Realty Income Corp.
4.13%, 10/15/2026	30,000	29,045
3.25%, 01/15/2031	40,000	34,757
Regency Centers L.P.
3.60%, 02/01/2027	22,000	20,820
3.70%, 06/15/2030	40,000	35,697
Simon Property Group L.P.
2.00%, 09/13/2024	46,000	44,690
2.45%, 09/13/2029	46,000	39,367
Spirit Realty L.P., 3.40%, 01/15/2030	23,000	20,188
		400,573
Semiconductors & Semiconductor Equipment-3.21%
Analog Devices, Inc., 3.50%, 12/05/2026	70,000	67,226
Applied Materials, Inc.
3.30%, 04/01/2027	65,000	62,090
1.75%, 06/01/2030	70,000	57,843
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	73,000	70,178
Broadcom, Inc., 2.45%, 02/15/2031(c)	100,000	82,257
Intel Corp.
3.70%, 07/29/2025	115,000	112,381
2.45%, 11/15/2029	152,000	133,759
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
KLA Corp.
4.65%, 11/01/2024	$43,000	$42,672
4.65%, 07/15/2032	20,000	19,661
Lam Research Corp.
3.75%, 03/15/2026	35,000	34,033
4.00%, 03/15/2029	43,000	41,455
Marvell Technology, Inc.
1.65%, 04/15/2026	20,000	18,380
2.95%, 04/15/2031	20,000	16,768
Micron Technology, Inc.
4.19%, 02/15/2027	71,000	68,318
4.66%, 02/15/2030	70,000	66,371
NVIDIA Corp.
3.20%, 09/16/2026	62,000	59,628
2.85%, 04/01/2030	47,000	42,217
QUALCOMM, Inc.
3.25%, 05/20/2027	88,000	83,863
1.65%, 05/20/2032	65,000	50,880
Texas Instruments, Inc.
1.38%, 03/12/2025	95,000	90,714
2.25%, 09/04/2029	66,000	57,809
Xilinx, Inc.
2.95%, 06/01/2024	30,000	29,614
2.38%, 06/01/2030	30,000	25,659
		1,333,776
Software-2.49%
Adobe, Inc.
3.25%, 02/01/2025	63,000	61,694
2.30%, 02/01/2030	40,000	34,768
Autodesk, Inc.
3.50%, 06/15/2027	23,000	21,878
2.85%, 01/15/2030	30,000	26,330
Fortinet, Inc.
1.00%, 03/15/2026	16,000	14,486
2.20%, 03/15/2031	16,000	12,741
Intuit, Inc.
0.95%, 07/15/2025	20,000	18,697
5.20%, 09/15/2033	30,000	30,251
Microsoft Corp., 3.30%, 02/06/2027(b)	335,000	322,474
Oracle Corp.
2.50%, 04/01/2025	85,000	81,681
2.88%, 03/25/2031	120,000	102,764
Roper Technologies, Inc.
1.00%, 09/15/2025	30,000	27,751
1.75%, 02/15/2031	30,000	23,685
Salesforce, Inc.
3.70%, 04/11/2028	42,000	40,349
1.95%, 07/15/2031	50,000	41,055
ServiceNow, Inc., 1.40%, 09/01/2030	55,000	43,760
VMware, Inc.
3.90%, 08/21/2027	63,000	60,077
2.20%, 08/15/2031	45,000	35,585
Workday, Inc.
3.50%, 04/01/2027	20,000	18,998
3.80%, 04/01/2032	20,000	17,798
		1,036,822
Specialized REITs-1.39%
American Tower Corp.
3.38%, 10/15/2026	70,000	66,050
3.80%, 08/15/2029	63,000	57,876

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Specialized REITs-(continued)
Crown Castle, Inc.
3.65%, 09/01/2027	$56,000	$52,374
2.25%, 01/15/2031	80,000	64,059
EPR Properties, 3.75%, 08/15/2029	40,000	33,468
Equinix, Inc.
2.63%, 11/18/2024	40,000	38,802
3.20%, 11/18/2029	40,000	35,356
Extra Space Storage L.P.
5.70%, 04/01/2028	30,000	30,077
2.35%, 03/15/2032	35,000	27,149
Public Storage Operating Co.
1.85%, 05/01/2028	40,000	34,877
2.30%, 05/01/2031	60,000	49,228
Weyerhaeuser Co., 7.38%, 03/15/2032	80,000	88,715
		578,031
Specialty Retail-2.76%
AutoNation, Inc., 3.85%, 03/01/2032(b)	80,000	67,533
AutoZone, Inc.
3.75%, 06/01/2027	50,000	47,839
4.00%, 04/15/2030	35,000	32,402
Best Buy Co., Inc.
4.45%, 10/01/2028	50,000	48,552
1.95%, 10/01/2030	60,000	48,104
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	61,000	61,680
5.30%, 10/01/2029	65,000	64,853
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	70,000	56,868
Home Depot, Inc. (The)
3.00%, 04/01/2026	110,000	105,551
2.95%, 06/15/2029	103,000	94,321
Leidos, Inc.
3.63%, 05/15/2025	30,000	29,079
2.30%, 02/15/2031	30,000	24,042
Lowe’s Cos., Inc.
2.50%, 04/15/2026	109,000	102,626
2.63%, 04/01/2031	110,000	92,477
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	29,000	27,500
4.70%, 06/15/2032(b)	30,000	28,653
Ross Stores, Inc.
4.60%, 04/15/2025	37,000	36,555
1.88%, 04/15/2031	40,000	31,455
TJX Cos., Inc. (The)
2.25%, 09/15/2026	50,000	46,663
1.60%, 05/15/2031	70,000	55,480
Tractor Supply Co., 1.75%, 11/01/2030	55,000	43,573
		1,145,806
Technology Hardware, Storage & Peripherals-1.69%
Apple, Inc.
3.25%, 02/23/2026(b)	215,000	208,084
1.65%, 02/08/2031(b)	240,000	196,361
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	118,000	116,871
HP, Inc.
3.00%, 06/17/2027	65,000	60,315
4.20%, 04/15/2032	80,000	72,689
NetApp, Inc.
1.88%, 06/22/2025	25,000	23,557
2.70%, 06/22/2030	30,000	25,279
		703,156
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.64%
NIKE, Inc.
2.40%, 03/27/2025	$75,000	$72,656
2.85%, 03/27/2030	50,000	44,828
Ralph Lauren Corp., 2.95%, 06/15/2030	50,000	43,701
Tapestry, Inc., 3.05%, 03/15/2032	45,000	33,669
VF Corp.
2.40%, 04/23/2025	35,000	33,097
2.95%, 04/23/2030	45,000	36,446
		264,397
Tobacco-1.04%
Altria Group, Inc.
4.40%, 02/14/2026	110,000	107,967
4.80%, 02/14/2029	100,000	97,653
Philip Morris International, Inc.
5.13%, 11/17/2027	115,000	115,165
5.75%, 11/17/2032	110,000	112,586
		433,371
Trading Companies & Distributors-0.14%
WW Grainger, Inc., 1.85%, 02/15/2025	62,000	59,517
Water Utilities-0.27%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	31,175
4.45%, 06/01/2032	40,000	38,099
Essential Utilities, Inc., 2.70%, 04/15/2030	50,000	42,257
		111,531
Wireless Telecommunication Services-0.42%
T-Mobile USA, Inc.
3.75%, 04/15/2027	95,000	90,607
3.88%, 04/15/2030	90,000	82,689
		173,296
Total U.S. Dollar Denominated Bonds & Notes (Cost $43,613,549)		41,234,226
	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $143,966)	143,966	143,966
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $43,757,515)		41,378,192
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.56%
Invesco Private Government Fund, 5.32%(d)(e)(f)	646,998	646,998
Invesco Private Prime Fund, 5.55%(d)(e)(f)	1,662,619	1,663,284
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,309,911)		2,310,282
TOTAL INVESTMENTS IN SECURITIES-105.11% (Cost $46,067,426)		43,688,474
OTHER ASSETS LESS LIABILITIES-(5.11)%		(2,122,164)
NET ASSETS-100.00%		$41,566,310

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $82,257, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$87,574	$700,531	$(644,139)	$-	$-	$143,966	$1,176
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	757,492	1,504,051	(1,614,545)	-	-	646,998	8,721*
Invesco Private Prime Fund	1,947,839	3,575,439	(3,860,583)	425	164	1,663,284	23,489*
Total	$2,792,905	$5,780,021	$(6,119,267)	$425	$164	$2,454,248	$33,386

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.85%
Alabama-0.65%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$3,000	$3,221,999
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	3,000	3,199,005
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	170	171,480
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	3,000	3,050,228
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(a)	5.50%	10/01/2053	1,000	1,015,543
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	4,421,036
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,072,632
				16,151,923
Arizona-1.86%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2042	65	65,079
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	1,517,720
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	914,046
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	1,757,429
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	1,000	990,615
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	2,000	1,968,195
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	2,412,885
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	1,438,382
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	1,000	950,798
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	5,250	3,588,000
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,399,380
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	985,686
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,012,144
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,159,714
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	4,000	4,195,234
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	1,000	1,079,142
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	5,000	5,367,416
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	1,000	1,116,051
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,107,963
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	1,000	1,096,200
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,000	2,219,894
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	3,899,591
				46,241,564
Arkansas-0.22%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	5,343,044
California-17.22%
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	1,000	970,573
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	4,833,869
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,512,931
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,180,584
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,000	1,034,550
California (State of), Series 2013, GO Bonds(b)(c)	5.00%	12/13/2023	1,130	1,130,508
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,042,332
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,200	2,238,968
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	160	160,097
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,093,946
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	155	142,680
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	175	176,116
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	200	173,519
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,242,386
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,054,664
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	1,380	1,411,181
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	4,873,359
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	$1,100	$1,101,300
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,001,349
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,001,349
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2038	1,000	1,027,705
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	1,000	1,021,307
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	1,250	1,391,273
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	500	511,107
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,500	6,092,050
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,500	1,674,770
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,025	1,151,629
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,000	1,111,394
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,000	1,135,305
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,200	1,222,255
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	7,500	7,611,628
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	10,000	11,259,392
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	5,000	6,002,619
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,652,902
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	345	309,558
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	160	153,761
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	400	403,927
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	215	159,854
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	100	90,311
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	3,200	3,139,988
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	3,393,065
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	360	333,062
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,009,478
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,306,413
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2038	2,000	2,013,747
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	4,600	4,534,082
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,500	3,969,869
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014 A, RB	5.00%	08/15/2043	1,745	1,750,029
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	1,000	1,018,660
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	3,508,200
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,100	1,105,053
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	145	105,101
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	3,000	3,021,426
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	7,271,769
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	175	172,586
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,185	1,207,280
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	494,187
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	920	908,916
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,930	2,041,553
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2042	1,000	1,021,722
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2043	1,000	1,059,276
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	3,704,336
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	$1,715	$1,744,191
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,523,869
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	992,956
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	6,228,055
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	2,000	2,191,111
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,797,022
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(d)	5.00%	07/01/2039	1,000	1,021,971
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	992,298
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	215	213,046
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	1,000	1,036,750
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,511,120
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	25	23,465
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	733,942
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,114,627
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	95	91,524
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	447,240
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	2,627,840
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	6,325,559
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,310	2,382,146
California State University, Series 2023 A, RB	5.25%	11/01/2048	100	113,029
California State University, Series 2023 A, RB	5.25%	11/01/2053	140	156,893
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,495,917
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	6,152,293
El Rancho Unified School District, Series 2023 D, GO Bonds, (INS - BAM)(a)(e)	5.75%	08/01/2048	1,500	1,743,602
Elk Grove Unified School District, Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	110	112,326
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	2,752,609
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,001,285
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	2,200	2,265,630
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	1,000	1,106,069
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,100	1,082,017
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	1,000	1,038,066
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	10,094,848
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	7,009,462
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	3,004,418
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,000	1,075,410
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	963,133
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	1,000	1,017,813
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	500	508,731
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,577,329
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	5,007,634
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,260	1,374,868
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	5,000	4,969,619
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	800	804,086
Los Angeles (City of), CA Department of Water & Power, Series 2014 B, RB(b)(c)	5.00%	01/01/2024	200	200,284
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2044	1,100	1,105,369
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	200,976
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,125,086
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,100	1,137,214
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	$2,360	$2,523,537
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,083,191
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,104,308
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,353,218
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,000	2,190,675
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,278,150
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,011,635
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,400	1,429,133
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,801,234
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,026,624
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,022,347
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	1,009,836
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,645,789
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,000	5,009,198
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	5,683,101
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	2,901,767
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,000	1,074,160
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,066,994
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,005,331
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	5,750	5,883,698
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	3,000	3,002,697
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	3,885	3,838,413
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,514,489
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,790,857
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	5,000	5,200,961
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	1,000	1,004,619
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2048	7,500	7,496,607
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,121,298
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,000	1,115,194
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,000	1,012,031
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,436,789
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,000	836,793
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	70	51,057
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	1,100	1,139,159
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	2,300	2,512,579
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,469,291
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,303,857
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,100	1,103,687
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,581,779
Sacramento Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,129,862
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,000	1,082,016
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,115	1,238,018
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	6,794,627
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,007,029
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	4,339,441
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	14,133,409
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	2,000	2,204,711
San Francisco (City & County of), CA Airport Commission, Series 2023, Ref. RB	5.25%	05/01/2048	2,750	3,046,966
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	5,000	5,489,379
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,006,222
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	991,792
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	1,000	1,033,054
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	205	158,411
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,077,469
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	$3,000	$2,561,222
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,350,228
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,500	1,549,129
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,000	1,102,641
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,500	1,165,599
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	1,000	1,013,471
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,000	1,095,489
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,000,604
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,000	1,107,454
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,027,615
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,000	1,006,744
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	9,774,003
University of California, Series 2018 O, Ref. RB	5.50%	05/15/2058	1,000	1,064,378
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	992,706
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,500	4,895,202
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	2,000	2,270,348
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	2,000	2,258,092
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	2,000	2,245,500
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	170	169,055
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,585,872
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,000	1,041,663
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,000	986,173
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.), Series 2014, RB	5.00%	06/01/2044	1,085	1,088,198
				428,363,429
Colorado-2.82%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,040,351
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	4,500	4,239,462
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	15,000	13,797,177
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	10,000	7,159,694
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,500	1,588,773
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,000	1,031,927
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	674,862
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	654,951
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,019,053
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	763,723
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,000	942,900
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	5,198,217
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,153,622
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	1,973,018
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	1,000	1,107,666
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	1,000	1,099,062
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	2,746,075
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	5,165,712
Public Authority for Colorado Energy, Series 2008, RB	6.50%	11/15/2038	1,355	1,632,023
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	1,000	992,243
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	3,773,239
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	5,000	5,530,785
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	3,906,313
				70,190,848
Connecticut-0.74%
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	1,000	1,062,783
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,231,128
Connecticut (State of), Series 2020 A, RB	3.13%	05/01/2040	1,000	866,136
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	861,024
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	1,000	1,009,803
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	1,000	1,006,044
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,087,518
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2038	1,200	1,220,834
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	$1,200	$1,212,447
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	1,000	1,006,394
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	273,157
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2039	500	558,025
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2040	1,000	1,137,965
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	1,000	1,104,197
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	1,000	1,129,901
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,529,554
				18,296,910
Delaware-0.04%
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	1,000	955,006
District of Columbia-1.11%
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,143,269
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	3,800	3,982,096
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	100	100,859
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	1,100	1,085,606
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	737,586
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	1,200	1,179,337
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,071,080
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,075,161
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	1,000	1,114,601
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,000	1,110,441
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	1,010	1,117,228
Metropolitan Washington Airports Authority, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	1,600	1,500,081
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,549,243
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB	4.00%	10/01/2049	1,000	898,153
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	5,555	4,051,662
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	2,500	2,675,488
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	125	126,755
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	208,825
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	100	109,299
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	157,503
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	200	199,483
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	1,125	1,098,273
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	1,125	1,208,447
				27,500,476
Florida-4.28%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,300	1,192,845
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	500	502,247
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	952,297
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	500	504,805
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2040	1,500	1,144,779
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,013,661
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,703,406
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	02/01/2046	2,500	2,352,908
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2048	4,000	4,531,941
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2053	2,000	2,248,834
Fort Lauderdale (City of), FL, Series 2023, RB	5.50%	09/01/2048	1,500	1,699,478
Fort Lauderdale (City of), FL, Series 2023, RB	5.50%	09/01/2053	1,000	1,124,417
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	1,000	1,122,240
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	1,000	1,091,477
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	2,500	2,320,697
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,745	1,821,625
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	3,000	3,269,122
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	$1,050	$1,051,969
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	2,000	2,138,896
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	1,000	1,084,595
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2040	3,515	3,549,755
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,009,525
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	6,000	5,777,661
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	1,971,980
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	1,000	684,288
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,000	1,766,000
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	4,000	4,005,216
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	3,901,865
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	150	152,062
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	175	141,039
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	200	201,253
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	200	200,346
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	191,016
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	175	174,034
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	200	196,479
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	250	240,652
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	300	284,567
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	1,000	1,007,845
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,000	1,031,812
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	5,969,268
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	1,250	1,261,364
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,505,740
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	749,936
Pasco (City of), FL, Series 2023, RB, (INS - AGM)(a)	5.00%	09/01/2048	500	527,595
St. Lucie County School Board, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2048	4,855	5,174,545
St. Lucie County School Board, Series 2023 A, COP, (INS - AGM)(a)	5.25%	07/01/2053	5,000	5,394,579
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,058,513
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,106,915
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,767,494
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	1,500	1,615,410
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	1,000	1,068,058
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,342,323
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,333,678
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.25%	10/01/2047	1,400	1,535,935
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	1,500	1,612,449
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	2,010	2,095,290
				106,478,726
Georgia-2.02%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,160,371
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	1,000	1,125,211
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	1,000	1,119,260
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	1,000	1,114,464
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,109,889
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	1,000	1,100,126
Burke (County of), GA Development Authority (Georgia Transmission Corporation Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,318,096
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	867,562
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,000	904,574
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	1,000	1,107,802
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	1,000	1,103,325
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	910,559
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,097,269
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	$1,000	$626,007
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,000	710,120
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	3,646,379
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,100	916,612
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,019,890
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	2,305	2,351,066
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	4,500	4,566,124
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	3,000	2,946,398
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2055	2,000	2,041,133
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2064	5,000	5,102,833
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,000	993,575
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,000	969,185
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	2,941,727
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	800	811,201
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,500	1,515,647
Metropolitan Atlanta Rapid Transit Authority, Series 2017 C, Ref. RB	3.25%	07/01/2039	150	132,706
				50,329,111
Hawaii-0.18%
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,573,982
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	2,972,360
				4,546,342
Idaho-0.08%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	1,765	1,908,107
Illinois-4.58%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	5.25%	01/01/2042	2,500	2,591,175
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	4.00%	01/01/2052	7,000	6,580,408
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,015,961
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,535,043
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	1,000	1,079,739
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	11/01/2048	1,000	1,076,908
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2053	1,500	1,606,176
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2039	250	273,490
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2039	250	266,483
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2040	200	212,375
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	235,250
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	259,997
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,254,692
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(a)	4.00%	01/01/2053	6,375	6,010,416
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,063,734
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	1,000	1,073,779
Chicago (City of), IL Transit Authority, Series 2014, RB	5.00%	12/01/2044	5,000	5,024,639
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	5,560	5,562,963
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a)	5.00%	12/01/2051	1,000	1,020,255
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	1,000	1,003,540
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	1,115	1,115,848
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	2,500	1,788,320
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2039	1,000	999,986
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,000,132
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,639,816
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,000	1,029,295
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,000	2,194,771
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	$1,500	$1,607,962
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	250	271,746
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	250	269,895
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	268,058
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	200	213,062
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,000	1,076,380
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	02/15/2041	1,000	1,018,277
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,220,871
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,322,414
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,309,591
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,000	730,835
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,293,951
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	937,321
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	1,000	1,032,358
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	2,837,870
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,570	4,025,368
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	1,175	1,179,682
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2040	860	875,270
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	3,000	3,277,930
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	250	242,820
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	115	119,838
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,270,273
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,202,465
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,000	1,029,724
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	1,000	961,040
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,000	919,787
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	130	127,931
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,198,137
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,000	4,346,563
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,500	2,659,003
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,000	1,072,112
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	1,500	1,641,816
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,500	1,662,362
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,000	1,080,869
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	2,000	2,208,321
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5,200	5,347,521
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	496,283
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	2,000	1,998,817
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGM)(a)	4.50%	06/01/2063	1,000	1,000,129
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2040	3,000	3,023,171
				113,893,014
Indiana-1.01%
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	1,000	1,094,102
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	2,000	2,194,709
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	2,000	2,186,220
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	1,000	876,219
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,597,461
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,000	942,322
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,051,455
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,236,962
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	6,768,132
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,276,757
				25,224,339
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-0.26%
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	$2,000	$1,911,611
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(c)	5.00%	12/01/2042	2,900	2,902,066
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB	5.00%	12/01/2050	1,700	1,677,673
				6,491,350
Kansas-0.22%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2042	1,500	1,610,102
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	1,250	1,321,949
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,015,295
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,517,903
				5,465,249
Kentucky-0.23%
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	1,000	1,008,691
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2045	1,000	1,032,318
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2047	470	470,111
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	1,000	1,000,383
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	1,001,857
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	155	140,733
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	1,015	1,050,896
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	125	102,254
				5,807,243
Louisiana-0.87%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2047	2,000	2,024,686
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	2,835,989
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a)	5.00%	10/01/2048	3,500	3,555,825
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,349,031
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	1,000	1,005,917
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	3.00%	06/01/2050	6,500	4,522,140
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	1,215	873,959
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	235	212,330
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,000	1,061,242
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	1,048,367
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a)	4.00%	12/01/2049	1,250	1,142,299
				21,631,785
Maine-0.27%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	330	330,374
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	2,000	1,876,499
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	4,500	4,106,224
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	291,620
				6,604,717
Maryland-0.95%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	953,148
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	468,068
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	9,745,092
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	632,668
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2017, RB	4.00%	07/01/2048	1,000	915,211
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	5.00%	07/01/2047	1,000	1,004,755
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2015, Ref. RB	5.00%	08/15/2042	$1,000	$1,004,328
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	2,000	2,047,056
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	1,100	1,112,692
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,000	949,894
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	1,000	955,013
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,076,647
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,065,347
Montgomery (County of), MD (Trinity Health Credit Group), Series 2015, RB	5.00%	12/01/2044	1,650	1,664,470
				23,594,389
Massachusetts-4.29%
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2040	1,000	1,018,382
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2039	125	125,000
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,000	964,905
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	2,865,142
Massachusetts (Commonwealth of), Series 2016, GO Bonds	4.00%	09/01/2042	55	54,912
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,344,682
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,204,281
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,321,462
Massachusetts (Commonwealth of), Series 2017, GO Bonds	3.25%	02/01/2039	275	253,680
Massachusetts (Commonwealth of), Series 2017, GO Bonds	4.00%	02/01/2044	250	247,062
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,675	1,789,618
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,224,282
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,677,004
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,716,271
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2045	1,000	1,067,798
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	1,000	1,082,216
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,000	1,006,763
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	17,320	18,702,025
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,283,018
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,039,821
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	5,773,744
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, Ref. RB	4.00%	04/01/2041	165	165,010
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	1,000	1,049,118
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	130	130,628
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Sustainability Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	1,500	1,565,822
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	125	123,896
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	4,500	4,606,854
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	2,727,261
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,028,554
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	120	103,702
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	1,500	1,630,395
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,000	1,002,809
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,000	1,012,668
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	3,500	2,561,617
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2045	$1,500	$1,373,425
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	145	142,420
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,075	3,142,927
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	5,239,550
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	5,293,846
				106,662,570
Michigan-1.65%
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	1,000	1,048,385
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	1,500	1,526,326
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	1,300	1,299,589
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	300	302,844
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2038	430	438,484
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	1,000	1,001,724
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	1,045	1,052,176
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	112,107
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	1,000	1,145,429
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	640	702,304
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,100	1,248,447
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,078,015
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,000	970,931
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	750	738,883
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,000	1,006,066
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,008,719
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	835	756,402
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	1,000	884,233
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	5.00%	02/15/2039	390	405,165
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,000	961,856
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	115	106,727
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	1,000	1,013,924
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2042	1,500	1,536,367
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2040	1,065	1,047,572
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	150	142,531
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	2,440	1,784,786
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	540	497,037
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	2,500	2,328,022
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,100	1,034,815
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,103,269
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,314,901
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	5,000	5,383,632
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	2,631,399
Wayne (County of), MI Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	1,000	1,007,648
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	506,089
				41,126,804
Minnesota-0.29%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,202,912
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	1,006,340
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,010,563
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	990,383
Minneapolis (City of), MN, Series 2021, RB	4.00%	11/15/2038	155	154,810
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	885,355
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	1,000	1,029,354
				7,279,717
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.04%
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	$1,000	$1,008,047
Missouri-0.89%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,015,361
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,201,633
Metropolitan St. Louis Sewer District, Series 2016 C, RB(b)	5.00%	05/01/2046	1,000	1,041,734
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	773,258
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2014, RB	4.50%	01/01/2039	1,000	1,000,175
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	520	484,889
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,786,935
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	1,155	1,105,784
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	165	156,381
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	140	135,227
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,500	1,413,631
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	500	523,392
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,000	4,558,773
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,505,319
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,369,765
				22,072,257
Montana-0.09%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,296,277
Nebraska-0.57%
Fremont School District, Series 2022, GO Bonds, (INS - AGM)(a)	4.00%	12/15/2047	1,000	960,607
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	1,000	1,048,093
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	1,000	1,071,044
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	1,805	1,819,676
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,250	1,350,591
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	2,000	2,211,251
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	2,000	2,201,648
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	2,000	2,201,649
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	459,275
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,000	915,900
				14,239,734
Nevada-0.22%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	100,041
Clark (County of), NV, Series 2022, RB, (INS - AGM)(a)	4.00%	07/01/2040	475	474,149
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,083,002
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,000	1,888,580
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	900	955,996
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,000	978,332
				5,480,100
New Hampshire-0.18%
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	952,440
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	1,000	1,080,570
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2046	2,210	1,647,858
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2051	1,200	827,281
				4,508,149
New Jersey-3.06%
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	5,000	5,365,106
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,500	2,606,534
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	$1,000	$933,613
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	1,000	920,630
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,037,657
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,500	1,528,439
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	750	806,471
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	720,761
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,508,945
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,000	869,711
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	750	549,395
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	225	156,855
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	610	580,988
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,000	1,018,344
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,024,052
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	1,400	1,416,210
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	1,000	967,925
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,000	719,582
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	3,000	3,005,621
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	190	187,381
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	150	142,876
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,500	1,555,806
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	500	425,193
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	1,000	1,007,273
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,084,287
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	1,001,532
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,000	1,078,239
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	1,000	948,647
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,050,090
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	751,676
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	1,000	928,851
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,039,838
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	160	160,290
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	250	244,616
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	750	705,289
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	1,000	1,008,158
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,000	1,001,719
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,238,691
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	978,463
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	375	405,610
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	500	546,489
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	500	533,057
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	200	215,178
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	300	315,593
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	1,000	1,115,643
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	1,000	1,109,481
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,048,328
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	5,000	5,010,200
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	5,450	5,292,499
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	1,500	1,648,149
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,521,922
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	$5,400	$5,842,487
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,844,150
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,823,809
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2038	2,500	2,582,351
				76,130,700
New York-22.27%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2053	2,000	2,176,172
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	3,000	2,244,893
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2050	8,750	6,235,427
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2050	3,000	2,753,161
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	988,329
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	1,000	1,004,333
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,500	1,546,309
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	1,000	1,031,387
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	270	276,762
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,169,347
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	425	414,403
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	02/15/2047	2,500	2,425,284
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,350	1,356,409
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	100	102,447
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,345,057
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,028,334
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGM)(a)	5.00%	09/01/2053	2,500	2,702,373
Metropolitan Transportation Authority, Series 2012 A-1, RB(b)(c)	5.00%	01/08/2024	6,690	6,699,416
Metropolitan Transportation Authority, Series 2013 B, RB(b)(c)	4.00%	01/08/2024	65	65,037
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	145	132,910
Metropolitan Transportation Authority, Series 2017 B-1, RB	5.00%	11/15/2047	1,000	1,030,136
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	80	73,437
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	50	50,260
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2040	1,000	1,006,828
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2045	200	200,993
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,000	939,879
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	936,714
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,040	1,049,595
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	1,300	1,334,741
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	1,000	1,015,872
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	75	73,590
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,586,670
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,611,272
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2050	5,000	4,624,410
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	1,000	1,009,744
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,204,610
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,000	924,637
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,350	2,397,632
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	480	476,306
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	1,917,086
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	1,987,612
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	2,200	2,176,000
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2049	5,000	5,252,877
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	1,500	1,510,616
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,535,107
New York & New Jersey (States of) Port Authority, One Hundred Eighty Ninth Series 2015, Ref. RB	5.00%	05/01/2040	1,000	1,015,641
New York & New Jersey (States of) Port Authority, One Hundred Seventy First Series 2012, RB	4.00%	01/15/2042	50	49,859
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,000	2,014,203
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5,590	5,816,867
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,075,877
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	$1,000	$1,068,555
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,479,054
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,129,286
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2039	1,000	1,005,410
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,345	3,574,451
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	3,000	2,937,833
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	568,102
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	500	565,315
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	500	562,641
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	500	558,996
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	250	278,437
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,250	2,470,894
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	1,000	1,130,669
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	1,500	1,678,726
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	3,000	3,344,748
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,500	1,654,194
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	2,000	2,087,600
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2039	1,250	1,038,722
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2040	1,750	1,426,800
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	5,000	3,739,766
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	5,000	3,571,694
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	120	118,156
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	5,305,156
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	700	702,374
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	741,012
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,000	1,954,707
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	1,000	1,061,504
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,000	1,002,782
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,203,580
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	4,873,332
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,150	9,919,628
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,000	1,081,272
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	2,395	2,555,420
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,000	1,105,886
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,665,541
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	5,000	5,005,656
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	5,000	5,424,966
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,500	2,770,172
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB	5.00%	06/15/2053	1,500	1,619,281
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB	5.25%	06/15/2053	1,000	1,105,199
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,448,036
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,451,415
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	330	330,938
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	1,000	1,013,194
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	1,000	1,010,789
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	4,999,796
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2038	3,000	3,011,165
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	3,436,282
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	5,000	5,020,927
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	1,000	999,261
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	1,000	999,031
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	1,000	997,983
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,485,656
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	988,417
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,000	979,713
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	$2,000	$1,940,156
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	1,000	596,433
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	425	316,361
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	1,160	1,293,886
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	1,000	1,114,529
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	1,000	1,090,419
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,500	1,458,552
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	3,000	2,997,784
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	2,997,093
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	3,000	2,993,950
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	2,971,313
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,000	2,171,903
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,000	2,929,295
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,000	3,225,870
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	400	447,569
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	1,000	1,111,619
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	1,000	1,104,823
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	500	551,022
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	500	548,491
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	500	546,100
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	500	543,999
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	500	542,444
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	500	540,935
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	2,000	1,919,370
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	2,000	2,152,494
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	5,000	5,594,609
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	5,000	5,558,095
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	2,000	2,217,641
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	2,000	2,204,922
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,402,176
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	2,000	2,189,608
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	2,000	2,180,268
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	2,000	2,204,665
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	5,000	5,017,401
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	1,850	1,849,356
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	1,000	1,134,858
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	1,000	1,129,251
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,000	1,123,871
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,117,344
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,000	1,113,871
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	1,000	1,127,135
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,084,076
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,000	1,097,642
New York (City of), NY Water & Sewer System, Series 2014 CC, RB	4.00%	06/15/2045	500	495,465
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2039	1,770	1,773,201
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	1,000	1,031,294
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	1,000	1,033,047
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,000	976,487
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	645	625,541
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	1,000	1,050,843
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	1,000	1,054,774
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,200	1,253,840
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	1,000	1,057,801
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,042,651
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	3,020,776
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	3,618,219
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,000	987,437
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	1,000	1,005,328
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	1,305	1,308,029
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	3,400	3,303,300
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	$65	$64,963
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	1,680	1,653,065
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	230	223,020
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	1,000	1,095,598
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	155	153,824
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,000	1,072,428
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	1,300	1,348,039
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2043	1,200	1,262,081
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	5,000	3,698,423
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	4.00%	03/15/2040	1,150	1,153,935
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,500	1,488,615
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	514,302
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	6,850,070
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	767,828
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,895,741
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	5,269,168
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,000	1,004,520
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,422,961
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,008,815
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,500	2,656,887
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,750	1,698,812
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	5,263,254
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	6,000	5,698,427
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	190	188,111
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,603,982
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,000	985,239
New York (State of) Dormitory Authority (Wagner College), Series 2022, Ref. RB	5.00%	07/01/2057	2,000	1,931,100
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,522,194
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	2,948,704
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	2,500	2,408,934
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,678,480
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2047	1,500	1,470,300
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	1,200	1,289,643
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	120	108,358
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,063,752
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,000	956,118
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2040	5,000	5,007,793
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	1,000	986,084
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	2,538,598
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	8,315	6,195,679
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	1,000	1,108,130
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,000	1,079,175
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,000	1,074,197
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	320	317,407
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,000	2,876,478
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB(b)(c)	5.00%	03/14/2024	1,000	1,000,451
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	1,000	1,046,489
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB(e)	5.00%	12/15/2050	1,000	1,093,317
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB(e)	5.00%	06/15/2053	1,000	1,089,690
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,010,809
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,015,177
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,000	1,621,448
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	761,655
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	2,000	1,965,391
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	$1,500	$1,329,200
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,559,478
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	3,707,520
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	717,032
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	1,975,405
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	5,500	5,326,592
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	5,000	4,888,215
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5,000	5,354,062
New York State Urban Development Corp., Series 2013 A-1, RB(b)(c)	5.00%	12/26/2023	1,000	1,001,195
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,034,646
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	1,500	1,581,534
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	625	614,691
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	200	195,867
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2039	1,000	1,003,608
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,080,950
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	1,400	1,372,990
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,484,812
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	2,290	2,280,206
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,057,456
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2039	1,000	1,003,608
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	834,875
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	1,000	1,068,873
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,000	1,101,297
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2040	650	545,459
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	300	293,573
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	335	329,474
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,000	973,797
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	1,000	972,237
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	995,723
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,000	979,334
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	1,000	1,046,557
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,429,064
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	4,384,051
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	949,320
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2044	1,555	1,176,075
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	565	484,956
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	530,750
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,098,687
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,059,971
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,564,812
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,175,383
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,000	5,470,870
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,560	2,803,601
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,144,617
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	10,099,594
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,446,523
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,500	1,582,880
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,444,560
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,586,024
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,185,378
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	$5,775	$5,503,056
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,091,653
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,085,557
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	1,000	1,073,111
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,000	1,073,111
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	10,000	9,405,642
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	1,375	1,482,351
Westchester County Local Development Corp., Series 2014 A, RB	5.50%	05/01/2042	1,000	1,001,611
				554,199,346
North Carolina-0.79%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	2,000	2,192,036
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,068,483
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,835,415
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	750	577,720
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	750	727,841
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,380,817
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,000	778,284
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	155	145,295
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	1,000	1,022,451
North (State of) Carolina Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	2,500	2,525,605
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2051	300	221,965
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	1,200	1,111,909
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,000	934,182
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	744,524
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	1,325	1,366,680
				19,633,207
North Dakota-0.17%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2046	1,325	964,619
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2051	500	348,945
University of North Dakota, Series 2021 A, COP, (INS - AGM)(a)	3.00%	06/01/2061	4,500	2,946,201
				4,259,765
Ohio-1.79%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,037,741
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,028,496
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	175	188,697
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	1,000	912,877
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,421,640
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	10,000	10,770,102
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,423,045
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	600	557,284
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	899,807
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	2,770	1,869,892
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,006,364
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,073,548
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	2,012,740
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	534,378
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,060,609
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,079,598
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,000	1,068,960
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	2,500	2,708,992
				44,654,770
Oklahoma-0.36%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	500	501,676
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,660	1,701,843
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	1,000	1,017,817
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,060,448
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	$1,000	$987,476
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	2,500	2,634,611
				8,903,871
Oregon-1.37%
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	2,265	2,282,446
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	4.00%	08/15/2045	7,000	6,683,803
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,472,303
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	5,221,727
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,604,356
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	2,500	2,580,528
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,656,294
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	7,590,561
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,101,738
				34,193,756
Pennsylvania-4.00%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	3,775,165
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	4,750,664
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	2,780	2,811,334
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,000	2,270,922
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	532,100
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	2,110	1,412,859
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	4,573,618
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	150	134,119
Delaware (State of) River Port Authority, Series 2013, RB	5.00%	01/01/2040	2,200	2,205,185
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,036,740
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	170	150,493
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,834,512
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,130	1,027,324
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,573,758
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	1,000	1,063,086
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,054,304
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	2,000	2,051,265
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,523,715
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	2,880	2,906,754
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	908,411
Lehigh (County of), PA Authority, Series 2013 A, RB	5.13%	12/01/2047	1,200	1,200,488
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	1,000	946,453
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	1,000	886,820
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,000	1,006,898
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	1,100	1,130,204
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	257,760
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	10,090	7,501,117
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	8,555	7,716,051
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	3,500	3,330,687
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	955	956,359
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,064,221
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,469,426
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	$170	$167,259
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	1,085	1,124,254
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,055,580
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	5.00%	12/01/2044	1,375	1,385,624
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2044	1,200	1,209,272
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	1,000	1,008,639
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	370	374,927
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	255	262,944
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,186,486
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	65	61,541
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGM)(a)	4.00%	12/01/2049	90	87,397
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	97,907
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	97,556
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	97,236
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	96,860
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	100	93,897
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,000	1,060,695
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	946,541
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	435	452,585
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	500	545,531
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	500	543,828
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,000	1,071,545
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	400	436,089
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	500	555,561
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	552,182
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,581,328
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,520,351
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	4.50%	09/01/2048	2,000	2,032,625
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	2,000	2,225,404
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,965,404
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	1,500	1,503,754
School District of Philadelphia (The), Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2043	105	102,687
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	1,000	1,023,526
				99,589,827
Rhode Island-0.08%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,018,746
South Carolina-1.04%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,000	1,091,497
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	920	863,188
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,000	1,032,601
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	1,000	1,020,554
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,000	979,680
South Carolina (State of) Public Service Authority, Series 2013 E, Ref. RB	5.00%	12/01/2048	4,660	4,660,157
South Carolina (State of) Public Service Authority, Series 2014 A, RB	5.50%	12/01/2054	1,000	1,000,092
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,500	2,524,032
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	482,934
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	834,194
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	468,954
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	519,867
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,279,643
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,000	2,083,422
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	$6,600	$5,979,679
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,000	1,063,211
				25,883,705
South Dakota-0.13%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	1,500	1,516,395
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	1,300	1,327,321
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	440	424,236
				3,267,952
Tennessee-1.01%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,550	1,676,286
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,509,108
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	770	819,325
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,074,865
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	3,000	3,035,516
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	2,773,833
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,078,568
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,024,834
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2048	2,000	2,169,424
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	1,000	1,077,976
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2056	2,000	2,149,175
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	3,000	3,093,277
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	2,500	2,726,948
				25,209,135
Texas-10.75%
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	5.00%	02/15/2048	1,000	1,031,977
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,024,945
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,369,538
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	531,250
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	769,020
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,000	1,088,176
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	2,000	2,202,919
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,500	1,583,017
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	5,550	6,373,765
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,029,309
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	913,929
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,000	1,029,702
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,000	910,298
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,856,538
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	7,000	6,818,440
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,500	1,459,975
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	3,000	3,011,650
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	2,000	1,919,865
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,037,323
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	6,000	6,553,362
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,665	1,779,025
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,500	3,778,395
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	$500	$555,072
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	750	828,039
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	1,000	1,101,207
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	500	544,904
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,000	1,085,677
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	5,000	5,331,963
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,000	965,121
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,000	947,355
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	572,055
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	10,000	10,422,062
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	3,957,546
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	4,500	4,512,738
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,000	987,421
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,750	1,880,734
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	2,000	2,136,199
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	978,270
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	675,062
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	967,440
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	8,100	7,552,615
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,460,383
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	3,720,936
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,895,275
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,565	2,749,945
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	2,000	1,913,621
Hutto (City of), TX, Series 2017, Ctfs. Of Obligation, (INS - AGM)(a)	5.00%	08/01/2057	5,000	5,137,775
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	1,500	1,617,967
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,500	1,605,674
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,162,511
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,000	979,140
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	3,000	2,923,465
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	3,000	3,217,229
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	2,000	2,144,843
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	975,473
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	1,023,095
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	5,000	5,325,587
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	505,455
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,056,378
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,311,529
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,299,917
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,000	950,369
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,144,238
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	2,000	1,950,947
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,669,549
Montgomery (County of), TX Toll Road Authority, Series 2018, RB	5.00%	09/15/2048	1,000	1,001,962
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,081,405
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,074,817
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB, (Acquired 05/05/2016; Cost $1,026,036)(f)(g)	5.00%	07/02/2046	1,000	685,000
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB, (Acquired 05/05/2016; Cost $1,022,333)(f)(g)	5.00%	07/03/2051	$1,000	$685,000
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(a)	5.00%	04/01/2046	1,250	1,222,852
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	867,086
North Texas Tollway Authority, Series 2016 A, Ref. RB	4.00%	01/01/2039	145	144,817
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	1,836,520
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,147,342
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	315	235,480
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2040	1,000	1,006,439
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,000	983,479
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,074,449
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	2,750	3,018,613
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	4,000	4,369,126
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	1,500	1,634,613
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,023,026
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,092,475
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,346,925
San Antonio (City of), TX, Series 2014, RB(b)	5.00%	02/01/2044	500	500,492
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,000	5,168,179
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,195,439
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,589,412
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	526,271
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,617,295
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,149,779
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	5,297,030
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	628,885
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	606,217
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,000	1,075,508
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	375	352,270
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,064,043
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,000	977,352
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,065,919
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	5,000	5,464,629
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2045	750	760,973
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,500	1,332,422
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	330	315,986
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	275	253,270
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	381,772
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	1,000	1,021,189
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	2,000	2,025,537
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	2,000	2,023,617
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	2,000	2,022,019
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,508,460
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	3,980,568
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,031,790
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	5,106,608
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,193,328
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,000	985,949
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	1,000	1,075,321
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,000	1,102,606
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,000	1,069,162
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	2,000	2,230,766
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	5,000	5,434,235
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	$2,500	$2,562,367
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,489,877
				267,533,167
Utah-0.71%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	1,000	1,093,572
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,087,716
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,084,436
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	875	943,899
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	1,000	1,109,525
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,104,155
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	1,000	1,115,853
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	1,000	1,116,037
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	1,000	1,109,580
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	2,000	2,061,791
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	500	512,427
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	3,000	3,090,142
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	1,000	1,079,892
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,113,866
				17,622,891
Virginia-0.75%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,400,438
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,000	2,935,153
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	1,000	1,036,697
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	1,051,482
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,000	990,927
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,008,677
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	675	630,774
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	1,000	1,075,229
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,650	1,244,781
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2040	1,000	1,110,396
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	1,000	1,099,301
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	4.00%	08/01/2042	1,000	1,012,997
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	125	125,522
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	901,684
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,067,666
				18,691,724
Washington-1.74%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	4,500	4,656,102
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	3,406,016
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,000	2,167,893
Energy Northwest, Series 2014, Ref. RB	5.00%	07/01/2040	1,000	1,006,240
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	2,000	2,186,806
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	1,000	1,101,085
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,000	1,095,581
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,000	1,002,345
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	100	98,293
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,014,831
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,057,211
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,150	1,229,294
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,034,562
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	$1,000	$1,086,391
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,000	1,075,048
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,085,798
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,000	1,079,656
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,076,909
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	1,000	1,115,728
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,000	1,101,085
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,000	1,098,305
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	1,000	1,116,253
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	1,000	1,105,278
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,000	1,090,636
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,268,402
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,070,721
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	862,740
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,083,361
				43,372,570
West Virginia-0.04%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	1,000	1,001,956
Wisconsin-0.82%
Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	703,958
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	1,000	994,171
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,000	928,563
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	500	350,473
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,185	2,980,085
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health), Series 2017, Ref. RB	4.00%	04/01/2039	340	331,546
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,294,182
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,500	2,299,985
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,505,450
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,000	913,109
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,069,369
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	884,286
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	06/01/2045	3,000	2,239,602
				20,494,779
Wyoming-0.14%
University of Wyoming, Series 2021 C, RB, (INS - AGM)(a)	4.00%	06/01/2051	3,600	3,385,473
TOTAL INVESTMENTS IN SECURITIES(h)-98.85% (Cost $2,610,634,481)				2,459,738,567
OTHER ASSETS LESS LIABILITIES-1.15%				28,493,330
NET ASSETS-100.00%				$2,488,231,897

See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $1,370,000, which represented less than 1% of the Fund’s Net Assets.
(g)	Restricted security. The aggregate value of these securities at November 30, 2023 was $1,370,000, which represented less than 1% of the Fund’s Net Assets.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp	8.66%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.58%
New York-98.58%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	4.00%	11/01/2044	$1,000	$998,209
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	5.00%	11/01/2049	2,500	2,635,210
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	547,011
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	748,298
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	988,329
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	489,745
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	465,241
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	2,000	2,048,932
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,009,226
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	820,040
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	500	463,299
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,034,102
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	479,272
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,232,319
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,015,659
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	500	504,016
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2041	750	753,583
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,039,032
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,139,756
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,072,693
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,000	1,075,976
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	1,000	1,052,615
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	139,839
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	485,073
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	1,428,677
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	979,214
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	741,012
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	977,354
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,057,670
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,135,720
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	974,666
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,064,365
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,000	1,996,954
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,015,403
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,037,870
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,550,581
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	990,715
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	2,000	1,533,021
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	762,618
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	195,647
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	1,836,525
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	488,857
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.25%	10/01/2050	1,000	1,081,431
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	2,500	2,454,400
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,047,541
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	745,121
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	351,088
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,053,857
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	473,935
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	789,744
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,938,509
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	504,408
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	587,600
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	521,501
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	$1,785	$1,758,651
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2052	4,000	3,889,397
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	1,490	1,388,727
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,012,420
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,493,293
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	1,000	745,121
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB(b)(c)	5.00%	03/14/2024	1,500	1,500,676
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	1,000	1,048,484
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,895,187
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	2,000	2,010,118
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	982,695
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2041	1,000	1,028,948
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,080,950
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,957,156
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	739,685
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	485,813
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	944,942
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	532,840
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,499,386
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,043,208
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	982,838
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,095,156
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	500	540,298
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,000	1,095,860
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,651,096
TOTAL INVESTMENTS IN SECURITIES(d)-98.58% (Cost $96,638,852)				88,956,424
OTHER ASSETS LESS LIABILITIES-1.42%				1,283,243
NET ASSETS-100.00%				$90,239,667

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	11.04%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
November 30, 2023
(Unaudited)
	Shares	Value
Preferred Stocks-99.71%
Automobiles-2.05%
Ford Motor Co.
Pfd., 6.00%(b)	1,413,262	$33,508,442
Pfd., 6.20%(b)	1,329,887	32,302,955
Pfd., 6.50%	1,086,351	25,724,792
		91,536,189
Banks-32.65%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	187,849	3,242,274
Series E, Pfd., 5.88%(b)	169,476	2,987,862
Pfd., 6.63%(c)	563,850	11,987,451
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,729,750	30,097,650
Series QQ, Pfd., 4.25%	2,247,775	40,010,395
Series NN, Pfd., 4.38%	2,044,569	37,517,841
Series SS, Pfd., 4.75%	1,199,243	23,733,019
Series LL, Pfd., 5.00%(b)	2,333,608	48,515,710
Series KK, Pfd., 5.38%(b)	2,600,131	57,722,908
Series HH, Pfd., 5.88%(b)	1,534,320	36,731,621
Series GG, Pfd., 6.00%(b)	2,339,336	57,758,206
Series K, Pfd., 6.45%(c)	1,260,443	31,964,834
Bank of Hawaii Corp., Series A, Pfd., 4.38%(b)	323,181	4,624,720
Bank OZK, Series A, Pfd., 4.63%	621,044	9,439,869
Cadence Bank, Series A, Pfd., 5.50%(b)	326,995	6,108,267
Citizens Financial Group, Inc., Series E, Pfd., 5.00%	800,593	15,467,457
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	255,207	4,320,654
Fifth Third Bancorp
Series K, Pfd., 4.95%	441,225	9,958,448
Series A, Pfd., 6.00%(b)	350,555	8,420,331
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%	638,677	12,933,209
Series C, Pfd., 5.63%(b)	339,467	7,186,516
First Horizon Corp.
Series F, Pfd., 4.70%(b)	255,114	3,824,159
Series E, Pfd., 6.50%(b)	270,711	5,684,931
Fulton Financial Corp., Series A, Pfd., 5.13%	345,898	5,527,450
Hancock Whitney Corp., Pfd., 6.25%(b)	306,394	7,426,991
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	873,776	15,465,835
Series C, Pfd., 5.70%(b)	324,548	6,542,888
Series J, Pfd., 6.88%(c)	580,621	13,923,292
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	3,531,201	66,386,579
Series JJ, Pfd., 4.55%(b)	2,656,342	53,259,657
Series LL, Pfd., 4.63%(b)	3,266,642	66,541,498
Series GG, Pfd., 4.75%	1,561,817	32,485,794
Series DD, Pfd., 5.75%(b)	3,012,964	73,004,118
Series EE, Pfd., 6.00%(b)	3,228,272	81,126,475
KeyCorp
Series G, Pfd., 5.63%	805,187	15,306,605
Series F, Pfd., 5.65%	764,974	14,817,546
Series E, Pfd., 6.13%(c)	905,003	19,566,165
Pfd., 6.20%(b)(c)	1,089,506	22,106,077
M&T Bank Corp., Series H, Pfd., 5.63%(c)	454,449	11,111,278
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	925,125	21,435,146
Old National Bancorp
Series A, Pfd., 7.00%(b)	195,827	4,603,893
Series C, Pfd., 7.00%(b)	212,274	5,154,013
PacWest Bancorp, Series A, Pfd., 7.75%(c)	898,241	18,809,167
	Shares	Value
Banks-(continued)
Popular Capital Trust II, Pfd., 6.13%	56,552	$1,443,773
Regions Financial Corp.
Series E, Pfd., 4.45%	706,000	11,486,620
Series C, Pfd., 5.70%(c)	882,567	17,527,781
Series B, Pfd., 6.38%(c)	188,262	4,185,064
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	537,850	9,815,762
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,640,259	31,886,635
Series O, Pfd., 5.25%(b)	1,016,936	22,525,132
U.S. Bancorp
Series L, Pfd., 3.75%(b)	889,459	14,373,657
Series M, Pfd., 4.00%(b)	1,362,821	23,045,303
Series O, Pfd., 4.50%	740,017	14,045,523
Series K, Pfd., 5.50%	1,043,913	22,872,134
Valley National Bancorp, Series A, Pfd., 6.25%(b)(c)	203,566	3,924,752
WaFd, Inc., Series A, Pfd., 4.88%	517,471	7,379,136
Webster Financial Corp., Series F, Pfd., 5.25%(b)	269,415	4,962,624
Wells Fargo & Co.
Series DD, Pfd., 4.25%	2,215,305	38,524,154
Series CC, Pfd., 4.38%(b)	1,863,158	33,276,002
Series AA, Pfd., 4.70%(b)	2,075,067	40,131,796
Series Z, Pfd., 4.75%(b)	3,562,289	68,431,572
Series Y, Pfd., 5.63%(b)	1,224,214	28,254,859
Series R, Pfd., 6.63%(b)	250,944	6,268,581
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	535,495	8,776,763
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(c)	225,789	5,003,484
Series E, Pfd., 6.88%(b)(c)	509,050	12,507,358
		1,455,487,264
Broadline Retail-0.33%
QVC, Inc.
Pfd., 6.25%(b)	877,369	10,388,049
Pfd., 6.38%(b)	387,265	4,457,420
		14,845,469
Capital Markets-10.88%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	358,723	5,628,364
Pfd., 4.75%	494,982	8,548,339
Pfd., 5.88%(b)	533,589	11,424,141
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	410,101	6,245,838
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	688,595	10,797,170
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	1,060,406	20,211,338
Series D, Pfd., 5.95%(b)	1,342,110	33,499,066
Morgan Stanley
Series O, Pfd., 4.25%(b)	2,312,758	42,184,706
Series L, Pfd., 4.88%	956,027	19,942,723
Series K, Pfd., 5.85%	1,990,755	46,742,927
Series I, Pfd., 6.38%	1,985,188	49,510,589
Series P, Pfd., 6.50%(b)	1,776,243	45,827,069
Series F, Pfd., 6.88%	1,448,492	36,646,848
Series E, Pfd., 7.13%	995,266	25,120,514
Northern Trust Corp., Series E, Pfd., 4.70%(b)	715,967	16,173,695
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	412,767	$8,618,575
Series A, Pfd., 6.63%	331,143	6,920,889
Prospect Capital Corp., Series A, Pfd., 5.35%	283,670	4,516,026
State Street Corp.
Series G, Pfd., 5.35%(b)	885,958	20,731,417
Series D, Pfd., 5.90%	1,331,179	33,186,292
Stifel Financial Corp.
Series D, Pfd., 4.50%	539,836	9,015,261
Pfd., 5.20%(b)	403,082	8,331,705
Series C, Pfd., 6.13%(b)	393,379	9,488,301
Series B, Pfd., 6.25%(b)	248,873	5,846,027
		485,157,820
Chemicals-0.13%
EIDP, Inc., Series B, Pfd., 4.50%(b)	78,364	5,838,118
Commercial Services & Supplies-0.29%
Pitney Bowes, Inc., Pfd., 6.70%	764,906	12,888,666
Consumer Finance-3.48%
Capital One Financial Corp.
Series N, Pfd., 4.25%	750,819	11,892,973
Series L, Pfd., 4.38%	1,193,866	19,113,795
Series K, Pfd., 4.63%(b)	224,178	3,887,247
Series J, Pfd., 4.80%	2,220,091	39,184,606
Series I, Pfd., 5.00%	2,663,489	48,315,690
Navient Corp., Pfd., 6.00%	565,906	10,876,713
Synchrony Financial, Series A, Pfd., 5.63%	1,321,822	22,008,336
		155,279,360
Diversified REITs-0.21%
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	218,268	3,813,142
Series A, Pfd., 7.25%(b)	303,072	5,618,955
		9,432,097
Diversified Telecommunication Services-5.00%
AT&T, Inc.
Series C, Pfd., 4.75%	3,090,501	59,337,619
Series A, Pfd., 5.00%	2,134,474	42,817,548
Pfd., 5.35%(b)	2,355,833	53,665,876
Pfd., 5.63%	1,474,594	35,242,797
Qwest Corp.
Pfd., 6.50%	1,755,667	18,627,627
Pfd., 6.75%	1,181,112	13,086,721
		222,778,188
Electric Utilities-7.43%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	527,656	8,674,665
Brookfield Infrastructure Finance ULC, Pfd., 5.00% (Canada)	443,191	7,210,717
Duke Energy Corp.
Pfd., 5.63%(b)	878,946	21,314,440
Series A, Pfd., 5.75%	1,764,275	43,542,307
Entergy Arkansas LLC, Pfd., 4.88%(b)	516,300	10,976,538
Entergy Louisiana LLC, Pfd., 4.88%(b)	471,226	10,131,359
Entergy Mississippi LLC, Pfd., 4.90%(b)	466,783	10,371,918
Entergy New Orleans LLC, Pfd., 5.50%(b)	415,975	9,284,562
Georgia Power Co., Series 2017-A, Pfd., 5.00%	481,416	11,188,108
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	440,264	10,350,607
	Shares	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., Series N, Pfd., 5.65%(b)	1,222,691	$30,689,544
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	185,117	3,989,271
SCE Trust II, Pfd., 5.10%(b)	282,503	5,534,234
SCE Trust IV, Series J, Pfd., 5.38%(c)	606,307	12,884,024
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	567,116	13,304,541
SCE Trust VI, Pfd., 5.00%	872,306	16,957,629
SCE Trust VII, Series M, Pfd., 7.50%(b)	800,000	20,056,000
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,333,184	26,170,402
Series 2020, Pfd., 4.95%(b)	1,778,406	39,569,533
Pfd., 5.25%(b)	807,531	19,267,690
		331,468,089
Financial Services-3.67%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	1,017,987	26,691,619
Brookfield BRP Holdings Canada, Inc.
Pfd., 4.63% (Canada)	623,195	9,466,332
Pfd., 4.88% (Canada)(b)	477,879	7,440,576
Carlyle Finance LLC, Pfd., 4.63%	892,118	16,022,439
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	546,315	8,746,503
Series A, Pfd., 5.25%(b)	1,419,294	29,421,965
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	976,696	24,436,934
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	881,025	15,823,209
Merchants Bancorp
Series B, Pfd., 6.00%(b)(c)	6,428	142,252
Series C, Pfd., 6.00%(b)	346,741	6,584,612
Pfd., 8.25%(b)(c)	246,789	6,145,046
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	530,945	12,631,181
		163,552,668
Gas Utilities-0.34%
South Jersey Industries, Inc., Pfd., 5.63%(b)	337,423	4,317,327
Spire, Inc., Series A, Pfd., 5.90%(b)	445,962	10,640,654
		14,957,981
Independent Power and Renewable Electricity Producers-0.13%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	343,659	5,680,683
Insurance-18.87%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)(b)	1,654,103	34,686,540
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	542,654	11,352,322
Series H, Pfd., 5.10%	2,042,783	45,206,788
Series J, Pfd., 7.38%	1,050,239	28,051,884
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)(c)	700,279	15,805,297
Series B, Pfd., 6.63%(c)	530,352	12,792,090
American Financial Group, Inc.
Pfd., 4.50%	371,613	6,729,911
Pfd., 5.13%(b)	363,909	7,420,105
Pfd., 5.63%	265,739	5,806,397
Pfd., 5.88%(b)	223,604	5,288,235
American International Group, Inc., Series A, Pfd., 5.85%	893,082	21,701,893
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	887,079	17,395,619
Series F, Pfd., 5.45%	588,001	13,271,183

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Insurance-(continued)
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	263,683	$6,267,745
Argo Group U.S., Inc., Pfd., 6.50%(b)	252,748	5,780,347
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	440,857	9,011,117
Pfd., 5.63% (Bermuda)(b)	444,032	8,649,743
Assurant, Inc., Pfd., 5.25%(b)	445,607	8,720,529
Athene Holding Ltd.
Series D, Pfd., 4.88%	1,025,298	17,594,114
Series B, Pfd., 5.63%(b)	607,541	12,557,872
Series A, Pfd., 6.35%(c)	1,559,412	37,160,788
Series C, Pfd., 6.38%(b)(c)	1,067,431	26,440,266
Series E, Pfd., 7.75%(c)	890,226	22,442,597
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	977,191	20,755,537
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	617,446	9,267,864
Series C, Pfd., 5.38%	1,016,816	18,017,980
Pfd., 6.25%(b)	678,296	14,420,573
Series A, Pfd., 6.60%	762,454	16,354,638
Series B, Pfd., 6.75%(b)	708,100	15,578,200
CNO Financial Group, Inc., Pfd., 5.13%(b)	277,066	4,834,802
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	723,113	17,882,584
Series E, Pfd., 7.00%(b)	179,792	4,230,506
F&G Annuities & Life, Inc., Pfd., 7.95%	400,000	10,068,000
Globe Life, Inc., Pfd., 4.25%	578,762	10,736,035
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%	614,590	15,549,127
Kemper Corp., Pfd., 5.88%(c)	265,207	5,089,322
Lincoln National Corp., Series D, Pfd., 9.00%(b)	904,247	23,691,271
MetLife, Inc.
Series F, Pfd., 4.75%	1,790,947	37,377,064
Series E, Pfd., 5.63%	1,403,281	33,271,793
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	355,914	6,388,656
Prudential Financial, Inc.
Pfd., 4.13%(b)	887,534	17,120,531
Pfd., 5.63%	1,018,407	24,625,081
Pfd., 5.95%(b)	544,470	13,829,538
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	693,396	17,459,711
Pfd., 7.13%(c)	1,277,693	33,437,226
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	899,254	15,008,549
Series F, Pfd., 5.75% (Bermuda)(b)	442,045	10,259,864
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	354,599	6,180,661
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(b)(c)	357,084	9,087,788
Unum Group, Pfd., 6.25%(b)	535,721	12,616,230
W.R. Berkley Corp.
Pfd., 4.13%	538,189	9,832,713
Pfd., 4.25%(b)	439,489	8,785,385
Pfd., 5.10%	530,939	11,776,227
Pfd., 5.70%(b)	327,388	7,716,535
		841,383,373
	Shares	Value
Leisure Products-0.54%
Brunswick Corp.
Pfd., 6.38%(b)	413,278	$10,195,568
Pfd., 6.50%(b)	327,734	8,121,249
Pfd., 6.63%(b)	221,113	5,667,126
		23,983,943
Multi-Utilities-3.03%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	389,352	6,015,488
Series 13, Pfd., 5.13% (Canada)	344,538	5,502,272
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	412,669	8,624,782
Pfd., 5.63%(b)	359,909	8,594,627
Pfd., 5.88%	505,601	12,412,505
Pfd., 5.88%(b)	1,096,864	26,489,266
DTE Energy Co.
Pfd., 4.38%(b)	495,451	10,117,109
Series G, Pfd., 4.38%	373,816	7,637,061
Series E, Investment Units, 5.25%(b)	711,224	16,564,407
Sempra, Pfd., 5.75%	1,367,640	33,165,270
		135,122,787
Office REITs-1.23%
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%(b)	746,853	8,962,236
Office Properties Income Trust, Pfd., 6.38%	280,221	3,914,687
SL Green Realty Corp., Series I, Pfd., 6.50%	409,408	7,529,013
Vornado Realty Trust
Series O, Pfd., 4.45%	633,012	8,627,954
Series M, Pfd., 5.25%	593,862	9,644,319
Series N, Pfd., 5.25%(b)	531,545	8,536,613
Series L, Pfd., 5.40%(b)	464,068	7,582,871
		54,797,693
Real Estate Management & Development-0.76%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	515,077	6,273,638
Series A-2, Pfd., 6.38%	516,195	6,865,393
Series A-1, Pfd., 6.50%	337,247	4,556,207
Brookfield Property Preferred L.P., Pfd., 6.25%	1,208,906	16,247,697
		33,942,935
Residential REITs-0.22%
American Homes 4 Rent
Series G, Pfd., 5.88%	210,437	4,974,730
Series H, Pfd., 6.25%	194,176	4,792,264
		9,766,994
Retail REITs-1.04%
Agree Realty Corp., Series A, Pfd., 4.25%	306,167	5,526,314
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	311,838	7,031,947
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	385,026	8,670,786
Series M, Pfd., 5.25%(b)	465,062	10,682,474
SITE Centers Corp., Series A, Pfd., 6.38%(b)	312,926	7,197,298
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%	312,594	7,455,367
		46,564,186

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Specialized REITs-4.32%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	596,382	$13,024,983
Series J, Pfd., 5.25%(b)	419,446	9,244,590
Series K, Pfd., 5.85%(b)	354,571	8,605,438
EPR Properties, Series G, Pfd., 5.75%(b)	304,543	5,993,406
Public Storage
Series N, Pfd., 3.88%(b)	501,354	8,573,153
Series O, Pfd., 3.90%(b)	329,926	5,724,216
Series Q, Pfd., 3.95%(b)	255,176	4,442,614
Series P, Pfd., 4.00%(b)	1,086,536	19,970,532
Series R, Pfd., 4.00%(b)	765,957	14,039,992
Series S, Pfd., 4.10%	725,548	13,255,762
Series M, Pfd., 4.13%	396,126	7,415,479
Series L, Pfd., 4.63%(b)	1,014,778	21,178,417
Series J, Pfd., 4.70%	198,797	4,174,737
Series K, Pfd., 4.75%(b)	336,232	7,023,886
Series I, Pfd., 4.88%	417,558	9,123,642
Series G, Pfd., 5.05%(b)	761,542	17,820,083
Series F, Pfd., 5.15%(b)	493,975	11,583,714
Series H, Pfd., 5.60%(b)	461,934	11,506,776
		192,701,420
Trading Companies & Distributors-1.39%
FTAI Aviation Ltd.
Series B, Pfd., 8.00%(c)	223,402	5,529,200
Series C, Pfd., 8.25%(c)	175,952	4,154,227
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	325,645	6,395,668
Pfd., 6.88% (Bermuda)(b)	250,165	5,706,264
Pfd., 7.38% (Bermuda)(b)	311,209	7,624,620
Pfd., 8.00% (Bermuda)(b)	259,116	6,550,452
WESCO International, Inc., Series A, Pfd., 10.63%(c)	965,208	26,060,616
		62,021,047
	Shares	Value
Wireless Telecommunication Services-1.72%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%	1,229,060	$17,034,772
Series UU, Pfd., 6.63%(b)	753,173	11,817,284
United States Cellular Corp.
Pfd., 5.50%(b)	894,696	15,478,241
Pfd., 5.50%(b)	883,438	15,292,312
Pfd., 6.25%(b)	876,145	16,988,451
		76,611,060
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $5,501,458,870)		4,445,798,030
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.03%
Invesco Private Government Fund, 5.32%(d)(e)(f)	25,310,200	25,310,200
Invesco Private Prime Fund, 5.55%(d)(e)(f)	65,117,312	65,143,359
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,436,485)		90,453,559
TOTAL INVESTMENTS IN SECURITIES-101.74% (Cost $5,591,895,355)		4,536,251,589
OTHER ASSETS LESS LIABILITIES-(1.74)%		(77,730,912)
NET ASSETS-100.00%		$4,458,520,677

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$96,935,343	$(96,935,343)	$-	$-	$-	$199,362
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$27,945,644	$35,468,445	$(38,103,889)	$-	$-	$25,310,200	$420,278*
Invesco Private Prime Fund	71,785,655	80,950,268	(87,626,750)	14,484	19,702	65,143,359	1,126,127*
Total	$99,731,299	$213,354,056	$(222,665,982)	$14,484	$19,702	$90,453,559	$1,745,767

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Short Term Treasury ETF (TBLL)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.70%
U.S. Treasury Bills-52.33%(a)
5.40%–5.60%, 01/02/2024	$14,130,000	$14,063,679
5.39%–5.60%, 01/04/2024	26,832,000	26,698,532
5.39%–5.55%, 01/09/2024	15,130,000	15,043,675
5.39%–5.56%, 01/11/2024	27,945,000	27,777,276
5.36%–5.55%, 01/16/2024	14,130,000	14,034,805
5.37%–5.56%, 01/18/2024	27,945,000	27,749,230
5.38%–5.55%, 01/23/2024	18,813,000	18,667,210
4.20%–5.54%, 01/25/2024	59,217,000	58,739,467
5.37%–5.53%, 01/30/2024	23,800,000	23,590,933
5.36%–5.53%, 02/01/2024	38,711,000	38,360,738
5.35%–5.53%, 02/06/2024	25,239,000	24,992,433
5.36%–5.52%, 02/08/2024	27,356,000	27,081,517
5.37%–5.51%, 02/13/2024	5,674,000	5,612,805
5.37%–5.52%, 02/15/2024	27,356,000	27,053,420
5.37%–5.53%, 02/20/2024	31,050,000	30,683,560
5.38%–5.54%, 02/22/2024	27,356,000	27,025,288
5.36%–5.54%, 02/27/2024	25,900,000	25,568,131
5.37%–5.54%, 02/29/2024	27,356,000	26,997,807
5.36%–5.43%, 03/05/2024	2,327,000	2,294,852
5.34%–5.41%, 03/12/2024	3,989,000	3,929,720
5.34%–5.52%, 03/14/2024	15,130,000	14,902,058
4.48%–5.54%, 03/21/2024	24,825,000	24,424,963
5.35%–5.51%, 03/28/2024	19,937,000	19,596,532
5.36%–5.50%, 04/04/2024	49,173,000	48,354,503
5.35%–5.51%, 04/11/2024	31,050,000	30,457,487
4.73%–5.53%, 04/18/2024	26,151,000	25,627,915
5.34%–5.52%, 04/25/2024	31,050,000	30,399,807
5.35%–5.52%, 05/02/2024	25,900,000	25,332,343
5.16%–5.50%, 05/16/2024	24,612,000	24,023,061
5.18%–5.49%, 06/13/2024	21,860,000	21,269,044
5.19%–5.49%, 07/11/2024	21,860,000	21,188,680
5.21%–5.50%, 08/08/2024	21,860,000	21,099,435
5.21%–5.49%, 09/05/2024	10,791,000	10,376,640
5.15%–5.42%, 10/03/2024	13,450,000	12,892,407
4.83%, 11/29/2024	15,000,000	14,261,004
		810,170,957
U.S. Treasury Notes-47.37%
0.75%, 12/31/2023	22,589,000	22,502,905
	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.13%, 01/15/2024	$36,281,000	$36,049,185
0.88% - 2.50%, 01/31/2024	81,195,000	80,728,995
0.13% - 2.75%, 02/15/2024	22,975,000	22,792,634
1.50% - 2.13%, 02/29/2024	40,011,000	39,666,473
0.25%, 03/15/2024	27,945,000	27,539,316
2.25%, 03/31/2024	11,664,000	11,545,270
0.38%, 04/15/2024	10,791,000	10,597,292
2.50%, 04/30/2024	14,400,000	14,229,852
0.25% - 2.50%, 05/15/2024	33,669,000	33,079,326
2.00% - 2.50%, 05/31/2024	33,717,000	33,195,652
0.25%, 06/15/2024	20,700,000	20,151,493
1.75% - 3.00%, 06/30/2024	55,917,000	54,895,804
0.38%, 07/15/2024	30,255,000	29,352,967
1.75% - 3.00%, 07/31/2024	43,960,000	43,063,011
0.38% - 2.38%, 08/15/2024	37,022,000	36,067,330
1.25% - 3.25%, 08/31/2024	49,505,000	48,339,481
0.38%, 09/15/2024	16,243,000	15,634,488
2.13% - 4.25%, 09/30/2024	26,904,000	26,429,587
0.63%, 10/15/2024	25,900,000	24,890,349
1.50% - 4.38%, 10/31/2024	45,550,000	44,537,566
0.75% - 2.25%, 11/15/2024	30,000,000	28,965,407
1.50% - 2.13%, 11/30/2024	30,000,000	29,012,927
		733,267,310
Total U.S. Treasury Securities (Cost $1,542,987,715)		1,543,438,267
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(b)(c) (Cost $1,531)	1,531	1,531
TOTAL INVESTMENTS IN SECURITIES-99.70% (Cost $1,542,989,246)		1,543,439,798
OTHER ASSETS LESS LIABILITIES-0.30%		4,653,070
NET ASSETS-100.00%		$1,548,092,868
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$357,133	$8,620,400	$(8,976,002)	$-	$-	$1,531	$3,517

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.44%
Alabama-0.64%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,400	$5,212,021
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	5,000	3,040,544
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	749,000
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	900	666,722
				9,668,287
Alaska-0.01%
Alaska (State of) Municipal Bond Bank Authority, Series 2021 2, Ref. RB	3.03%	12/01/2041	150	107,511
Arizona-1.79%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,219,185
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	3,000	2,653,287
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	3,773,992
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	3,000	1,882,236
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	905	617,890
Scottsdale (City of), AZ, Series 2020, Ref. GO Bonds	0.61%	07/01/2025	1,565	1,460,055
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	5,000	4,289,726
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,105,946
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,225	1,237,021
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.46%	07/01/2024	500	485,943
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	650	605,539
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	900	790,035
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	500	417,938
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	2,000	1,400,144
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	3,005,616
				26,944,553
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	112,149
California-24.55%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGM)(a)	5.40%	10/01/2046	2,450	2,280,154
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,019,678
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	6.79%	04/01/2030	1,580	1,632,564
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	4,087,594
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,431,068
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	14,410	16,884,108
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	16,760	20,093,673
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,060	16,215,069
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	9,677,707
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,251,712
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	8,853,779
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	4,700	4,448,636
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	8,045	8,088,677
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	936,486
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,325	3,697,674
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	874,348
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	854,541
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	831,975
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	808,754
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	711,463
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	1,014,462
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	4,695	3,301,709
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	850,953
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,308,003
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,542,820
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	912,174
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	1,887,355
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	$5,000	$3,443,747
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	4,900	3,129,586
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,000	1,883,142
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	3,000	2,315,231
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	642,966
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	740,341
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	526,773
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	359,893
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	994,324
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	3,000	3,150,625
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,500	1,100,914
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,950	2,055,642
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	663,564
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	9,380	6,790,863
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	12,400	9,485,642
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	4,000	2,916,607
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.62%	06/15/2024	1,400	1,364,570
Huntington Beach (City of), CA, Series 2021, Ref. RB	1.07%	06/15/2025	1,900	1,781,703
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	4,372,962
Inglewood (City of), CA, Series 2023, RB, (INS - AGM)(a)	6.40%	09/01/2053	1,000	1,026,490
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	980	998,305
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,110,147
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,189,333
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,120	1,203,961
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	2,313,916
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	499,582
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	2,348,596
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,715	1,934,496
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	6,693,407
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	3,349,659
Los Angeles Community College District, Series 2020, Ref. GO Bonds	0.77%	08/01/2025	6,500	6,053,279
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	5,000	4,164,992
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	3,350	2,497,339
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	461,769
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	5,024,677
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,726,000
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.68%	11/01/2024	1,000	957,772
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	920,821
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	2,950	3,214,359
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,118,468
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	515	505,916
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	566,324
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	551,391
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	784,552
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	600	529,166
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	861,152
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	419,149
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	307,154
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	681,826
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	8,040	5,549,298
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	3.27%	08/01/2051	5,000	3,473,678
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,423,906
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	2,511,640
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,096,716
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,500	4,941,669
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.60%	08/01/2040	850	601,198
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	410	426,539
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	4,772,135
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	5,000	3,154,435
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	4,950	4,710,896
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	$500	$540,814
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,621,917
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	684,919
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.79%	08/01/2045	1,000	647,496
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	900	559,378
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,755,845
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	1,880,392
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB(b)	0.59%	05/01/2024	1,330	1,304,049
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	0.59%	05/01/2024	670	657,198
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,552,584
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	3,800	4,036,231
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	841,742
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	614,575
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	3,112,976
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	2,000	1,407,966
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	301,701
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	2,334,617
San Francisco (City of), CA Public Utilities Commission, Series 2010 E, RB	5.70%	11/01/2027	2,900	2,977,576
San Francisco (City of), CA Public Utilities Commission, Series 2010 E, RB	6.00%	11/01/2040	2,480	2,584,637
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	5,372,547
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	2,932,569
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	4,000	3,492,278
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	845,240
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,750	2,771,075
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	1,933,886
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	4,879,540
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	2,500	1,767,386
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,500	1,064,161
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,591,210
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	867,927
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.80%	08/01/2044	1,700	1,129,283
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	1,950	2,034,912
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,788,500
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,477	1,226,533
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,213,069
University of California, Series 2019 BD, RB	3.35%	07/01/2029	13,000	12,024,353
University of California, Series 2020 BG, RB	0.88%	05/15/2025	5,000	4,700,141
University of California, Series 2020 BG, RB	1.32%	05/15/2027	13,910	12,354,589
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	6,125,718
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	904,059
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	884,464
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	1,000	859,650
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	1,000	845,281
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	828,285
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	807,936
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	786,643
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	771,269
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	1,000	757,178
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	1,000	744,619
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	1,000	734,400
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	1,860	1,226,844
University of California, Series 2022 BL, RB	4.50%	05/15/2052	1,000	815,756
				370,390,253
Colorado-1.38%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	1,925	1,249,914
Board of Governors of Colorado State University System, Series 2010 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.96%	03/01/2033	950	986,541
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	877,751
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	$4,025	$4,264,143
Colorado (State of) Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	2,950	3,475,676
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	5.54%	11/01/2038	1,000	974,653
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	2,000	2,076,190
Colorado Housing and Finance Authority, Series 2023 Q-1, RB, (CEP - GNMA)(c)	6.07%	11/01/2038	1,500	1,524,488
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	1,215	1,206,825
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	866,990
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,630,702
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,205,783
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	450	462,329
				20,801,985
Connecticut-1.09%
Connecticut (State of), Series 2021 A, GO Bonds	0.51%	06/01/2024	500	487,999
Connecticut (State of), Series 2021 A, GO Bonds	0.92%	06/01/2025	250	234,579
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	363,372
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	177,880
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	350	303,846
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	374,849
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	539,978
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	689,260
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,717,013
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	1,000	717,584
New Britain (City of), CT, Series 2018, Ref. GO Bonds(b)(d)	4.35%	03/01/2028	20	19,345
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,765	4,170,662
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	2,898,378
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,079,129
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,698,249
				16,472,123
Delaware-0.32%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,720	4,848,679
District of Columbia-0.40%
District of Columbia, Series 2009 E, RB	5.59%	12/01/2034	2,200	2,248,047
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	950	849,904
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009 D, RB	7.46%	10/01/2046	2,430	2,892,773
				5,990,724
Florida-3.28%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	1,891,819
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	4,385,042
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	950	776,549
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	0.75%	01/01/2024	1,000	996,433
Gainesville (City of), FL, Series 2003 B, RB, (INS - NATL)(a)	5.42%	10/01/2033	1,000	987,389
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,327,573
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	450	471,382
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,200	1,260,498
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,450	2,580,979
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	890,447
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,281,221
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,464,273
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,396,763
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	1,708,200
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	403,803
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	450	357,917
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	391,021
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	742,669
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	328,484
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,450	2,471,761
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	$6,050	$4,228,563
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,500	1,847,476
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	1,850	1,524,727
State Board of Administration Finance Corp., Series 2020 A, RB	1.26%	07/01/2025	2,700	2,537,773
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,005,692
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	3,950	3,259,649
				49,518,103
Georgia-1.78%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	900	692,370
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,950	3,574,518
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	4,000	2,684,298
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	936,362
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	4,268	4,625,583
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	7,470	7,426,711
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	5,000	5,001,239
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	1,933,681
				26,874,762
Hawaii-1.31%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	977,506
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,200	1,022,870
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	1,909,231
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,000	900,668
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	4,900	4,442,956
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	3,834,968
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	755,736
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	1,000	654,423
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	1,855,298
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.55%	07/01/2024	100	97,318
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	403,414
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	787,399
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	1,950	2,062,913
				19,704,700
Idaho-0.35%
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	2,500	2,346,610
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	2,450	2,290,333
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	570	597,540
				5,234,483
Illinois-6.22%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,120,016
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,430,723
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	5,040	4,856,867
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	2,000	1,892,133
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,785,023
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,170	2,271,305
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,700	6,257,291
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,357,699
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	4,580	4,051,848
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.37%	01/01/2025	5,970	5,720,733
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.70%	01/01/2026	4,865	4,539,882
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,950	2,542,656
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,688,905
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,656,869
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 E, Ref. GO Bonds	1.82%	12/01/2027	1,000	891,147
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	9,950	8,341,302
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	2,474,768
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	300	288,835
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	$9,250	$9,659,233
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,910,064
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	923	945,164
Illinois (State of), Series 2022 A, GO Bonds	5.50%	10/01/2025	1,000	999,128
Illinois (State of), Series 2023 A, GO Bonds	5.25%	05/01/2024	1,000	997,905
Illinois (State of), Series 2023 A, GO Bonds	5.25%	05/01/2025	1,000	994,412
Illinois (State of), Series 2023 A, GO Bonds	5.21%	05/01/2026	1,000	993,530
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	1,000	991,096
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	1,000	768,363
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,000	2,921,344
Illinois (State of) Housing Development Authority, Series 2023 I, Ref. RB, (CEP - FNMA)	5.76%	10/01/2053	1,000	952,904
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	1,000	1,007,143
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	900	939,638
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	170	180,837
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	685,149
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,108,605
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,513,316
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	900	686,290
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,500	1,434,635
				93,856,758
Indiana-0.62%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana Obligated Group), Series 2022, RB	4.31%	03/01/2052	1,950	1,582,229
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	450	322,903
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	1,300	1,180,972
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	935,312
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.60%	07/01/2047	1,000	928,996
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	915	930,656
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	3,450	3,487,652
				9,368,720
Iowa-0.38%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGM)(a)	6.22%	05/01/2043	5,000	5,028,085
Iowa Student Loan Liquidity Corp., Series 2022 A, RB	5.08%	12/01/2039	795	756,599
				5,784,684
Kansas-0.37%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,510	1,448,965
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,500	1,427,977
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,900	1,766,141
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	991,522
				5,634,605
Kentucky-0.22%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	841,270
Kentucky (Comonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,227,483
Kentucky (Comonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	1,950	1,158,821
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	152,473
				3,380,047
Louisiana-1.36%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,285,435
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,456,614
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	2,900	1,986,411
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	2,353,320
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	$1,450	$1,017,194
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	652,543
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	3,225	2,083,316
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	950	567,430
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	4,850	4,080,098
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	1,000	705,191
Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,250	1,239,338
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	981,896
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,028,622
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	870	569,537
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	850	545,758
				20,552,703
Maine-0.05%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	1,000	703,135
Maryland-1.36%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,094,851
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	933,186
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	973,092
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,400	1,306,061
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	687,701
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	881,220
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	521,445
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	720,038
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	898,218
Baltimore (County of), MD, Series 2010 C, GO Bonds	4.45%	11/01/2026	1,000	985,132
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.53%	08/01/2024	500	483,596
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	500	463,430
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	638,438
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	871,032
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	842,293
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	826,791
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	360,016
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	933,704
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,150	1,161,729
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	950,893
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	468,783
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.53%	03/01/2047	500	466,169
Maryland Community Development Administration, Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,015,341
Maryland Community Development Administration, Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,011,467
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,400	1,094,040
				20,588,666
Massachusetts-3.10%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,281,199
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,715	7,660,672
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	1,950	1,879,010
Massachusetts (Commonwealth of), Series 2010, GO Bonds	4.68%	05/01/2026	2,400	2,372,219
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	1,000	700,769
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,850,349
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	900,272
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,622,496
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,133,999
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	$1,950	$1,524,500
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,383,524
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,137,239
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,056,808
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	820	812,452
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	4,950	5,057,138
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	1,500	1,477,787
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	740,326
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	950	939,938
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	845,789
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	338,034
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	350	357,624
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	950	656,950
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2019 F, Ref. RB	3.10%	08/01/2039	1,000	779,080
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,450	1,433,615
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	2,881,391
				46,823,180
Michigan-1.85%
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,300	1,303,805
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	1,800	1,401,152
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	2,900	2,431,298
Michigan (State of) Building Authority, Series 2020 II, Ref. RB	2.71%	10/15/2040	3,900	2,806,557
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,639,273
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	867,109
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.80%	09/01/2024	500	483,331
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.12%	09/01/2025	250	233,104
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	452,333
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	442,592
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.68%	09/01/2028	1,000	864,122
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	422,111
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	1,000	823,312
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	2,000	1,466,600
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	256,203
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	870,052
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	4,000	3,021,374
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	950	772,689
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	4,950	4,088,191
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,133	855,804
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	3,500	2,377,375
				27,878,387
Minnesota-0.48%
Minnesota (State of) Housing Finance Agency, Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	1,000	1,017,475
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	4,950	4,102,799
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	2,950	2,172,240
				7,292,514
Mississippi-1.67%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	2,839,567
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,610	2,660,689
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	950	952,177
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	4,500	4,032,943
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,351,889
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-(continued)
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	$7,500	$5,904,255
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	4,000	3,078,630
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	1,900	1,425,414
				25,245,564
Missouri-1.25%
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	1,260	1,140,013
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,785,410
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	2,900	2,755,201
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	4,900	3,905,076
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	950	949,036
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	950	948,026
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	4,950	5,378,202
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	920	1,001,040
				18,862,004
Montana-0.12%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	1,450	948,448
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,500	901,037
				1,849,485
Nebraska-0.28%
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,456,306
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	3,950	2,824,618
				4,280,924
Nevada-0.44%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,295	1,358,326
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	1,782,257
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,470,195
				6,610,778
New Hampshire-0.44%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	920,833
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,890	1,928,436
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,211,679
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,930	1,348,211
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	210,947
				6,620,106
New Jersey-3.29%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	245	247,439
New Jersey (State of) Economic Development Authority, Series 2007 A-2, RB, (INS - AGC)(a)	6.31%	07/01/2026	1,115	1,120,261
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.40%	03/01/2033	250	247,995
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	2,418,284
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	1,950	1,506,988
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	995,926
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	8,075,569
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,940	1,970,766
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.13%	06/15/2042	1,000	813,967
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	900	1,040,074
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	0.90%	01/01/2025	500	476,499
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,725	7,138,706
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	500	447,319
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	80	69,896
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	200	171,034
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	$500	$416,216
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	404,831
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	709,771
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	4,000	3,044,444
Passaic (County of), NJ Improvement Authority (The), Series 2010, RB	6.54%	08/01/2031	1,000	1,001,062
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	544,862
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	531,074
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	775	782,741
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	2,676,561
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	6,000	4,245,033
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	3,212,656
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	4,950	5,408,586
				49,718,560
New Mexico-0.11%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	1,950	1,602,588
New York-13.37%
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	332,501
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	1,965	2,302,653
Metropolitan Transportation Authority, Series 2010 A-2, RB	6.09%	11/15/2040	2,500	2,592,491
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,425	6,874,663
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,750	1,836,722
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	7,663,636
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	3,950,154
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	1,871,242
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eigh Series 2011, RB	4.93%	10/01/2051	5,385	4,968,099
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,225	1,036,007
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,394,670
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	2,675	2,177,695
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	7,000	6,585,494
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	1,000	635,927
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,400	1,445,845
New York (City of), NY, Series 2009, GO Bonds	5.21%	10/01/2031	6,000	5,989,944
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	7,870	8,364,199
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,395	8,697,052
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	950	958,490
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	5,068,460
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	5,099,979
New York (City of), NY, Series 2023 B-1, GO Bonds	5.83%	10/01/2053	5,000	5,292,965
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.13%	08/01/2024	9,000	8,812,295
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	9,048,470
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,514,119
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	1,950	2,046,315
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,616,126
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,379,121
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,337,528
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,555,360
New York (City of), NY Transitional Finance Authority, Series 2009, RB	5.77%	08/01/2036	1,100	1,109,284
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	4,000	4,017,614
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,610	3,992,072
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,525	1,501,493
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	2.45%	05/01/2027	1,000	918,819
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	950	922,859
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	199,553
New York (State of) Dormitory Authority, Series 2009, RB	5.63%	03/15/2039	1,200	1,205,022
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,097,087
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	$2,760	$2,777,789
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,341,091
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	1,739,543
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	1,900	1,495,940
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	4,900	3,549,938
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	0.58%	03/15/2024	500	493,345
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.06%	03/15/2025	500	475,606
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.26%	03/15/2026	2,000	1,847,714
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	0.49%	03/15/2024	1,000	986,448
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	0.89%	03/15/2025	900	854,163
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.19%	03/15/2026	1,000	922,257
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,000	903,583
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.75%	03/15/2028	1,000	883,248
New York (State of) Dormitory Authority, Series 2021 C, RB	1.95%	03/15/2029	900	774,327
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	841,916
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	822,607
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	1,000	805,303
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	691,084
New York (State of) Dormitory Authority (Barnard College), Series 2022 B, Ref. RB	5.97%	07/01/2042	3,000	2,802,935
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	4,479,946
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	3,389,065
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,330,858
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	4,187,479
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	4,900	3,365,357
New York State Environmental Facilities Corp., Series 2010 B, RB	5.71%	06/15/2030	950	985,117
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,950	1,978,505
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,012,440
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	4,850	3,797,557
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,722,804
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	1,950	1,768,008
New York Transportation Development Corp. (MTA ADA Upgrades) (Sustainability Bonds), Series 2023, RB	6.97%	06/30/2051	5,000	4,839,993
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	2,717,451
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,230	2,267,161
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	540,558
				201,803,161
North Carolina-0.04%
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	760	652,560
Ohio-2.89%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	7,880	10,218,268
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,295	3,937,146
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	1,950	2,060,257
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	2,000	2,153,899
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	8,359,333
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	1,027,201
Buckeye Tobacco Settlement Financing Authority, Series 2020 A-1, Ref. RB	1.95%	06/01/2026	1,000	920,075
Cleveland (City of), OH, Series 2014, Ref. RB(b)(d)	5.50%	11/15/2024	900	900,561
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	792,763
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,039,332
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.39%	12/01/2030	1,000	1,046,624
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.54%	12/01/2036	1,070	1,145,438
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	1,550,988
JobsOhio Beverage System, Series 2023, RB	4.43%	01/01/2033	2,900	2,825,167
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	814,765
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	855,939
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	$950	$739,008
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	3,149,421
				43,536,185
Oklahoma-1.13%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	856,505
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,035,420
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	5,000	4,575,680
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahama), Series 2022, RB	4.62%	06/01/2044	4,950	4,608,180
Oklahoma (State of) Municipal Power Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.80%	01/01/2041	1,000	711,040
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.80%	01/01/2024	2,000	1,993,192
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,400	1,336,250
				17,116,267
Oregon-1.54%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	9,950	9,315,920
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	1,850	1,498,885
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,900	1,933,776
Oregon (State of) Department of Transportation, Series 2010 A, RB	5.83%	11/15/2034	950	992,118
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,140,682
Oregon (State of) Facilities Authority (Willamette University), Series 2021 B, RB	4.10%	10/01/2041	1,000	734,731
Oregon State University, Series 2019, RB	4.05%	04/01/2052	3,950	3,019,538
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,815,829
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	741,279
				23,192,758
Pennsylvania-2.45%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	689,189
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,042,074
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	4,081,884
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	2,000	1,640,293
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	711,295
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	651,099
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	2,081,435
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	1,000	649,580
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	662,867
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,500	1,671,481
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	3,120	3,101,028
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	769,398
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	689,573
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	989,650
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	2,900	2,145,032
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,478,418
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	4,950	3,782,840
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	0.94%	04/15/2024	750	737,772
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.43%	04/15/2025	500	474,547
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	989,745
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	4,000	3,629,978
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,297,360
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,049,205
				37,015,743
South Carolina-0.94%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	1,000	878,002
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	1,545	1,030,912
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	5,500	4,723,202
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	$4,950	$5,304,010
South Carolina Student Loan Corp., Series 2020 A, RB	3.59%	12/01/2039	2,380	2,260,993
				14,197,119
South Dakota-0.05%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	950	723,218
Tennessee-0.55%
Memphis (City of), TN, Series 2010, GO Bonds	6.04%	07/01/2034	1,000	1,058,892
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	79,711
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	77,347
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	94,091
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	143,782
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 B, RB	4.05%	07/01/2026	1,000	970,342
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	731,756
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	2,500	1,537,083
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	1,000	1,096,410
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	994,219
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,510,460
				8,294,093
Texas-10.25%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,485	1,736,504
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB	4.64%	08/15/2030	10,000	9,877,486
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB	4.79%	08/15/2046	1,000	947,272
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 D, RB	5.13%	08/15/2042	900	888,289
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,004,103
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	845,382
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	3,028,251
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,187,505
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	613,735
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.01%	11/01/2024	2,000	1,922,782
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	1,000	931,503
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	908,141
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	889,652
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	654,528
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,705,293
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,666,493
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,551,711
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,131,612
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,746,670
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,212,287
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	2,400	2,077,061
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	800	748,119
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	500	463,870
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	900	581,819
Dallas (City of), TX Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	5,120	5,120,399
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	950	941,159
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2025	$250	$245,473
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	900	879,530
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	243,312
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	950	918,627
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	450	431,083
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	833,398
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	812,894
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	198,657
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.19%	08/15/2034	250	190,209
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	2,978,149
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	5,500	3,864,117
El Paso (City of), TX, Series 2014, Ref. GO Bonds	5.18%	08/15/2034	1,000	967,303
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	904,894
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	2,688,410
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,155	1,721,739
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	900	752,480
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	895,602
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,729,045
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,650,007
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	1,975,625
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	368,101
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	950	683,420
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligation	2.93%	02/01/2046	1,345	929,906
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	9,513,853
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,735,929
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	365,423
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	900	587,600
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	6,580	6,736,782
Texas (State of), Series 2019, Ref. GO Bonds	3.21%	04/01/2044	1,000	767,097
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2025	950	951,432
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,460,612
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,217,199
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	3,250	3,301,811
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,790	1,727,463
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,479,476
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,595	1,300,277
Texas (State of), Series 2021 B, Ref. GO Bonds	0.79%	10/01/2024	1,000	964,943
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,001,508
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,581,490
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,730	2,766,285
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	1,585	1,610,268
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	3,655	3,342,936
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	4,200	3,490,898
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	1,000	815,221
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,255,120
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	786,517
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,376,968
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	$1,525	$1,524,485
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,765	11,866,931
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,060,745
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,656,329
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	714,332
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	1,000	999,958
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	3,000	2,958,054
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	858,660
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	4,900	3,574,182
				154,594,391
Utah-0.97%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	500	514,836
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	150	149,207
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	1,050	1,032,692
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,765	1,848,018
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	3,559,901
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	3,950	3,431,944
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	4,900	4,160,284
				14,696,882
Virgin Islands-0.43%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGM)(a)	6.85%	07/01/2035	5,745	6,426,772
Virginia-0.42%
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	1,648	1,424,006
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	1,199	1,008,289
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,600	1,138,983
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,305,773
Virginia (Commonwealth of) Transportation Board, Series 2010, RB	4.70%	05/15/2024	1,395	1,390,579
				6,267,630
Washington-2.06%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	696,600
Central Puget Sound Regional Transit Authority (Build America Bonds), Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,841,029
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,450	7,046,154
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,380	1,391,980
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 L, Ref. RB	5.73%	01/01/2030	2,450	2,533,937
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 L, Ref. RB	5.83%	01/01/2040	2,750	2,816,458
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	1,000	875,128
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	5,049,491
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	434,292
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,018,474
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	2,664,641
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	1,950	1,338,375
Washington (State of), Series 2010 B, GO Bonds	5.09%	08/01/2033	1,950	1,953,847
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,350	1,404,110
				31,064,516
West Virginia-0.17%
Ohio (County of), WV, Series 2019 A, Ref. RB	4.00%	03/01/2040	1,800	1,312,190
Tobacco Settlement Finance Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,189,962
				2,502,152
Wisconsin-0.66%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,653,738
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,566,823
Wisconsin (State of), Series 2020-2, Ref. GO Bonds(b)	1.88%	05/01/2025	845	806,999
Wisconsin (State of), Series 2021 3, Ref. GO Bonds(b)	0.65%	05/01/2025	405	380,139
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.36%	05/01/2024	900	882,431
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.80%	05/01/2026	$900	$818,351
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	1,950	1,522,993
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	2,000	1,259,469
				9,890,943
Total Municipal Obligations (Cost $1,738,882,124)				1,485,296,110
U.S. Dollar Denominated Bonds & Notes-0.21%
California-0.21%
Pepperdine University, Series 2020	3.30%	12/01/2059	5,000	3,179,150
			Shares
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f) (Cost $3,796,150)			3,796,150	3,796,150
TOTAL INVESTMENTS IN SECURITIES(g)-98.90% (Cost $1,747,678,274)				1,492,271,410
OTHER ASSETS LESS LIABILITIES-1.10%				16,652,632
NET ASSETS-100.00%				$1,508,924,042

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,750,804	$23,983,561	$(31,938,215)	$-	$-	$3,796,150	$154,788

See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2023
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.16%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-74.25%
Banks-33.74%
BAC Capital Trust XIV, Series G, 6.07% (3 mo. Term SOFR + 0.66%)(b)(c)	$3,451,000	$2,573,130
Bank of America Corp.
Series AA, 6.10%(b)(d)(e)	13,405,000	13,280,798
Series DD, 6.30%(b)(d)(e)	7,070,000	7,048,381
Series FF, 5.88%(b)(e)	15,986,000	14,647,484
Series JJ, 5.13%(b)(e)	5,975,000	5,853,564
Series MM, 4.30%(b)(e)	5,375,000	4,970,469
Series RR, 4.38%(b)(e)	11,700,000	10,152,972
Series TT, 6.13%(b)(d)(e)	14,026,000	13,669,665
Series U, 8.77% (3 mo. Term SOFR + 3.40%)(b)(c)	7,036,000	7,021,283
Series X, 6.25%(b)(e)	14,115,000	13,957,592
Bank of Montreal (Canada), 4.80%(b)(d)(e)	3,500,000	3,252,616
Bank of Nova Scotia (The) (Canada)
4.90%(b)(e)	8,800,000	8,285,580
8.34% (3 mo. Term SOFR + 2.91%)(b)(c)	8,800,000	7,800,527
Citigroup, Inc.
3.88%(b)(e)	16,120,000	14,067,592
7.38%(b)(d)(e)	8,749,000	8,673,760
7.63%(b)(e)	10,540,000	10,508,914
Series D, 9.11% (3 mo. Term SOFR + 3.73%)(b)(c)(d)	8,818,000	8,844,198
Series M, 6.30%(b)(e)	12,300,000	12,145,399
Series P, 5.95%(b)(d)(e)	14,007,000	13,545,143
Series V, 4.70%(b)(e)	10,500,000	9,562,227
Series Y, 4.15%(b)(e)	6,953,000	5,760,828
Citizens Financial Group, Inc., Series F, 5.65%(b)(d)(e)	2,830,000	2,606,893
CoBank, ACB
Series J, 4.25%(b)(e)	2,900,000	2,309,125
Series K, 6.45%(b)(e)	2,800,000	2,656,873
Comerica, Inc., 5.63%(b)(e)	2,857,000	2,608,495
Fifth Third Bancorp
Series H, 8.69% (3 mo. Term SOFR + 3.29%)(b)(c)	4,275,000	3,981,297
Series L, 4.50%(b)(e)	2,490,000	2,250,883
Huntington Bancshares, Inc.
Series E, 8.54% (3 mo. Term SOFR + 3.14)(b)(c)(d)	3,029,000	2,723,324
Series F, 5.63%(b)(e)	3,511,000	3,082,853
Series G, 4.45%(b)(d)(e)	3,535,000	3,012,620
JPMorgan Chase & Co.
Series CC, 8.22% (3 mo. Term SOFR + 2.84%)(b)(c)(d)	8,966,000	8,946,179
Series FF, 5.00%(b)(e)	15,751,000	15,518,564
Series HH, 4.60%(b)(e)	21,044,000	20,251,587
Series II, 4.00%(b)(e)	10,531,000	9,914,496
Series KK, 3.65%(b)(d)(e)	14,045,000	12,679,103
Series Q, 8.89% (3 mo. Term SOFR + 3.51%)(b)(c)	10,470,000	10,527,805
Series R, 8.94% (3 mo. Term SOFR + 3.56%)(b)(c)(d)	10,690,000	10,767,096
Series S, 6.75%(b)(d)(e)	14,000,000	14,007,382
Series U, 6.13%(b)(e)	7,053,000	7,039,392
Series W, 6.64% (3 mo. Term SOFR + 1.26%), 05/15/2047(c)	2,944,000	2,513,925
Series X, 6.10%(b)(e)	11,184,000	11,132,913
KeyCorp, Series D, 5.00%(b)(e)	3,765,000	2,923,196
	Principal Amount	Value
Banks-(continued)
M&T Bank Corp.
3.50%(b)(e)	$3,550,000	$2,540,429
Series E, 6.45%(b)(d)(e)	2,517,000	2,452,495
Series F, 5.13%(b)(e)	3,516,000	2,847,433
Series G, 5.00%(b)(d)(e)	2,875,000	2,484,946
PNC Financial Services Group, Inc. (The)
Series R, 8.68% (3 mo. Term SOFR + 3.30%)(b)(c)	3,505,000	3,497,329
Series S, 5.00%(b)(e)	3,735,000	3,280,698
Series T, 3.40%(b)(e)	10,565,000	8,123,750
Series U, 6.00%(b)(e)	7,051,000	6,334,744
Series V, 6.20%(b)(e)	8,778,000	8,312,176
Series W, 6.25%(b)(e)	10,517,000	9,197,149
Regions Financial Corp., Series D, 5.75%(b)(d)(e)	2,481,000	2,348,549
Truist Financial Corp.
Series A, 6.31% (3 mo. Term SOFR + 0.93%), 05/15/2027(c)	2,477,000	2,303,341
Series L, 8.77% (3 mo. Term SOFR + 3.36%)(b)(c)	5,325,000	5,175,577
Series M, 5.13%(b)(e)	3,480,000	2,802,494
Series N, 4.80%(b)(e)	11,950,000	10,587,146
Series P, 4.95%(b)(e)	7,000,000	6,637,944
Series Q, 5.10%(b)(e)	7,016,000	6,068,840
U.S. Bancorp
3.70%(b)(e)	10,545,000	8,042,778
Series J, 5.30%(b)(d)(e)	7,130,000	6,044,386
USB Capital IX, 6.68% (3 mo. Term SOFR + 1.28%)(b)(c)	4,780,000	3,640,035
Wells Fargo & Co.
7.63%(b)(d)(e)	12,100,000	12,432,859
Series BB, 3.90%(b)(e)	24,680,000	22,281,035
		484,512,256
Capital Markets-7.81%
Bank of New York Mellon Corp. (The)
Series D, 8.12% (3 mo. Term SOFR + 2.72%)(b)(c)(d)	3,495,000	3,497,352
Series F, 4.63%(b)(e)	6,986,000	6,350,333
Series H, 3.70%(b)(d)(e)	4,095,000	3,727,397
Series I, 3.75%(b)(e)	9,145,000	7,631,974
Charles Schwab Corp. (The)
Series F, 5.00%(b)(d)(e)	3,440,000	2,783,816
Series G, 5.38%(b)(d)(e)	17,270,000	16,773,199
Series I, 4.00%(b)(d)(e)	14,463,000	12,469,332
Series K, 5.00%(b)(e)	5,250,000	4,541,046
Goldman Sachs Capital II, 6.41% (3 mo. Term SOFR + 1.03%)(b)(c)(d)	5,434,000	4,272,775
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(d)(e)	4,630,000	4,417,359
Series Q, 5.50%(b)(d)(e)	3,584,000	3,547,385
Series R, 4.95%(b)(e)	4,200,000	3,974,617
Series S, 4.40%(b)(e)	2,500,000	2,271,249
Series T, 3.80%(b)(d)(e)	4,752,000	4,010,853
Series U, 3.65%(b)(e)	5,265,000	4,404,547
Series V, 4.13%(b)(e)	5,332,000	4,505,203
Series W, 7.50%(b)(e)	10,595,000	10,775,666
Mellon Capital IV, Series 1, 6.22% (3 mo. Term SOFR + 0.83%)(b)(c)	3,486,000	2,685,402
Northern Trust Corp., Series D, 4.60%(b)(e)	3,545,000	3,273,898
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
6.67% (3 mo. Term SOFR + 1.26%), 06/15/2047(c)	$3,523,000	$2,857,030
Series H, 5.63%(b)(d)(e)	3,490,000	3,437,823
		112,208,256
Consumer Finance-3.08%
Ally Financial, Inc.
Series B, 4.70%(b)(e)	9,494,000	6,711,861
Series C, 4.70%(b)(e)	6,991,000	4,523,708
American Express Co., 3.55%(b)(e)	11,231,000	9,496,147
Capital One Financial Corp., Series M, 3.95%(b)(d)(e)	7,042,000	5,341,940
Discover Financial Services
Series C, 5.50%(b)(e)	3,980,000	2,784,248
Series D, 6.13%(b)(e)	3,545,000	3,298,471
General Motors Financial Co., Inc.
Series A, 5.75%(b)(d)(e)	7,056,000	5,927,040
Series B, 6.50%(b)(e)	3,562,000	3,110,948
Series C, 5.70%(b)(d)(e)	3,510,000	3,090,282
		44,284,645
Electric Utilities-4.88%
American Electric Power Co., Inc., 3.88%, 02/15/2062(e)	5,300,000	4,384,935
Duke Energy Corp.
3.25%, 01/15/2082(e)	3,500,000	2,638,566
4.88%(b)(e)	7,065,000	6,933,600
Edison International
8.13%, 06/15/2053(e)	3,480,000	3,529,005
Series A, 5.38%(b)(e)	8,380,000	7,770,417
Series B, 5.00%(b)(e)	4,705,000	4,314,778
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(e)	8,427,000	8,180,706
National Rural Utilities Cooperative Finance Corp., 5.25%, 04/20/2046(e)	2,478,000	2,373,230
NextEra Energy Capital Holdings, Inc.
4.80%, 12/01/2077(e)	3,845,000	3,291,816
5.65%, 05/01/2079(e)	3,550,000	3,174,632
3.80%, 03/15/2082(e)	4,205,000	3,509,910
PPL Capital Funding, Inc., Series A, 8.32% (3 mo. Term SOFR + 2.93%), 03/30/2067(c)	3,402,000	3,068,618
Southern California Edison Co., Series E, 9.84% (3 mo. Term SOFR + 4.46%)(b)(c)(d)	2,512,000	2,522,048
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(e)	7,050,000	6,190,565
Series B, 4.00%, 01/15/2051(e)	8,794,000	8,248,655
		70,131,481
Financial Services-0.47%
Corebridge Financial, Inc., 6.88%, 12/15/2052(e)	6,990,000	6,717,402
Independent Power and Renewable Electricity Producers-0.20%
Tennessee Valley Authority
Series A, 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%), 05/01/2029(c)(d)(f)	57,166	1,249,077
Series D, 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%), 06/01/2028(c)(f)	70,361	1,592,269
		2,841,346
	Principal Amount	Value
Insurance-6.61%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(e)	$5,690,000	$5,301,984
Allstate Corp. (The)
6.50%, 05/15/2057(e)	3,500,000	3,235,651
Series B, 8.58% (3 mo. Term SOFR + 3.20%), 08/15/2053(c)	5,669,000	5,595,464
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(e)	5,254,000	4,932,913
Assurant, Inc., 7.00%, 03/27/2048(e)	2,800,000	2,788,777
Enstar Finance LLC
5.75%, 09/01/2040(e)	1,585,000	1,476,696
5.50%, 01/15/2042(e)	3,556,000	2,926,100
Lincoln National Corp.
7.99% (3 mo. USD LIBOR + 2.36%), 05/17/2066(c)	3,940,000	2,627,488
7.72% (3 mo. USD LIBOR + 2.04%), 04/20/2067(c)	3,010,000	1,843,625
Series C, 9.25%(b)(d)(e)	3,510,000	3,672,509
Markel Group, Inc., 6.00%(b)(e)	4,259,000	4,170,153
MetLife, Inc., Series D, 5.88%(b)(d)(e)	3,490,000	3,324,682
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	2,858,000	2,642,352
PartnerRe Finance B LLC, 4.50%, 10/01/2050(e)	3,495,000	2,921,598
Progressive Corp. (The), Series B, 8.21% (3 mo. USD LIBOR + 2.54%)(b)(c)(d)	3,490,000	3,450,121
Prudential Financial, Inc.
5.20%, 03/15/2044(d)(e)	3,510,000	3,479,595
5.38%, 05/15/2045(e)	7,042,000	6,816,966
4.50%, 09/15/2047(d)(e)	5,325,000	4,789,620
5.70%, 09/15/2048(d)(e)	7,037,000	6,550,427
3.70%, 10/01/2050(e)	5,625,000	4,644,514
5.13%, 03/01/2052(e)	7,000,000	6,229,676
6.00%, 09/01/2052(e)	8,395,000	7,946,534
6.75%, 03/01/2053(e)	3,500,000	3,489,297
		94,856,742
Machinery-0.30%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(e)	5,240,000	4,244,576
Media-0.65%
Paramount Global
6.25%, 02/28/2057(e)	4,576,000	3,595,020
6.38%, 03/30/2062(d)(e)	7,050,000	5,680,009
		9,275,029
Multi-Utilities-2.71%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	5,318,000	4,378,203
CMS Energy Corp.
4.75%, 06/01/2050(e)	3,525,000	3,053,770
3.75%, 12/01/2050(e)	2,850,000	2,120,852
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(e)	4,801,000	4,661,435
Series B, 4.65%(b)(d)(e)	5,665,000	5,274,586
Series C, 4.35%(b)(e)	5,302,000	4,567,350

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Sempra
4.13%, 04/01/2052(e)	$7,100,000	$5,789,398
4.88%(b)(d)(e)	6,300,000	6,052,234
WEC Energy Group, Inc., 7.75% (3 mo. Term SOFR + 2.37%), 05/15/2067(c)	3,533,000	3,083,054
		38,980,882
Oil, Gas & Consumable Fuels-11.52%
BP Capital Markets PLC (United Kingdom)
4.38%(b)(e)	17,544,000	16,947,120
4.88%(b)(e)	17,588,000	15,862,441
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(e)	7,040,000	6,201,720
6.25%, 03/01/2078(e)	6,013,000	5,379,980
7.38%, 01/15/2083(e)	3,515,000	3,384,507
7.63%, 01/15/2083(e)	4,255,000	4,032,707
8.50%, 01/15/2084(e)	8,750,000	8,799,665
Series 16-A, 6.00%, 01/15/2077(e)	5,255,000	4,778,539
Series 20-A, Conv., 5.75%, 07/15/2080(e)	7,030,000	6,121,900
Series NC5, 8.25%, 01/15/2084(e)	5,250,000	5,253,983
Energy Transfer L.P.
8.66% (3 mo. Term SOFR + 3.28%), 11/01/2066(c)	3,836,000	3,155,401
Series A, 9.67% (3 mo. USD LIBOR + 4.03%)(b)(c)	6,678,000	6,351,848
Series B, 6.63%(b)(e)	3,900,000	3,170,881
Series F, 6.75%(b)(e)	3,537,000	3,315,020
Series G, 7.13%(b)(e)	7,775,000	6,903,969
Series H, 6.50%(b)(e)	6,400,000	6,008,904
EnLink Midstream Partners L.P., Series C, 9.78% (3 mo. Term SOFR + 4.37%)(b)(c)	2,650,000	2,383,196
Enterprise Products Operating LLC
5.38%, 02/15/2078(e)	4,901,000	4,245,094
Series D, 8.64% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)	2,491,000	2,482,775
Series E, 5.25%, 08/16/2077(e)	6,989,000	6,422,778
Plains All American Pipeline L.P., Series B, 9.75% (3 mo. Term SOFR + 4.37%)(b)(c)	5,678,000	5,432,447
TransCanada PipeLines Ltd. (Canada), 7.85% (3 mo. USD LIBOR + 2.21%), 05/15/2067(c)(d)	7,058,000	5,619,548
Transcanada Trust (Canada)
5.63%, 05/20/2075(e)	5,321,000	5,001,345
5.30%, 03/15/2077(e)	10,565,000	9,291,879
5.50%, 09/15/2079(e)	7,775,000	6,509,197
5.60%, 03/07/2082(e)	5,600,000	4,517,474
Series 16-A, 5.88%, 08/15/2076(e)	8,401,000	7,880,710
		165,455,028
Trading Companies & Distributors-0.35%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(d)(e)	5,240,000	5,068,588
Wireless Telecommunication Services-1.93%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(e)	14,070,000	14,246,104
3.25%, 06/04/2081(e)	3,500,000	3,198,251
4.13%, 06/04/2081(e)	7,065,000	5,706,099
5.13%, 06/04/2081(e)	6,700,000	4,612,348
		27,762,802
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,176,200,644)		1,066,339,033
	Shares	Value
Preferred Stocks-24.41%
Banks-7.92%
Associated Banc-Corp, Pfd., 6.63%(e)	82,310	$1,749,911
Bank of America Corp.
Series E, Pfd., 5.99% (3 mo. Term SOFR + 0.61%)(c)(d)	84,488	1,784,387
Series 5, Pfd., 6.13% (3 mo. Term SOFR + 0.76%)(c)(d)	114,603	2,434,168
Series 2, Pfd., 6.30% (3 mo. Term SOFR + 0.91%)(c)(d)	82,036	1,701,427
Series 4, Pfd., 6.40% (3 mo. Term SOFR + 1.01%)(c)(d)	57,689	1,263,966
Series K, Pfd., 6.45%(d)(e)	289,017	7,329,471
Series Z, Pfd., 6.50%(d)(e)	9,887,000	9,825,139
Citigroup, Inc.
Series W, Pfd., 4.00%(e)	10,540,000	9,467,207
Series U, Pfd., 5.00%(e)	10,547,000	10,185,599
Series T, Pfd., 6.25%(e)	10,559,000	10,280,669
Series J, Pfd., 9.70% (3 mo. Term SOFR + 4.30%)(c)(d)	261,106	6,736,535
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(e)	82,310	1,985,317
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(d)(e)	31,545	578,535
F.N.B. Corp., Pfd., 7.25%(d)(e)	30,427	736,638
Fifth Third Bancorp, Series I, Pfd., 6.63%(e)	123,471	3,100,357
First Horizon Corp., Series D, Pfd., 6.10%(d)(e)	27,435	644,997
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(d)(e)	31,593	775,924
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(e)	89,163	2,138,129
KeyCorp
Series E, Pfd., 6.13%(e)	137,170	2,965,615
Pfd., 6.20%(e)	164,611	3,339,957
M&T Bank Corp., Series H, Pfd., 5.63%(e)	68,593	1,677,099
Midland States Bancorp, Inc., Pfd., 7.75%(d)(e)	31,033	764,032
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(d)(e)	141,302	3,273,967
PacWest Bancorp, Series A, Pfd., 7.75%(e)	140,823	2,948,834
Regions Financial Corp.
Series C, Pfd., 5.70%(e)	137,185	2,724,494
Series B, Pfd., 6.38%(e)	137,182	3,049,556
Synovus Financial Corp.
Series E, Pfd., 5.88%(e)	96,018	2,242,020
Series D, Pfd., 9.01% (3 mo. Term SOFR + 3.61%)(c)	54,880	1,401,086
Truist Financial Corp., Series I, Pfd., 6.20% (3 mo. Term SOFR + 0.79%)(c)	47,340	1,020,177
U.S. Bancorp
Series B, Pfd., 6.26% (3 mo. Term SOFR + 0.86%)(c)	274,388	5,416,419
Series A, Pfd., 6.68% (3 mo. Term SOFR + 1.28%)(c)	3,821	3,052,903
Valley National Bancorp
Series A, Pfd., 6.25%(d)(e)	31,547	608,226
Series B, Pfd., 9.23% (3 mo. USD LIBOR + 3.58%)(c)(d)	27,437	626,112
WesBanco, Inc., Series A, Pfd., 6.75%(d)(e)	41,159	973,410
Western Alliance Bancorporation, Series A, Pfd., 4.25%(e)	82,310	1,349,061

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Banks-(continued)
Wintrust Financial Corp.
Series D, Pfd., 6.50%(e)	34,292	$759,911
Series E, Pfd., 6.88%(e)	78,880	1,938,082
Zions Bancorporation N.A., Series G, Pfd., 9.91% (3 mo. USD LIBOR + 4.24%)(c)(d)	37,969	964,792
		113,814,129
Capital Markets-3.77%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(e)	7,065,000	6,907,364
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(e)	15,653,000	11,839,536
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 6.30% (3 mo. Term SOFR + 0.93%)(c)	371,709	7,887,665
Series A, Pfd., 6.38% (3 mo. Term SOFR + 1.01%)(c)(d)	206,341	4,510,614
Series K, Pfd., 6.38%(e)	192,583	4,862,721
Series C, Pfd., 6.39% (3 mo. Term SOFR + 1.01%)(c)(d)	55,023	1,193,449
Series P, Pfd., 8.50% (3 mo. Term SOFR + 3.14%)(c)(d)	10,535,000	10,460,858
Morgan Stanley, Series A, Pfd., 6.36% (3 mo. Term SOFR + 0.96%)(c)	302,673	6,449,962
		54,112,169
Electric Utilities-0.40%
SCE Trust III, Series H, Pfd., 5.75%(e)	75,449	1,856,045
SCE Trust IV, Series J, Pfd., 5.38%(d)(e)	89,170	1,894,863
SCE Trust V, Series K, Pfd., 5.45%(e)	82,316	1,931,133
		5,682,041
Financial Services-2.38%
Apollo Global Management, Inc., Pfd., 7.63%(e)	165,925	4,350,553
Citigroup Capital XIII, Pfd., 12.02% (3 mo. Term SOFR + 6.63%)(c)(d)	636,089	18,357,529
Compass Diversified Holdings, Series B, Pfd., 7.88%(e)	27,440	679,140
Equitable Holdings, Inc., Series B, Pfd., 4.95%(e)	3,483,000	3,291,545
Jackson Financial, Inc., Pfd., 8.00%(e)	150,909	3,775,743
Merchants Bancorp
Series B, Pfd., 6.00%(e)	34,292	758,882
Pfd., 8.25%(d)(e)	39,107	973,764
Voya Financial, Inc., Series B, Pfd., 5.35%(e)	82,310	1,958,155
		34,145,311
Food Products-0.45%
CHS, Inc.
Series 3, Pfd., 6.75%(e)	135,134	3,425,647
Series 2, Pfd., 7.10%(d)(e)	115,236	3,001,898
		6,427,545
Insurance-3.28%
Allstate Corp. (The), Pfd., 8.82% (3 mo. Term SOFR + 3.43%)(c)	137,172	3,499,258
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(e)	109,747	2,476,990
Series B, Pfd., 6.63%(e)	82,319	1,985,534
Argo Group International Holdings Ltd., Pfd., 7.00%(e)	41,156	978,278
Aspen Insurance Holdings Ltd., Pfd., 9.59% (Bermuda)(d)(e)	75,444	1,948,719
	Shares	Value
Insurance-(continued)
Athene Holding Ltd.
Series A, Pfd., 6.35%(e)	236,652	$5,639,417
Series C, Pfd., 6.38%(e)	164,618	4,077,588
Series E, Pfd., 7.75%(e)	139,057	3,505,627
Enstar Group Ltd., Series D, Pfd., 7.00%(e)	109,745	2,713,994
Kemper Corp., Pfd., 5.88%(d)(e)	41,156	789,784
MetLife, Inc.
Series G, Pfd., 3.85%(d)(e)	7,020,000	6,626,617
Series A, Pfd., 6.67% (3 mo. Term SOFR + 1.26%)(c)	164,612	3,744,923
Reinsurance Group of America, Inc.
Pfd., 5.75%(d)(e)	109,763	2,763,832
Pfd., 7.13%(d)(e)	192,060	5,026,210
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(e)	54,878	1,396,645
		47,173,416
Mortgage REITs-3.33%
ACRES Commercial Realty Corp., Series C, Pfd., 8.63%(d)(e)	32,924	732,230
AGNC Investment Corp.
Series F, Pfd., 6.13%(e)	157,757	3,401,241
Series E, Pfd., 6.50%(d)(e)	110,368	2,588,130
Series D, Pfd., 6.88%(e)	64,486	1,534,767
Series G, Pfd., 7.75%(d)(e)	41,156	874,153
Series C, Pfd., 10.77% (3 mo. Term SOFR + 5.37%)(c)(d)	89,166	2,273,733
Annaly Capital Management, Inc.
Series I, Pfd., 6.75%(d)(e)	121,401	2,937,904
Series G, Pfd., 9.83% (3 mo. USD LIBOR + 4.18%)(c)(d)	116,621	2,908,528
Series F, Pfd., 10.63% (3 mo. USD LIBOR + 4.99%)(c)(d)	197,538	4,936,475
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(d)(e)	77,796	1,478,124
Chimera Investment Corp.
Series C, Pfd., 7.75%(e)	71,346	1,380,545
Series B, Pfd., 8.00%(d)(e)	89,166	2,068,651
Series D, Pfd., 8.00%(e)	54,875	1,254,442
Dynex Capital, Inc., Series C, Pfd., 6.90%(e)	30,593	718,324
Ellington Financial, Inc.
Series B, Pfd., 6.25%(d)(e)	33,065	644,767
Pfd., 6.75%(e)	31,508	712,081
Series C, Pfd., 8.63%(d)(e)	27,437	627,759
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(d)(e)	56,442	935,808
MFA Financial, Inc., Series C, Pfd., 6.50%(d)(e)	75,443	1,561,670
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(d)(e)	39,392	737,812
Series E, Pfd., 7.88%(d)(e)	50,776	1,129,258
Series D, Pfd., 8.00%(e)	41,884	830,141
Rithm Capital Corp.
Series C, Pfd., 6.38%(d)(e)	109,089	2,234,143
Series D, Pfd., 7.00%(e)	127,569	2,726,149
Series B, Pfd., 7.13%(e)	77,239	1,737,877
Series A, Pfd., 7.50%(e)	42,519	998,771
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(d)(e)	75,937	1,561,265
Series B, Pfd., 7.63%(d)(e)	74,027	1,526,437
Series A, Pfd., 8.13%(d)(e)	36,755	784,352
		47,835,537

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Multi-Utilities-0.41%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 6.20% (Canada)(d)(e)	96,018	$2,400,450
NiSource, Inc., Series B, Pfd., 6.50%(d)(e)	137,187	3,447,509
		5,847,959
Oil, Gas & Consumable Fuels-1.85%
Energy Transfer L.P.
Series E, Pfd., 7.60%(e)	219,867	5,523,059
Series C, Pfd., 10.16% (3 mo. Term SOFR + 4.53%)(c)	123,475	3,172,073
Series D, Pfd., 10.36% (3 mo. Term SOFR + 4.74%)(c)	122,090	3,142,596
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(e)	36,652	836,399
NGL Energy Partners L.P., Series B, Pfd., 12.85% (3 mo. USD LIBOR + 7.21%)(c)	86,341	2,244,866
NuStar Energy L.P.
Series B, Pfd., 11.31% (3 mo. Term SOFR + 5.90%)(c)	105,626	2,716,701
Series A, Pfd., 12.44% (3 mo. Term SOFR + 7.03%)(c)	62,140	1,600,105
Series C, Pfd., 12.55% (3 mo. USD LIBOR + 6.88%)(c)	47,334	1,204,177
NuStar Logistics L.P., Pfd., 12.39% (3 mo. Term SOFR + 7.00%)(c)	110,427	2,964,965
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(e)	46,649	1,172,289
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(e)	32,555	821,363
Series F, Pfd., 9.50% (Greece)(e)	46,268	1,181,685
		26,580,278
Trading Companies & Distributors-0.62%
Air Lease Corp., Series A, Pfd., 6.15%(e)	68,594	1,675,065
FTAI Aviation Ltd.
Series B, Pfd., 8.00%(e)	33,882	838,580
Series A, Pfd., 8.25%(e)	28,671	704,733
Series C, Pfd., 8.25%(e)	28,807	680,133
	Shares	Value
Trading Companies & Distributors-(continued)
Textainer Group Holdings Ltd., Pfd., 7.00% (China)(e)	41,158	$1,039,240
WESCO International, Inc., Series A, Pfd., 10.63%(e)	147,713	3,988,251
		8,926,002
Total Preferred Stocks (Cost $381,904,449)		350,544,387

Money Market Funds-1.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(g)(h) (Cost $14,431,513)	14,431,513	14,431,513
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.67% (Cost $1,572,536,606)		1,431,314,933
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.27%
Invesco Private Government Fund, 5.32%(g)(h)(i)	33,081,049	33,081,049
Invesco Private Prime Fund, 5.55%(g)(h)(i)	85,672,360	85,706,629
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,763,772)		118,787,678
TOTAL INVESTMENTS IN SECURITIES-107.94% (Cost $1,691,300,378)		1,550,102,611
OTHER ASSETS LESS LIABILITIES-(7.94)%		(113,960,460)
NET ASSETS-100.00%		$1,436,142,151

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Perpetual bond with no specified maturity date.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(d)	All or a portion of this security was out on loan at November 30, 2023.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$83,123,534	$(68,692,021)	$-	$-	$14,431,513	$138,870
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	35,396,501	57,170,521	(59,485,973)	-	-	33,081,049	488,792*
Invesco Private Prime Fund	98,157,459	80,210,865	(92,698,361)	23,652	13,014	85,706,629	1,352,852*
Total	$133,553,960	$220,504,920	$(220,876,355)	$23,652	$13,014	$133,219,191	$1,980,514

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023, for each Fund, (except for Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF). As of November 30, 2023, all of the securities in Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$680,665,222	$-	$-	$680,665,222
Money Market Funds	-	12,843,481	-	12,843,481
Total Investments	$680,665,222	$12,843,481	$-	$693,508,703
Invesco Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$726,935,327	$-	$726,935,327
Money Market Funds	96,319	3,093,399	-	3,189,718
Total Investments	$96,319	$730,028,726	$-	$730,125,045
Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$532,347,448	$-	$532,347,448
Money Market Funds	757,089	176,379,642	-	177,136,731
Total Investments	$757,089	$708,727,090	$-	$709,484,179
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$41,234,226	$-	$41,234,226
Money Market Funds	143,966	2,310,282	-	2,454,248
Total Investments	$143,966	$43,544,508	$-	$43,688,474
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$4,445,798,030	$-	$-	$4,445,798,030
Money Market Funds	-	90,453,559	-	90,453,559
Total Investments	$4,445,798,030	$90,453,559	$-	$4,536,251,589

	Level 1	Level 2	Level 3	Total
Invesco Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,543,438,267	$-	$1,543,438,267
Money Market Funds	1,531	-	-	1,531
Total Investments	$1,531	$1,543,438,267	$-	$1,543,439,798
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,485,296,110	$-	$1,485,296,110
U.S. Dollar Denominated Bonds & Notes	-	3,179,150	-	3,179,150
Money Market Funds	3,796,150	-	-	3,796,150
Total Investments	$3,796,150	$1,488,475,260	$-	$1,492,271,410
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$2,841,346	$1,063,497,687	$-	$1,066,339,033
Preferred Stocks	271,659,853	78,884,534	-	350,544,387
Money Market Funds	14,431,513	118,787,678	-	133,219,191
Total Investments	$288,932,712	$1,261,169,899	$-	$1,550,102,611